CONTRACT PROSPECTUS MAY 1, 2004

The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which allow for installment payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading this Prospectus is Important. Before you participate in the contract through a supplemental retirement program, you should read this prospectus. It provides facts about the contract and its investment options. Prospective contract owners (generally a school district or state operated State University of New York campus to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate. Keep this document for future reference.

Table of Contents ... page 3

You may participate in this contract if you are an eligible employee of a school board or public university in the State of New York and if you are a member of the New York State United Teachers (NYSUT) or the United University Professions (UUP).

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

The Funds

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
American Century® Income & Growth Fund (Advisor Class)(1)
Calvert Social Balanced Portfolio
Evergreen Special Values Fund (Class A)(1)
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP High Income Portfolio (Initial Class)
Fidelity® VIP Index 500 Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Baron Small Cap Growth Portfolio (Service Class)
ING GET U.S. Core Portfolio
ING JPMorgan Fleming International Portfolio (Initial Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity Portfolio) (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I) (2)
ING VP Bond Portfolio (Class I) (2)
ING VP Emerging Markets Fund
ING VP Global Science and Technology Portfolio
(formerly ING VP Technology Portfolio) (Class I) (2)

ING VP Growth and Income Portfolio (Class I) (2)
ING VP Growth Portfolio (Class I) (2)
ING VP Index Plus LargeCap Portfolio (Class I) (2)
ING VP Index Plus MidCap Portfolio (Class I) (2)
ING VP Index Plus SmallCap Portfolio (Class I) (2)
ING VP International Equity Portfolio (Class I) (2)
ING VP Money Market Portfolio (Class I) (2)
ING VP Natural Resources Trust (3)
ING VP Real Estate Portfolio (Class I)(4)
ING VP Small Company Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
ING VP Value Opportunity Portfolio (Class I) (2)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Series Fund - Mid-Cap Value Portfolio
(Class VC)
MFS® Total Return Series (Initial Class)
Oppenheimer Developing Markets Fund (Class A)(1)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.(1)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

(1)	This fund is available to the general public. See "Investment Options - Additional Risks of Investing in the Funds."
(2)	Effective May 3, 2004, Class R shares of this fund have been renamed as Class I shares.
(3)

Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

(4)	This fund is scheduled to be available on May 10, 2004.

CONTRACT PROSPECTUS - MAY 1, 2004 (CONTINUED)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus on page 13 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Fixed Interest Options.
Guaranteed Accumulation Account
Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Getting Additional Information. You may obtain the May 1, 2004, Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Opportunity Plus Service Center at 1-800-677-4636 or by writing to us at the address listed in "Questions: Contacting the Company." You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 45 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

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TABLE OF CONTENTS
Contract Overview	4
Who's Who
The Contract and Your Supplemental Retirement Program
Contract Rights
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Fee Table	6
Condensed Financial Information	13
Investment Options	13
Transfers	16
Contract Purchase or Participation	18
Contract Ownership and Rights	20
Right to Cancel	20
Fees	21
Your Account Value	25
Withdrawals	27
Loans	28
Systematic Distribution Options	29
Death Benefit	30
The Income Phase	31
Taxation	35
Other Topics	40

The Company - Opportunity Plus Service Center - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution -Agreement with the Company - Contract Modification - Legal Matters and Proceedings - Trading-Industry Developments - Payment Delay or Suspension - Intent to Confirm Quarterly

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CONTRACT OVERVIEW

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call the Company through:

Opportunity Plus Service Center
P.O. Box 13047
Newark, NJ 07188-0047

1-800-OPP-INFO
(1-800-677-4636)

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Opportunity Plus Service Center to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is a summary. Please read each section of this prospectus for additional information.
Who's Who
You (the participant): The individual participating in a supplemental retirement program, where the program uses the contracts as funding options.
Plan Sponsor: The sponsor of your supplemental retirement program. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. The contract holder is the school district or state operated State University of New York campus to which we have issued the master contract.

We, us, our (the Company): ING Life Insurance and Annuity Company. We issue the contract.
The Contract and Your Supplemental Retirement Program

Supplemental Retirement Program (plan): A plan sponsor has established a supplemental retirement program for you. The term "contract(s)" in this prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

Plan Type: We refer to the supplemental retirement program in this prospectus as a 403(b) plan. For a description, see "Taxation."

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

Contract Rights
You hold all rights under the contract and may make all elections for your accounts.
Contract Facts

Free Look/Right to Cancel: Contract holders and participants may cancel their purchase no later than ten days after they receive the contract (or other document evidencing their interest). See "Right To Cancel."

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Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may, subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.

Systematic Distribution Options: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."
Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."
Taxation: Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."
Contract Phases
I. The Accumulation Phase. (accumulating retirement benefits)

STEP 1: You provide ING Life Insurance and Annuity Company with your completed enrollment materials and we may set up one or more accounts for you. We may set up account(s) for employer contributions and/or contributions from your salary

STEP 2: You direct us to invest your account dollars in any of the following investment options:

(a) Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.) The subaccount(s) selected purchases shares of its corresponding fund.

Payments to Your Account
Step 1 â
ING Life Insurance and Annuity Company
a) â	Step 2	b) â
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
â Step 2(b) â
	Mutual Fund A	Mutual Fund B

II. The Income Phase (Receiving income phase payments from your contract).

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options, if you wish to elect one (see "The Income Phase"). In general, you may:

Receive income phase payments over a lifetime or for a specified period;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an income phase payment option that provides a death benefit to your beneficiary(ies); and

  Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select), or a combination of fixed and variable income phase payments.

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FEE TABLE

  In This Section:

    Maximum Contract Holder Transaction Expenses
    Separate Account Annual Expenses
    Total Annual Fund Operating Expenses
    Fees Deducted by the Funds
    Hypothetical Examples

  Also See the "Fees" Section for:

    Early Withdrawal Charge Schedules
    How, When and Why Fees are Deducted
    Premium and Other Taxes
    Charges for ING GET Fund

  See "The Income Phase" for:

  Fees During the Income Phase

  The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses
Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)		5%

  1 This is a deferred sales charge. For Single Purchase Payment Contracts, there is no withdrawal charge. For Installment Purchase Payment Contracts, we waive the withdrawal charge for dollars contributed to the funds or the Guaranteed Accumulation Account on or after April 1, 1995. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Charge	1.00%[2]
Maximum Administrative Expense Charge	0.25%	(currently 0%)[3]
ING GET Fund Guarantee Charge	0.25%[4]
Total Separate Account Annual Expenses	1.50%

  2 The mortality and expense risk charge for the ING VP Money Market Portfolio subaccount is 0.35% on an annual basis.

  3 We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

  4 The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See "Investment Options-ING GET U.S. Core Portfolio" and "Fees-ING GET U.S. Core Portfolio Guarantee Charge" for a description of the ING GET Fund guarantee charge.

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  The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses* (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.34%	Maximum 2.58%

  * After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.28% and 2.50%, respectively. The fund having the minimum expense percentage is subject to an expense reimbursement or contractual fee waiver arrangement. This arrangement can be discontinued by the fund's manager at any time. The fund having the maximum expense percentage is subject to an expense reimbursement or contractual fee waiver arrangement through at least December 5, 2004.

Fees Deducted by the Funds

  Using this Information. The following table shows the investment advisory fees, 12b-1 fees and other expenses, including service fees (if applicable), charged annually by each fund. See the "Fees" section of this prospectus and the fund prospectuses for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

  How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

  Fund Expense Table(1)
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM V.I. Capital Appreciation Fund (Series I)	0.61%	--	0.24%	0.85%	--	0.85%
AIM V.I. Core Equity Fund (Series I)	0.61%	--	0.20%	0.81%	--	0.81%
AIM V.I. Growth Fund (Series I)(2)	0.63%	--	0.27%	0.90%	--	0.90%
AIM V.I. Premier Equity Fund (Series I)	0.61%	--	0.24%	0.85%	--	0.85%
American Century® Income & Growth Fund (Advisor Class) (3)	0.43%	0.50%	0.01%	0.94%	--	0.94%
Calvert Social Balanced Portfolio(4)	0.70%	--	0.23%	0.93%	--	0.93%
Evergreen Special Values Fund (Class A) (5)(6)	0.80%	0.30%	0.28%	1.38%	--	1.38%
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	0.58%	--	0.15%	0.73%	--	0.73%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.48%	--	0.09%	0.57%	--	0.57%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.11%	0.69%	--	0.69%
Fidelity® VIP Index 500 Portfolio (Initial Class)(7)	0.24%	--	0.10%	0.34%	--	0.34%

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Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Fidelity® VIP Overseas Portfolio (Initial Class)	0.73%	--	0.17%	0.90%	--	0.90%
Franklin Small Cap Value Securities Fund (Class 2)(8)	0.57%	0.25%	0.19%	1.01%	--	1.01%
ING Baron Small Cap Growth Portfolio (Service Class)(9)(10)	0.85%	--	0.65%	1.50%	0.05%	1.45%
ING GET U.S. Core Portfolio(11)(12)(13)	0.60%	0.25%	0.15%	1.00%	--	1.00%
ING JPMorgan Fleming International Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING MFS Capital Opportunities Portfolio (Initial Class)	0.65%	--	0.25%	0.90%	--	0.90%
ING PIMCO Total Return Portfolio (Service Class)(9)	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.70%	--	0.13%	0.83%	--	0.83%
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	0.60%	--	0.15%	0.75%	--	0.75%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Service Class)(9)(10)	0.60%	--	0.60%	1.20%	0.07%	1.13%
ING VP Balanced Portfolio, Inc. (Class I) (14)	0.50%	--	0.10%	0.60%	--	0.60%
ING VP Bond Portfolio (Class I) (14)	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Emerging Markets Fund (15)(16)	0.85%	--	1.73%	2.58%	--	2.58%
ING VP Global Science and Technology Portfolio (Class I)(14)(17)	0.95%	--	0.15%	1.10%	--	1.10%
ING VP Growth and Income Portfolio (Class I)(14)	0.50%	--	0.10%	0.60%	--	0.60%
ING VP Growth Portfolio (Class I) (14)(17)	0.60%	--	0.11%	0.71%	--	0.71%
ING VP Index Plus LargeCap Portfolio (Class I) (14)(17)	0.35%	--	0.08%	0.43%	--	0.43%
ING VP Index Plus MidCap Portfolio (Class I)(14)(17)	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus SmallCap Portfolio (Class I)(14)(17)	0.40%	--	0.16%	0.56%	--	0.56%
ING VP International Equity Portfolio (Class I) (14)(17)	0.85%	--	0.53%	1.38%	--	1.38%
ING VP Money Market Portfolio (Class I)(14)	0.25%	--	0.10%	0.35%	--	0.35%
ING VP Natural Resources Trust (15)(16)	1.00%	--	0.61%	1.61%	--	1.61%
ING VP Real Estate Portfolio (Class I)(18)(19)(20)	0.80%	--	0.45%	1.25%	0.20%	1.05%
ING VP Small Company Portfolio (Class I) (14)(17)	0.75%	--	0.10%	0.85%	--	0.85%
ING VP Strategic Allocation Balanced Portfolio (Class I) (14)(17)	0.60%	--	0.14%	0.74%	--	0.74%
ING VP Strategic Allocation Growth Portfolio (Class I) (14)(17)	0.60%	--	0.15%	0.75%	--	0.75%
ING VP Strategic Allocation Income Portfolio (Class I) (14)(17)	0.60%	--	0.14%	0.74%	--	0.74%
ING VP Value Opportunity Portfolio (Class I)(14)(17)	0.60%	--	0.10%	0.70%	--	0.70%
Janus Aspen Balanced Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
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Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Janus Aspen Capital Appreciation Portfolio (Service Shares)	0.65%	0.25%	0.03%	0.93%	--	0.93%
Janus Aspen Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	0.65%	--	0.06%	0.71%	--	0.71%
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)	0.75%	--	0.33%	1.08%	--	1.08%
MFS® Total Return Series (Initial Class)(21)	0.75%	--	0.09%	0.84%	--	0.84%
Oppenheimer Developing Markets Fund (Class A) (22)	0.97%	0.24%	0.60%	1.81%	--	1.81%
Oppenheimer Global Securities Fund/VA	0.63%	--	0.04%	0.67%	--	0.67%
Oppenheimer Strategic Bond Fund/VA	0.72%	--	0.03%	0.75%	--	0.75%
Pax World Balanced Fund, Inc.	0.50%	0.25%	0.24%	0.99%	--	0.99%
Pioneer Equity Income VCT Portfolio (Class I)	0.65%	--	0.13%	0.78%	--	0.78%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.11%	0.76%	--	0.76%

  Footnotes to "Fund Expense Table"
(1)

  The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2)	As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
(3)

  The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. Other Expenses include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2003.

(4)

  Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Managements Company, Inc.) and the administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(5)

  Expense information listed above is for the fiscal year ended July 31, 2003. Expenses shown in the table above do not reflect that the Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in July 2003 in order to limit Total Annual Fund Operating Expenses so that they do not exceed, in the aggregate, 1.36%. The amount waived and/or reimbursed in the latest fiscal year was 0.02%.

(6)

  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain other of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.26% for Class A.

(7)

  Expenses shown in the table above do not reflect that the fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commission and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. The arrangement can be discontinued by the fund's manager at any time.

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(8)

  The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.

(9)	Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(10)

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Baron Small Cap Growth and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.45% and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.

(11)

  Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix III in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(12)

  The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.

(13)

  ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(14)

  The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(15)

  The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(16)

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.08% for ING VP Emerging Markets. For each Portfolio except ING VP Emerging Markets, the expense limits will continue through at least December 31, 2004. For ING VP Emerging Markets Portfolio the expense limits will continue through at least December 5, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(17)

  ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio; 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18)

  The above table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. For the ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(19)

  ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For the ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year.

(20)

  ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

10

(21)

  The series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may also enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other Expenses do not take into account these fee reductions, and are therefore higher than the actual expenses of the series.

(22)

  The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended August 31, 2003. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses as percentages of average daily net assets were 0.55% and 1.76% for Class A shares.

11
Hypothetical Examples

  The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses applicable to the particular fund, and fund fees and expenses.

  Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$891	$1,687	$2,502	$4,062	$385	$1,169	$1,972	$4,062

  Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$679	$1,055	$1,457	$1,889	$162	$502	$866	$1,889

  * This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

  ** This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

12

CONDENSED FINANCIAL INFORMATION

  Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

  Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

    Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the Opportunity Plus Service Center at the address and telephone number listed under "Contract Overview - Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

  ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio ("ING GET Fund") series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

  Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix III for a projected schedule of ING GET Fund Series Offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

13

  If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

  Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

  Selecting Investment Options

    Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

    Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

    Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

  Limits on Option Availability. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

  Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time during the accumulation phase. If you have an outstanding loan, you may currently make a total of 18 cumulative selections over the life of your account. Each subaccount, the Fixed Account and each classification of the Guaranteed Accumulation Account counts as one option. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

14

  Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds.
Insurance-Dedicated Funds (Mixed and Shared Funding)
"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed-bought for annuities and life insurance.
Shared-bought by more than one company.
Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:
American Century® Income & Growth Fund (Advisor Class)
Oppenheimer Developing Markets Fund (Class A)
Pax World Balanced Fund, Inc.
Evergreen Special Values Fund (Class A)
See "Taxation-Use of Public Funds in a Section 403(b) Contract" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

  Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

15

TRANSFERS

  Transfers Among Investment Options. During the accumulation phase and the income phase, you may transfer among investment options. During the income phase you may make up to twelve transfers per calendar year among available investment options. You may make a request in writing, by telephone or electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

  Value of Transferred Dollars. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Service Center, or if you are participating in the Dollar Cost Averaging Program, after your scheduled transfer. (See "Contract Overview - Questions.")

  Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

  Limits on Frequent or Disruptive Transfers. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:

    Increased trading and transaction costs;

    Forced and unplanned portfolio turnover;

    Lost opportunity costs; and

    Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners and participants.

Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contracts.
We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:

    Exceeds our then-current monitoring standard for excessive trading;

    Is identified as problematic by an underlying fund;

    Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants; or

    Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

  Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders, participants and fund investors, fund management considerations and state or federal regulatory developments.

  We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants. Such restrictions may include:

16

    Not accepting transfer instructions from an agent acting on behalf of more than one contract owner or participant; and

    Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner or participant at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

  The Dollar Cost Averaging Program. The contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this program. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from the ING VP Money Market Portfolio to the Fixed Account, Guaranteed Accumulation Account, or one or more subaccounts that you select. Allocations to the Fixed Account may limit your ability to execute subsequent transfers out of this fixed option. Amounts transferred to or from the Fixed Account and subsequently withdrawn from the contract during the accumulation phase may be subject to early withdrawal charge. (See "Fees".) Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the ING VP Natural Resources Trust and ING GET Fund subaccounts. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview-Questions." This program is not available to the participants in the Asset Rebalancing Program.

  The Asset Rebalancing Program. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. If elected, only account values invested in the variable investment options (excluding the ING GET Fund subaccount) are eligible to be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Account are not eligible to be rebalanced. To elect to participate in Asset Rebalancing, you should contact the Opportunity Plus Service Center. This program is not available to participants in the Dollar Cost Averaging program.

17

CONTRACT PURCHASE OR PARTICIPATION

  Contracts Available for Purchase. The contracts available for purchase are deferred annuity contracts that the Company offers in connection with supplemental retirement programs under Tax Code Section 403(b). The plans are established by school boards and public universities in the state of New York, for participants who are members and agency fee payers of the New York State United Teachers Trust (NYSUT) and United University Professions (UUP).

There are two group deferred variable annuity contracts:
(1) Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre-existing plan; and
(2) Installment purchase payment contracts established to accept continuing periodic payments.
We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.

  Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

  Participating in the Contract. To participate in the contract, your local representative will assist you in completing an enrollment form and submit it to the Opportunity Plus Service Center. (See "Contract Overview - Questions.") If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount and an employer account for employer contributions. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

  Acceptance or Rejection of Application or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

  Allocating Purchase Payments to the Investment Options. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and by telephone or electronically.

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Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. (See "Investment Options" and "Transfers.")

  Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your local representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1)

  Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal supplemental retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

(2)

  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

  Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York state law requires completion of Replacement Forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

19

CONTRACT OWNERSHIP AND RIGHTS
Who Owns the Contract? The contract holder. The contract holder is the school district or state operated State University of New York campus to which we have issued the master contract.

  Who Owns Money Accumulated Under the Contract? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account.

What Rights Do I Have Under the Contract? You hold all rights under the contract and may make all elections for your accounts.

RIGHT TO CANCEL

  When and How to Cancel. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Service Center or the local representative along with a written notice of cancellation.

  Refunds. We will produce a refund to you or the contract holder not later than seven days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity Plus Service Center. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

20

FEES
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

  Types of Fees
  There are four types of fees your account may incur:

    Transaction Fees
    Early Withdrawal Charge
    Fees Deducted from Investments in the Subaccounts
    Mortality and Expense Risk Charge
    Administrative Expense Charge
    Fund Expenses
    ING GET Fund Guarantee Charge

  Terms to Understand in the Schedules

    Account Year-a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

    Purchase Payment Period (for installment purchase payment contracts)-the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed can not exceed the number of account years completed, regardless of the number of payments made.

Transaction Fees

  Early Withdrawal Charge

  Under installment purchase payment contracts, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. There is no early withdrawal charge for single purchase payment contracts.

  Amount. The charge is a percentage of the amount withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 9.0% of total payments to your account.

  Purpose. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Certain post-March 31, 1995 investments. The early withdrawal charge does not apply to:

    Amounts withdrawn from the portion of the account value invested in the variable investment options and/or the Guaranteed Accumulation Account attributable to payments made on or after April 1, 1995. This waiver does not apply to:

Amounts deposited in the Fixed Account;
Amounts deposited in a subaccount or the Guaranteed Accumulation Account but then transferred to the Fixed Account; or
Amounts that came from the Fixed Account but were then transferred to a subaccount or the Guaranteed Accumulation Account.
For any withdrawal, the account value of the payments made on or after April 1, 1995 will be withdrawn first, then the remaining value will be used to satisfy the disbursement request.

21

Early Withdrawal Charge Schedules:
Withdrawals from Variable Investment Options and Fixed Account
Purchase Payment Periods Completed Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or 10 More than 10	Early Withdrawal Charge 5% 4% 3% 2% 0%

  Early Withdrawal Charge Schedule For the Guaranteed Accumulation Account For Certain New York Contracts

  The following schedule applies to withdrawals from the Guaranteed Accumulation Account under installment purchase payment master contracts issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed account years. For all other contracts, the applicable Early Withdrawal Charge Schedule for withdrawals from the Guaranteed Accumulation Account under installment purchase payment contracts is the same schedule that applies to withdrawals from the Variable Investment Options and the Fixed Account.

Withdrawals from the Guaranteed Accumulation Account for Certain Installment Purchase Payment Contracts
Account Years Completed Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%
Waiver. The early withdrawal charge is waived for portions of a withdrawal where one or more of the following apply:
Used to provide payments to you during the income phase;
Paid because of your death before income phase payments begin;
Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months;
Taken because of the election of a systematic distribution option (See "Systematic Distribution Options");
Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
Withdrawn due to disability as specified in the Tax Code;
Taken on or after the tenth anniversary of the effective date of the account;
Due to a financial hardship as defined in the Tax Code;

  Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers' or Employee's Retirement Systems (even if you are not a member of either system);

  Waivers of Early Withdrawal Charge. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax Relief Reconciliation Act of 2001 and you meet the other requirements set forth in the contract.

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  Free Withdrawals. If you are between the ages of 591/2 and 701/2, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply:
To a full withdrawal of your account; or
To partial withdrawals due to a default on a contract loan.
Fees Deducted From Investments in the Subaccounts
Mortality and Expense Risk Charge

  Amount. During the accumulation phase 1.00% annually of your account value invested in the subaccounts, except the ING VP Money Market Portfolio subaccount which is 0.35% annually. See "The Income Phase - Charges Deducted" for fees deducted during the income phase.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this from any fixed interest option.
Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts.

    The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

  If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge
Maximum Amount. 0.25%. We currently do not impose this fee. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

  When/How. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

  Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

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Fund Expenses

  Amount. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

  When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose. These amounts help to pay the funds' investment advisor and operating expenses.

  Premium and Other Taxes. Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")
ING GET Fund Guarantee Charge

  Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See "Investment Options - ING GET U.S. Core Portfolio."

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YOUR ACCOUNT VALUE
During the accumulation phase, your account value at any given time equals:
Account dollars directed to the fixed interest options, including interest earnings to date; less
Deductions, if any, from the fixed interest options (e.g. withdrawals, fees); plus
The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

  Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor
Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.
Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
The total value of the subaccount units at the preceding valuation; minus

  A daily deduction for the mortality and expense risk charge, and administrative expense charge, if any, and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account.

The net investment rate may be either positive or negative.

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  Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution	Step 1: You make an initial contribution of $5000. Step 2:
Step 1 â
ING Life Insurance and Annuity Company
Step 2 â

  A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

  B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the then current market value (net asset value or NAV).
â Step 3 â
Fund A	Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

  Taxes, Fees and Deductions

  Amounts withdrawn may be subject to one or more of the following:

    Early Withdrawal Charge (see "Fees-Early Withdrawal Charge")
    Market Value Adjustment (see Appendix I)

  To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview- Questions."

Making a Withdrawal. Subject to the Tax Code withdrawal restrictions described below, you may withdraw all or a portion of your account value at any time during the accumulation phase.
Steps for Making A Withdrawal. You must:
Select the Withdrawal Amount.
(1)

  Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge.

(2)

  Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

    Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and submit it to the Opportunity Plus Service Center.

  Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) as of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Service Center, or
(2) on such later date as specified on the disbursement form.

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Opportunity Plus Service Center.

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  Withdrawal Restrictions from 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment or financial hardship, of the following:

(1)	Salary reduction contributions made after December 31, 1988;
(2)	Earnings on those contributions, and;
(3)	Earnings during such period on amounts held as of December 31, 1988.
Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

  Reinvestment Privilege. The contract allows one-time use of a reinvestment privilege. Within 30 days after a full withdrawal (or such longer period as required by law), if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

LOANS

  Availability. You may take a loan from your account value during the accumulation phase. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

  Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the Opportunity Plus Service Center. Read the terms of the loan agreement before submitting any request.

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SYSTEMATIC DISTRIBUTION OPTIONS

  Features of a Systematic

  Distribution Option

  A systematic distribution option allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

  Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, check with the contract holder or the Company at the Opportunity Plus Service Center.

The following systematic distribution options may be available:

    SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

    LEO-Life Expectancy Option. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. (See "Taxation.")

    ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement and pay you that amount once a year.

  Availability of Systematic Distribution Options. The Company may offer additional systematic distribution options or discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

  Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.

  Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

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DEATH BENEFIT

  The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "Income Phase."
During the Accumulation Phase
Payment Process
1.	Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven days after we receive proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center, we will mail payment, unless otherwise requested.
Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.
If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:
Lump-sum payment;
Payment in accordance with any of the available income phase payment options (see "The Income Phase-Payment Options"); or
If the beneficiary is your spouse, payment in accordance with an available systematic distribution option (See "Systematic Distribution Options").

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

  The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. Interest on amounts invested in fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

  Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Taxation" for additional information.)

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THE INCOME PHASE

  We may have used the following terms in prior prospectuses:

  Annuity Phase   - Income Phase

  Annuity Option   - Payment Option

  Annuity Payment   - Income Phase Payment

  Annuitization   - Initiating Income Phase Payments

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.
Initiating Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:
Payment start date;
Income phase payment option (see the income phase payment options table in this section);
Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed, variable or a combination of both fixed and variable payments; and
Selection of an assumed net investment rate (only if variable payments are elected).

  Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

  What Affects Income Phase Payment Amounts? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether fixed, variable or a combination of both fixed and variable payments are selected; and, for variable payments, the assumed net investment rate selected.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.

  Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available investment options. For variable payments, an assumed net investment rate must be selected.

  Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

  If you select a 31/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Opportunity Plus Service Center. (See "Contract Overview-Questions.")

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Minimum Payment Amounts. The income phase payment option selected must result in one or both of the following:
A first income phase payment of at least $20; or
Total yearly income phase payments of at least $100.
If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

  Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge from amounts held in the subaccounts. (See "Fees.")

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office at the following address:

Customer Service Settlements 5906 ING U.S. Financial Services P.O. Box 2883 Hartford, CT 06101-8785

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")
Income Phase Payment Options

  The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

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Terms used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated. Beneficiary: The person designated to receive the death benefit payable under the contract.
Lifetime Income Phase Payment Options
Life Income

  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
  Death Benefit-None: All payments end upon the annuitant's death.

Life Income - Guaranteed Payments*

  Length of Payments: For as long as the annuitant lives, with the option of having payments guaranteed for a choice of 5-30 years or as otherwise specified in the contract.
  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
  Continuing Payments:
  (a)   This option allows a choice of 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or
  (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
  Death Benefit-None: Payments end after the deaths of both annuitants.

Life Income - Two Lives - Guaranteed Payments*

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months and a maximum of 360 months, or as otherwise specified in the contract.
  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
  Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Refund Option - fixed payment only

  Length of Payments: For as long as the annuitant lives.
  Death Benefit-Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income payments paid.

Life Income - Two Lives-Cash Refund Option - fixed payment only

  Length of Payments: For as long as either annuitant lives.
  Continuing Payment: 100% of the payment to continue after the first death.
  Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income payments paid.

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  Lifetime Income Phase Payment Options Continued:
Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years. In certain cases a lump-sum payment may be requested at any time (see below).
  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

  Lump-Sum Payment: If the "Nonlifetime-Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. (See "Fees-Early Withdrawal Charge.") Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Service Center.

  Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments.)

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

34

TAXATION

  In This Section
    Introduction
    The Contract
    Withdrawals and Other Distributions
    Taxation of Distributions
    10% Penalty Tax
    Withholding for Federal Income Tax Liability
    Required Minimum Distributions
    Assignment or Transfer of Contracts
    Use of Public Funds in a Section 403(b) Contract
    Exclusion from Gross Income
    Restrictions on Distributions
    Transfers from 403(b)(7) Custodial Accounts
    Taxation of Gains Prior to Distribution
    Taxation of the Company

  When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.
Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

  We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

The Contract

  The contract is designed for use with Tax Code section 403(b) plans. Contract holders and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Use of Public Funds in a Section 403(b) Contract
In addition to being offered as an investment option under the contract, shares of certain of the Funds
American Century Income & Growth Fund (Advisor Class)
Oppenheimer Developing Markets Fund (Class A Shares)
Pax World Balanced Fund, Inc.
Evergreen Special Values Fund (Class A Shares)

  are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

35

Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, and death benefit proceeds.
We report the taxable portion of all distributions to the IRS.
Taxation of Distributions
All distributions from 403(b) plans are taxed as received unless:
The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.
In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.
10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 403(b) plan, unless one or more of the following have occurred:
You have attained age 59 1/2 ;
You have become disabled, as defined in the Tax Code;
You have died;
You have separated from service with the plan sponsor at or after age 55;
The distribution is rolled over into another eligible plan or to an IRA in accordance with the Tax Code;
The distribution is due to an IRS levy upon your account; or

  The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor.

  In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

Withholding for Federal Income Tax Liability
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

  Generally, distributions from 403(b) plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

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Required Minimum Distributions
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These rules may dictate one or more of the following:
Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; or
Distribution amounts.

  Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:
Over your life or the joint lives of you and your designated beneficiary, or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.
Minimum Distribution of Death Benefit Proceeds. Different distribution requirements apply if your death occurs:
After you begin receiving minimum distributions under the contract, or
Before you begin receiving such distributions.

  If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

  If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

Over the life of the designated beneficiary, or
Over a period not extending beyond the life expectancy of the designated beneficiary.
Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70 1/2.
Assignment or Transfer of Contracts

  Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

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Exclusions from Gross Income

  Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Contributions to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

  In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

  This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $13,000 in 2004. This limit is scheduled to increase as follows:

$14,000 in 2005;
$15,000 in 2006.
After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending on certain conditions.

  Catch-up Contributions. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
$3,000 in 2004;
$4,000 in 2005;
$5,000 in 2006 and thereafter; or
The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

  An additional catch-up election may be available to certain employees who have completed at least 15 years of service with an eligible employer. For further information on using the contribution catch-up provisions, please consult with your local representative or tax advisor.

Restrictions on Distributions
Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of:
salary reduction contributions made after December 31, 1988;
earnings on those contributions; and
earnings during such period on amounts held as of December 31, 1988.

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  Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Transfers from 403(b)(7) Custodial Accounts

  If pursuant to Revenue Ruling 90-24, the Company agrees to accept under the contracts amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(iii).

Taxation of Gains Prior to Distribution

  You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code section 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" in this "Taxation" section for a discussion of how distributions under 403(b) plans are taxed.) When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

  Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

  The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Taxation of the Company

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS
The Company
ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
151 Farmington Avenue Hartford Connecticut 06156
Opportunity Plus Service Center

  We established the Opportunity Plus Service Center to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

ING Life Insurance and Annuity Company Opportunity Plus Service Center P.O. Box 13047 Newark, NJ 07188-0047 Telephone Number: 1-800-OPP-INFO (1-800-677-4636)

  Variable Annuity Account C

  We established Variable Annuity Account C (the separate account) in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

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Performance Reporting
We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns; and
Non-standardized average annual total returns.
We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges, (if any) ING GET Fund guarantee charges (if any) and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, for group contracts used with section 403(b) plans, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.
During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

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Contract Distribution

  The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.
Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Baring Investment Services, Inc.

  Compulife Investor Services, Inc.

  Directed Services, Inc.

  Financial Network Investment Corporation

  Granite Investment Services, Inc.

  Guaranty Brokerage Services, Inc.

  ING America Equities, Inc.

  ING Barings Corp.

  ING Direct Funds Limited

  ING DIRECT Securities, Inc.

  ING Financial Advisers, LLC

  ING Financial Partners, Inc.

  ING Funds Distributor, LLC

  ING Furman Selz Financial Service LLC

  ING TT&S (U.S.) Securities, Inc.

  Multi-Financial Securities Corporation

  PrimeVest Financial Services, Inc.

  Systematized Benefits Administrators, Inc.

  Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 4% of the first year of payments to an account. Renewal commissions on payments made after the first year and, under group contracts, asset-based service fees may also be paid.

  The average of all commissions and asset-based service fees paid is estimated to equal approximately 2.5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

  We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

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Agreement with the Company

  NYSUT Benefit Trust is a non-profit tax-exempt trust organized and existing under Internal Revenue Code Section 501(c)(5). This Trust operates for the benefit of its members and agency fee payers of New York State United Teachers.

The Company (our, we) and NYSUT Benefit Trust agree to the following:
Sponsorship of the Opportunity Plus program by NYSUT Benefit Trust;
Our provision, to all members and agency fee payers, of educational programs focused on financial planning for retirement; and
Our employment of trained professional personnel to conduct these programs exclusively for members and agency fee payers.
Additionally:

    We will pay NYSUT Benefit Trust $ 413,000 per quarter during 2004. Beginning January 1, 2005, we will pay NYSUT Benefit Trust an annual amount equal to a specified dollar amount for each NYSUT member, based on the current NYSUT membership of approximately 500,000 members. During 2005, the amount will be $6 per NYSUT member. NYSUT Benefit Trust utilizes these amounts to enhance benefits to the participants in programs it sponsors.  These amounts also reimburse NYSUT Benefit Trust for direct out of pocket expenses incurred in the promotion of the Opportunity Plus program and contribute to the cost incurred by NYSUT Benefit Trust for retaining employees who assist in the maintenance of the Opportunity Plus program.

We compensate United University Professions $6,000 per month for the use of on-site campus facilities and the sponsorship of the Opportunity Plus program.
Contract Modification

  We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings
We are not aware of any pending legal proceedings which involve the separate account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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Trading-Industry Developments

  As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Payment Delay or Suspension

  We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the New York Stock Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Intent to Confirm Quarterly
We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

  General Information and History
  Variable Annuity Account C
  Offering and Purchase of Contracts
  Income Phase Payments
  Sales Material and Advertising
  Independent Auditors
  Financial Statements of the Separate Account
  Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

  You may request an SAI by calling the Opportunity Plus Service Center at the number listed in "Contract
  Overview - Questions."

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APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

  The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

  General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

    The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

    The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

  Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

  Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;
Tax Penalties and/or Tax withholding-see "Taxation"; or
Early Withdrawal Charge-see "Fees".
We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

  Market Value Adjustment (MVA).

  If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. If you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

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    If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

  Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
Short-term-three years or fewer; and
Long-term-ten years or less, but greater than three years.
At the end of a guaranteed term, you may:
Transfer dollars to a new guaranteed term;
Transfer dollars to other available investment options; or
Withdraw dollars.
Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

  Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

  Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

  Borrowing Against Amounts held in the Guaranteed Accumulation Account. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we will distribute as a loan.

  Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

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APPENDIX II FIXED ACCOUNT

  The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

Additional information about this option may be found in the contract.

  General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

  Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. (See "Fees-Early Withdrawal Charge.")

  Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts which equal your account value in the Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1,000 or less.

  Income Phase. By notifying the Opportunity Plus Service Center at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from account values held in the Fixed Account.

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APPENDIX III PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS
	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio - Series 6	09/10/04 - 12/09/04	12/10/04 - 12/09/11

ING GET U.S. Core Portfolio - Series 7	12/10/04 - 03/08/05	03/09/05 - 03/08/12

ING GET U.S. Core Portfolio - Series 8	03/09/05 - 06/07/05	06/08/05 - 06/07/12

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APPENDIX IV FUND DESCRIPTIONS

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge from our Home Office at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM Variable Insurance Funds - AIM V.I. Growth Fund (Series I shares)	A I M Advisors, Inc.	Seeks growth of capital. Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum.
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks to achieve long-term growth of capital with a secondary objective of income. Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities.

American Century® Income & Growth Fund (Advisor Class)	American Century Investment Management, Inc.

  Seeks capital growth by investing in common stocks. Income is a secondary objective. Fund managers select stocks primarily from the largest 1,500 publicly traded U.S. companies using quantitative, computer-driven models in a two-step process that draws heavily on computer technology to construct the portfolio of stock investments that they believe will provide the optimal balance between risk and expected return.

50

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Calvert Variable Series, Inc. - Calvert Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadviser: Brown Capital Management, Inc. and SsgA Funds Management, Inc.

  Seeks to achieve a competitive total return through an actively managed nondiversified portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio. Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

Evergreen Special Values Fund (Class A Shares)	Evergreen Investment Management Company, LLC

  Seeks to produce growth of capital. Invests primarily in common stocks of small U.S. companies. Under normal market conditions, invests at least 80% of assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Value Index, at the time of purchase).

Fidelity® Variable Insurance Products - Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)

  Fidelity Management & Research Company

  Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; Fidelity Investments Money Management, Inc.; FMR Co., Inc.

  Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

Fidelity® Variable Insurance Products - Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity Management & Research Company Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.	Seeks long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.
Fidelity® Variable Insurance Products - Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.

  Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. Normally invests at least 80% of total assets in income-producing equity securities (which tends to lead to investments in large cap "value" stocks).

51

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Fidelity® Variable Insurance Products - Fidelity® VIP High Income Portfolio (Initial Class)	Fidelity Management & Research Company Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

  Seeks a high level of current income while also considering growth of capital. Normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity® Variable Insurance Products - Fidelity® VIP Index 500 Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC (Geode)

  Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 IndexSM (S&P 500®). Normally invests at least 80% of assets in common stocks included in the S&P 500®.

Fidelity® Variable Insurance Products - Fidelity® VIP Overseas Portfolio (Initial Class)

  Fidelity Management & Research Company

  Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital. Normally invests at least 80% of assets in non-U.S. securities, primarily in common stocks.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. Normally invest at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. Invests in small companies that the fund's manager believes are undervalued.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.

  Seeks capital appreciation. Invests primarily (at least 80% of total assets under normal circumstances) in securities of smaller companies with market values under $2.5 billion as measured at the time of purchase.

52

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Insurance Trust - ING GET U.S. Core Portfolio	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.

ING Partners, Inc. - ING JPMorgan Fleming International Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Fleming Asset Management (London) Ltd.

  Seeks long-term growth of capital. Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the subadviser believes have high growth potential. Will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets.

ING Partners, Inc. - ING MFS Capital Opportunities Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company	Seeks capital appreciation. Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.
ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality.

ING Partners, Inc. - ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies. Investments in foreign securities are limited to 30% of total assets.

53

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.

  Seeks long-term growth of capital and future income. Under normal circumstances, invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
ING VP Balanced Portfolio, Inc. (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio may invest up to 15% of total assets in high-yield instruments.

ING VP Bond Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. May also invest up to 15% of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

ING VP Emerging Markets Fund	ING Investments, LLC Subadviser: ING Investment Management Advisors B.V.

  Seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies. Normally invests at least 80% of its assets in securities of issuers located in at least three countries which generally are considered to be emerging market countries by the international financial community. May invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in small and mid-sized companies.

54

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio (formerly ING VP Technology Portfolio) (Class I Shares)	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities issued by science and technology companies in all market capitalization ranges. Will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries.

ING Variable Funds - ING VP Growth and Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant potential for capital appreciation or income growth or both.

ING Variable Portfolios, Inc. - ING VP Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential. Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser's objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

55

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 600 Index. The subadviser's objective is to overweight those stocks in the S&P 600 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

ING Variable Portfolios, Inc. - ING VP International Equity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income. Under normal market conditions, invests at least 80% of assets in equity securities. At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

ING VP Money Market Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING VP Natural Resources Trust	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  A nondiversified Portfolio that seeks long-term growth of capital primarily through investment in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. Normally invests at least 80% of assets in companies with substantial natural resource assets or companies that supply goods and services to such companies.

56

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Products Trust - ING VP Real Estate Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities.

Seeks total return. Under normal market conditions, invests at least 80% of assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. May invest in companies with any market capitalization; however, the subadviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

57
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

Janus Aspen Series - Balanced Portfolio (Institutional Shares)	Janus Capital

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Series - Capital Appreciation Portfolio (Service Shares)	Janus Capital

A nondiversified Portfolio that seeks long-term growth of capital. Invests primarily in common stocks selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Series - Growth Portfolio (Institutional Shares)	Janus Capital

Seeks long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Series - Mid Cap Growth Portfolio (Institutional Shares)	Janus Capital

Seeks long-term growth of capital. Invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization ranges of the Russell MidCap Growth Index.

58

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Janus Aspen Series - Worldwide Growth Portfolio (Institutional Shares)	Janus Capital

Seeks long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC

Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalizations of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets.

MFS® Variable Insurance TrustSM - MFS® Total Return Series (Initial Class)	Massachusetts Financial Services Company

Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. Under normal market conditions, invests at least 40%, but not more than 75%, of net assets in common stocks and related securities (referred to as equity securities) such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities.

Oppenheimer Developing Markets Fund (Class A Shares)	OppenheimerFunds, Inc.

Aggressively seeks capital appreciation. Invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, will invest at least 80% of total assets in equity securities of issuers whose principal activities are in at least three developing markets.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA	OppenheimerFunds, Inc.

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries.

59

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA	OppenheimerFunds, Inc.

Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies.

Pax World Balanced Fund, Inc.	Pax World Management Corp.

Seeks to provide its shareholders with a diversified holding of securities of companies that offer primarily income and conservation of principal and secondarily possible long-term growth of capital. Intends to invest about 60% of assets in common and preferred stock and/or securities convertible into common stock and 40% in bonds and/or debentures. These percentages may vary, however, depending upon market conditions.

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap® Value Index.

60

APPENDIX V CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2003 the "Value at beginning of period" shown is the value at first date of investment.  For those subaccounts that ended operations during the period ended December 31, 2003 the "Value at end of period" shown is the value at the last date of investment.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES OF 0.35% FOR ING MONEY MARKET PORTFOLIO

AND 1.10% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.26	$5.693	$7.500	$9.838
Value at end of period	$5.47	$4.26	$5.693	$7.500
Number of accumulation units outstanding at end of period	213,322	175,779	134,976	69,307
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.00	$5.988	$7.842	$9.776
Value at end of period	$6.16	$5.00	$5.988	$7.842
Number of accumulation units outstanding at end of period	378,274	375,191	309,796	380,759
AIM V.I. GROWTH FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.20	$4.685	$7.162	$9.482
Value at end of period	$4.16	$3.20	$4.685	$7.162
Number of accumulation units outstanding at end of period	209,075	144,333	110,262	61,815

61

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.97	$7.194	$8.315	$9.503
Value at end of period	$6.15	$4.97	$7.194	$8.315
Number of accumulation units outstanding at end of period	235,000	196,314	197,986	23,719
AMERICAN CENTURY INCOME & GROWTH FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$7.02	$8.823	$9.317
Value at end of period	$8.99	$7.02	$8.823
Number of accumulation units outstanding at end of period	270,116	157,164	57,413
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$23.11	$26.578	$28.864	$30.131	$27.186	$23.675	$19.965	$17.951	$13.990	$14.640
Value at end of period	$27.31	$23.11	$26.578	$28.864	$30.131	$27.186	$23.675	$19.965	$17.951	$13.990
Number of accumulation units outstanding at end of period	618,903	627,715	679,480	708,861	880,319	917,567	929,282	898,279	856,361	743,464
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.44	$12.433	$11.026
Value at end of period	$15.33	$11.44	$12.433
Number of accumulation units outstanding at end of period	1,093,807	795,240	300,428
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
(The initial accumulation unit value was established at $10.000 during March 1994, when the funds were first received under this option)
Value at beginning of period	$14.94	$16.538	$17.427	$18.343	$16.719	$14.715	$12.349	$10.912	$9.447	$10.000
Value at end of period	$17.45	$14.94	$16.538	$17.427	$18.343	$16.719	$14.715	$12.349	$10.912	$9.447
Number of accumulation units outstanding at end of period	1,144,415	1,128,596	1,202,498	1,239,976	1,511,789	1,596,943	1,576,603	1,384,927	1,316,916	1,254,504

62

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract)
Value at beginning of period	$19.58	$21.820	$25.130	$27.214	$22.177	$17.276	$14.092	$11.763	$10.000
Value at end of period	$24.91	$19.58	$21.820	$25.130	$27.214	$22.177	$17.276	$14.092	$11.763
Number of accumulation units outstanding at end of period	3,526,154	3,283,776	3,132,236	3,098,835	3,780,287	3,333,320	2,706,862	1,522,169	525,476
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract)
Value at beginning of period	$15.92	$19.360	$20.588	$19.201	$18.285	$16.587	$13.110	$11.617	$10.000
Value at end of period	$20.54	$15.92	$19.360	$20.588	$19.201	$18.285	$16.587	$13.110	$11.617
Number of accumulation units outstanding at end of period	2,209,984	1,950,075	1,746,306	1,521,271	2,271,494	2,533,673	2,139,178	1,454,755	628,582
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$6.61	$6.453	$7.389	$9.638	$9.023	$9.995
Value at end of period	$8.33	$6.61	$6.453	$7.389	$9.638	$9.023
Number of accumulation units outstanding at end of period	481,946	283,022	227,668	159,263	194,440	178,601
FIDELITY® VIP INDEX 500 PORTFOLIO
(The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract)
Value at beginning of period	$16.90	$21.956	$25.246	$28.147	$23.650	$18.662	$14.240	$11.740	$10.000
Value at end of period	$21.49	$16.90	$21.956	$25.246	$28.147	$23.650	$18,662	$14.240	$11.740
Number of accumulation units outstanding at end of period	4,214,321	3,848,604	3,861,877	3,615,259	4,354,723	3,947,187	3,093,080	1,490,937	290,547
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$5.21	$6.608	$8.471	$9.535
Value at end of period	$7.40	$5.21	$6.608	$8.471
Number of accumulation units outstanding at end of period	245,549	349,672	28,690	5,930

63

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.19	$18.733	$25.910	$32.585	$20.829	$17.709	$17.490
Value at end of period	$19.47	$15.19	$18.733	$25.910	$32.585	$20.829	$17.709
Number of accumulation units outstanding at end of period	1,754,269	1,878,240	2,129,254	2,322,473	2,807,485	2,962,631	3,237,710
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.69	$29.926	$40.196	$43.112	$29.339	$23.440	$23.106
Value at end of period	$26.23	$20.69	$29.926	$40.196	$43.112	$29.339	$23.440
Number of accumulation units outstanding at end of period	1,836,502	1,909,558	2,239,840	2,301,513	2,448,587	2,244,308	2,018,219
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.58	$14.963	$20.220	$28.710	$19.268	$15.046	$15.236
Value at end of period	$13.11	$9.58	$14.963	$20.220	$28.710	$19.268	$15.046
Number of accumulation units outstanding at end of period	2,191,575	2,103,643	2,375,971	2,380,370	3,024,975	3,101,880	2,707,904
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.86	$22.204	$24.994	$25.283	$20.929	$16.608	$16.276
Value at end of period	$21.86	$16.86	$22.204	$24.994	$25.283	$20.929	$16.608
Number of accumulation units outstanding at end of period	1,670,473	1,456,936	1,470,698	1,359,111	1,549,310	1,564,888	1,317,058
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.70	$14.393	$18.387	$17.796	$14.528	$11.960	$12.195
Value at end of period	$13.24	$10.70	$14.393	$18.387	$17.796	$14.528	$11.960
Number of accumulation units outstanding at end of period	858,894	866,515	955,110	999,127	194,296	1,379,653	232,418

64

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP BALANCED PORTFOLIO, INC.
(Funds have been in this option for more than ten years)
Value at beginning of period	$26.48	$29.827	$31.470	$32.002	$28.524	$24.700	$20.419	$17.954	$14.270	$14.519
Value at end of period	$31.17	$26.48	$29.827	$31.470	$32.002	$28.524	$24.700	$20.419	$17.954	$14.270
Number of accumulation units outstanding at end of period	1,296,685	1,335,579	1,490,555	1,630,256	2,155,445	2,294,877	2,160,305	2,716,641	9,193,181	21,990,186
ING VP BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$67.24	$62.692	$58.266	$53.738	$54.819	$51.330	$47.992	$46.913	$40.173	$42.283
Value at end of period	$70.76	$67.24	$62.692	$58.266	$53.738	$54.819	$51.330	$47.992	$46.913	$40.173
Number of accumulation units outstanding at end of period	672,361	774,013	697,898	603,259	867,416	994,987	959,336	835,724	2,377,622	5,108,720
ING VP EMERGING MARKETS FUND
(Funds were first received in this option during October 1994)
Value at beginning of period	$5.77	$6.429	$7.254	$12.315	$5.470	$7.715	$8.832	$8.323	$8.772	$10.000
Value at end of period	$8.41	$5.77	$6.429	$7.254	$12.315	$5.470	$7.715	$8.832	$8.323	$8.772
Number of accumulation units outstanding at end of period	696,442	670,676	628,973	657,383	940,817	745,856	750,330	548,618	371,156	144,750
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$2.53	$4.352	$5.710	$9.391
Value at end of period	$3.64	$2.53	$4.352	$5.710
Number of accumulation units outstanding at end of period	915,253	428,288	342,338	138,503
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$150.43	$202.587	$250.928	$284.994	$245.765	$217.359	$169.448	$137.869	$105.558	$107.925
Value at end of period	$187.76	$150.43	$202.587	$250.928	$284.994	$245.765	$217.359	$169.448	$137.869	$105.558
Number of accumulation units outstanding at end of period	907,962	985,007	1,137,553	1,257,857	1,555,542	1,747,097	1,826,355	2,071,139	6,364,000	13,966,072
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$3.92	$5.570	$7.718	$9.343
Value at end of period	$5.06	$3.92	$5.570	$7.718
Number of accumulation units outstanding at end of period	222,350	147,672	108,472	87,757

65

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$13.71	$17.645	$20.645	$23.044	$18.772	$14.444	$14.493
Value at end of period	$17.12	$13.71	$17.645	$20.645	$23.044	$18.772	$14.444
Number of accumulation units outstanding at end of period	2,418,495	2,268,115	2,246,477	2,198,550	2,748,955	1,302.825	17,771
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.07	$15.014	$15.377	$12.967	$11.338	$9.928
Value at end of period	$17.13	$13.07	$15.014	$15.377	$12.967	$11.338
Number of accumulation units outstanding at end of period	1,232,142	916,636	517,509	344,475	73,984	35,201
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.47	$11.025	$10.881	$10.019	$9.157	$10.193
Value at end of period	$12.77	$9.47	$11.025	$10.881	$10.019	$9.157
Number of accumulation units outstanding at end of period	810,650	562,448	292,147	185,350	118,433	81,388
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.43	$6.096	$8.094	$9.610
Value at end of period	$5.79	$4.43	$6.096	$8.094
Number of accumulation units outstanding at end of period	27,705	9,052	5,361	2,641
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$49.45	$48.828	$47.123	$44.501	$42.883	$41.174	$39.528	$37.988	$36.271	$35.282
Value at end of period	$49.72	$49.45	$48.828	$47.123	$44.501	$42.883	$41.174	$39.528	$37.988	$36.271
Number of accumulation units outstanding at end of period	456,502	804,354	764,353	685,272	845,679	564,537	455,502	597,656	1,836,260	3,679,802
ING VP NATURAL RESOURCES TRUST
(Funds have been in this option for more than ten years)
Value at beginning of period	$12.16	$12.543	$15.080	$12.882	$11.433	$14.403	$13.611	$10.862	$9.412	$10.071
Value at end of period	$15.71	$12.16	$12.543	$15.080	$12.882	$11.433	$14.403	$13.611	$10.862	$9.412
Number of accumulation units outstanding at end of period	239,847	255,162	261,255	269,501	437,491	534,962	650,486	587,248	530,562	533,016

66

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$7.15	$9.410	$9.145	$10.292
Value at end of period	$9.73	$7.15	$9.410	$9.145
Number of accumulation units outstanding at end of period	585,454	541,321	361,370	136,234
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$13.47	$15.040	$16.343	$16.458	$15.120	$14.456	$12.577
Value at end of period	$15.93	$13.47	$15.040	$16.343	$16.458	$15.120	$14.456
Number of accumulation units outstanding at end of period	49,780	34,761	43,445	36,196	30,738	31,468	873
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$13.17	$15.425	$17.624	$17.940	$15.886	$15.422	$13.291
Value at end of period	$16.21	$13.17	$15.425	$17.624	$17.940	$15.886	$15.422
Number of accumulation units outstanding at end of period	54,494	37,872	33,425	28,874	33,852	21,430	380
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.29	$15.088	$15.620	$15.070	$14.248	$13.491	$12.296
Value at end of period	$16.08	$14.29	$15.088	$15.620	$15.070	$14.248	$13.491
Number of accumulation units outstanding at end of period	49,925	53,498	51,196	44,930	46,462	95,526	2,279
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.20	$13.911	$15.556	$14.274	$12.088	$11.472
Value at end of period	$12.58	$10.20	$13.911	$15.556	$14.274	$12.088
Number of accumulation units outstanding at end of period	921,089	941,931	698,722	227,331	74,768	33,957

67

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$8.29	$8.949	$9.491	$9.909
Value at end of period	$9.36	$8.29	$8.949	$9.491
Number of accumulation units outstanding at end of period	1,323,124	1,154,096	559,999	139,295
JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$6.15	$7.388	$8.800
Value at end of period	$7.32	$6.15	$7.388
Number of accumulation units outstanding at end of period	390,130	319,129	71,782
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract)
Value at beginning of period	$14.67	$20.159	$27.071	$32.036	$22.529	$16.816	$13.872	$11.859	$10.000
Value at end of period	$19.13	$14.67	$20.159	$27.071	$32.036	$22.529	$16.816	$13.872	$11.859
Number of accumulation units outstanding at end of period	2,273,528	2,332,245	2,654,330	2,566,224	2,721,885	1,354,047	1,109,942	663,945	109,717
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during June 1994, when the funds were first received under this option)
Value at beginning of period	$15.46	$21.668	$36.169	$53.644	$24.098	$18.174	$16.334	$15.323	$12.169	$10.000
Value at end of period	$20.68	$15.46	$21.668	$36,169	$53.644	$24.098	$18.174	$16.334	$15.323	$12.169
Number of accumulation units outstanding at end of period	2,995,702	3,026,489	3,316,994	3,203,706	3,274,450	2,142,130	1,939,607	1,893,718	1,280,953	393,553
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract)
Value at beginning of period	$18.24	$24.735	$32.231	$38.648	$23.797	$18.690	$15.493	$12.158	$10.000
Value at end of period	$22.39	$18.24	$24.735	$32.231	$38.648	$23.797	$18.690	$15.493	$12.158
Number of accumulation units outstanding at end of period	3,460,837	3,828,034	4,384,839	4,666,562	5,548,674	4,687,167	3,873,511	2,090,908	314,653

68

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
MFS® TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.45	$12.200	$12.300	$10.720	$10.531	$10.182
Value at end of period	$13.19	$11.45	$12.200	$12.300	$10.720	$10.531
Number of accumulation units outstanding at end of period	1,730,462	1,234,811	694,079	167,946	63,822	36,633
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$8.91	$9.145	$10.467
Value at end of period	$14.57	$8.91	$9.145
Number of accumulation units outstanding at end of period	428,805	145,247	24,356
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.24	$14.586	$16.759	$16.126	$10.303	$10.077
Value at end of period	$15.92	$11.24	$14.586	$16.759	$16.126	$10.303
Number of accumulation units outstanding at end of period	1,737,193	1,235,937	793,849	424,092	59,571	20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.30	$10.623	$10.240	$10.089	$9.935	$10.055
Value at end of period	$13.21	$11.30	$10.623	$10.240	$10.089	$9.935
Number of accumulation units outstanding at end of period	286,487	214,928	156,055	125,233	173,219	100,555
PAX WORLD BALANCED FUND, INC.
(Funds were first received in this option during February 2001)
Value at beginning of period	$8.21	$9.102	$9.850
Value at end of period	$9.54	$8.21	$9.102
Number of accumulation units outstanding at end of period	353,096	188,163	253,700

69

CONDENSED FINANCIAL INFORMATION

TABLE II FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

2003
FRANKLIN SAMLL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2003)
Value at beginning of period	$10.95
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	20,815
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.39
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	121,637
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.05
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	189,541
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.15
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	302,672
LORD ABBETT MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.11
Value at end of period	$12.77
Number of accumulation units outstanding at end of period	92,123
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.02
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	12,743
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.16
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	21,362
70

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account C Opportunity Plus group deferred variable annuity prospectus dated May 1, 2004 as well as all current prospectuses pertaining to the variable investment options available under the contracts.

___ Please send an Account C Statement of Additional Information (Form No. SAI.75962-04) dated May 1, 2004.

___ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER'S SIGNATURE
DATE PRO.75962-04

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated May 1, 2004 For OPPORTUNITY PLUS
Group Variable Multiple Option Annuity Contracts
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2004.
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
Opportunity Plus Service Center P.O. Box 13047 Newark, NJ 07188-0047
1-800-677-4636
Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History	2
Variable Annuity Account C	3
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	5
Independent Auditors	6
Financial Statements of the Separate Account	S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate, ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Opportunity Plus Service Center to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

Opportunity Plus Service Center P.O. Box 13047 Newark, NJ 07188-0047 Telephone number: 1-800-677-4636

Other than the mortality and expense risk charge, administrative expense charge and ING GET Fund guarantee charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

2

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)

AIM V.I. Core Equity Fund (Series I)

AIM V.I. Growth Fund (Series I)

AIM V.I. Premier Equity Fund (Series I)

American Century® Income & Growth Fund (Advisor Class)(1)

Calvert Social Balanced Portfolio

Evergreen Special Values Fund (Class A)(1)

Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP High Income Portfolio (Initial Class)

Fidelity® VIP Index 500 Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

ING Baron Small Cap Growth Portfolio (Service Class)

ING GET U.S. Core Portfolio

ING JPMorgan Fleming International Portfolio (Initial Class)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING PIMCO Total Return Portfolio (Service Class)

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity Portfolio) (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING VP Balanced Portfolio Inc.(Class I) (2)

ING VP Bond Portfolio (Class I) (2)

ING VP Emerging Markets Fund

ING VP Global Science and Technology Portfolio
(formerly ING VP Technology Portfolio) (Class I) (2)

ING VP Growth and Income Portfolio (Class I) (2)

ING VP Growth Portfolio (Class I) (2)

ING VP Index Plus LargeCap Portfolio (Class I) (2)

ING VP Index Plus MidCap Portfolio (Class I) (2)

ING VP Index Plus SmallCap Portfolio (Class I) (2)

ING VP International Equity Portfolio (Class I) (2)

ING VP Money Market Portfolio (Class I) (2)

ING VP Natural Resources Trust (3)

ING VP Real Estate Portfolio (Class I)(4)

ING VP Small Company Portfolio (Class I) (2)

ING VP Strategic Allocation Balanced Portfolio (Class I) (2)

ING VP Strategic Allocation Growth Portfolio (Class I) (2)

ING VP Strategic Allocation Income Portfolio (Class I) (2)

ING VP Value Opportunity Portfolio (Class I) (2)

Janus Aspen Balanced Portfolio (Institutional Shares)

Janus Aspen Capital Appreciation Portfolio (Service Shares)

Janus Aspen Growth Portfolio (Institutional Shares)

Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)

Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

Lord Abbett Series Fund - Mid-Cap Value Portfolio
(Class VC)

MFS® Total Return Series (Initial Class)

Oppenheimer Developing Markets Fund (Class A)(1)

Oppenheimer Global Securities Fund/VA

Oppenheimer Strategic Bond Fund/VA

Pax World Balanced Fund, Inc.(1)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer Mid Cap Value VCT Portfolio (Class I)

(1)	This fund is available to the general public. See "Additional Risks of Investing in the Funds" in the prospectus.
(2)	Effective May 3, 2004, Class R shares of this fund have been renamed as Class I shares.
(3)

Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

(4)	This fund is scheduled to be available on May 10, 2004.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

3

OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract - Ownership and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $964,872.95, $856,407.81, and 717,753.80, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

4

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

5

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

6

Financial Statements

ING Life Insurance and Annuity Company

Variable Annuity Account C

Year ended December 31, 2003

with Report of Independent Auditors

S-1

ING life insurance and annuity company

variable annuity account c

Financial Statements

Year ended December 31, 2003

S-2

Report of Independent Auditors

The Board of Directors and Participants

ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund-Series I

AIM V.I. Core Equity Fund-Series I

AIM V.I. Growth Fund-Series I

AIM V.I. Premier Equity Fund-Series I

American Century® Income & Growth Fund-Advisor Class

Baron Growth Fund

Calvert Variable Series, Inc.:

Calvert Social Balanced Portfolio

Chapman DEM® Equity Fund-Institutional Shares

Evergreen Special Values Fund-Class A

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset ManagerSM Portfolio-Initial Class

Fidelity® VIP Contrafund® Portfolio-Initial Class

Fidelity® VIP Equity-Income Portfolio-Initial Class

Fidelity® VIP Growth Portfolio-Initial Class

Fidelity® VIP High Income Portfolio-Initial Class

Fidelity® VIP Index 500 Portfolio-Initial Class

Fidelity® VIP Overseas Portfolio-Initial Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value Securities Fund-Class 2

The Growth Fund of America® - Class A

ING GET Funds:

ING GET Fund - Series D

ING GET Fund - Series E

ING GET Fund - Series G

ING GET Fund - Series H

ING GET Fund - Series I

ING GET Fund - Series J

ING GET Fund - Series K

ING GET Fund - Series L

ING GET Fund - Series Q

ING GET Fund - Series S

ING VP Balanced Portfolios, Inc. - Class R

ING VP Bond Portfolio-Class R

ING VP Emerging Markets Fund

ING VP Money Market Portfolio-Class R

ING VP Natural Resources Trust

ING Investors Trust:

ING MFS Total Return Portfolio - Service

ING T. Rowe Price Equity Income - Service

ING Partners, Inc.:

ING DSI Enhanced Index Portfolio-Service Class

ING Alger Aggressive Growth Portfolio-Initial Class

ING Alger Aggressive Growth Portfolio-Service Class

ING Alger Growth Portfolio-Service Class

ING American Century Small Cap Value Portfolio-Service Class

ING Baron Small Cap Growth Portfolio-Service Class

ING Goldman Sachs® Capital Growth Portfolio-Service Class

ING JPMorgan Mid Cap Value Portfolio-Service Class

ING MFS Capital Opportunities Portfolio-Initial Class

ING MFS Global Growth Portfolio-Service Class

ING MFS Research Equity Portfolio-Initial Class

ING OpCap Balanced Value Portfolio-Service Class

ING PIMCO Total Return Portfolio-Service Class

ING Salomon Brothers Aggressive Growth Portfolio-Initial

Class

ING Salomon Brothers Fundamental Value Portfolio-Service Class

ING Salomon Brother Investors Value Portfolio-Service Class

ING T. Rowe Price Growth Equity Portfolio-Initial Class

ING UBS Tactical Asset Allocation Portfolio-Service Class

ING Van Kampen Comstock Portfolio-Service Class

ING Strategic Allocation Portfolios, Inc.:

ING VP Strategic Allocation Balanced Portfolio-Class R

ING VP Strategic Allocation Growth Portfolio-Class R

ING VP Strategic Allocation Income Portfolio-Class R

ING Variable Funds:

ING VP Growth and Income Portfolio-Class R

ING Variable Insurance Trust:

ING GET US Core Portfolio - Series 1

ING GET US Core Portfolio - Series 2

ING GET US Core Portfolio - Series 3

ING Variable Portfolios, Inc.:

ING VP Technology Portfolio-Class R

ING VP Growth Portfolio-Class R

ING VP Index Plus LargeCap Portfolio-Class R

ING VP Index Plus MidCap Portfolio-Class R

ING VP Index Plus SmallCap Portfolio-Class R

ING VP International Equity Portfolio-Class R

ING VP Small Company Portfolio-Class R

ING VP Value Opportunity Portfolio-Class R

ING Variable Products Trust:

ING VP Growth Opportunities Portfolio-Class R

ING VP International Value Portfolio-Class R

ING VP MagnaCap Portfolio-Class R

ING VP MidCap Opportunities Portfolio-Class R

ING VP SmallCap Opportunities Portfolio-Class R

Janus Aspen Series:

Janus Aspen Balanced Portfolio-Institutional Shares

Janus Aspen Capital Appreciation Portfolio-Service Shares

Janus Aspen Flexible Income Portfolio-Institutional Shares

Janus Aspen Growth Portfolio-Institutional Shares

Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

Janus Aspen Worldwide Growth Portfolio-Institutional Shares

Janus Twenty Fund

Lord Abbett Series Fund, Inc.:

Lord Abbett Growth and Income Portfolio - Class VC

Lord Abbett Mid-Cap Value Fund-Class A

Lord Abbett Mid-Cap Value Portfolio - Class VC

MFS® Variable Insurance TrustSM:

MFS® Total Return Series-Initial Class

Oppenheimer Developing Markets Fund - Class A

Oppenheimer Variable Account Funds:

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Main Street® Fund/VA

Oppenheimer Strategic Bond Fund/VA

Pax World Balanced Fund, Inc.

Pioneer Variable Contracts Trust:

Pioneer Equity Income VCT Portfolio-Class I

Pioneer Fund VCT Portfolio-Class I

Pioneer Mid Cap Value VCT Portfolio-Class I

Templeton Foreign Fund, Inc.- Class A

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 15, 2004

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
American
	AIM V.I.			AIM V.I.	Century®
	Capital	AIM V.I.	AIM V.I.	Premier	Income
	Appreciation	Core Equity	Growth	Equity	& Growth

Assets
Investments in mutual funds
at fair value	$ 20,562	$ 42,522	$ 17,055	$ 21,041	$ 2,491

Total assets	20,562	42,522	17,055	21,041	2,491

Net assets	$ 20,562	$ 42,522	$ 17,055	$ 21,041	$ 2,491

Net assets
Accumulation units	$ 20,562	$ 42,522	$ 17,055	$ 21,037	$ 2,491
Contracts in payout (annuitization)
period	-	-	-	4	-

Total net assets	$ 20,562	$ 42,522	$ 17,055	$ 21,041	$ 2,491

Total number of shares	966,236	2,030,678	1,150,021	1,040,094	89,983

Cost of shares	$ 24,344	$ 53,160	$ 21,782	$ 24,821	$ 2,154

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
Fidelity®
		Calvert	Evergreen	VIP	Fidelity®
	Baron	Social	Special	Asset	VIP
	Growth	Balanced	Values	ManagerSM	Contrafund®

Assets
Investments in mutual funds
at fair value	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372

Total assets	-	60,576	17,138	21,727	564,372

Net assets	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372

Net assets
Accumulation units	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372

Total number of shares	8	34,457,160	711,695	1,502,589	24,400,002

Cost of shares	$ -	$ 67,265	$ 14,196	$ 23,497	$ 511,222

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®
	VIP Equity-	VIP	High	VIP	VIP
	Income	Growth	Income	Index 500	Overseas

Assets
Investments in mutual funds
at fair value	$ 327,820	$ 380,196	$ 7,292	$ 101,046	$ 30,341

Total assets	327,820	380,196	7,292	101,046	30,341

Net assets	$ 327,820	$ 380,196	$ 7,292	$ 101,046	$ 30,341

Net assets
Accumulation units	$ 327,820	$ 380,196	$ 7,199	$ 101,046	$ 30,341
Contracts in payout (annuitization)
period	-	-	93	-	-

Total net assets	$ 327,820	$ 380,196	$ 7,292	$ 101,046	$ 30,341

Total number of shares	14,142,368	12,248,574	1,049,155	801,126	1,946,203

Cost of shares	$ 317,751	$ 492,174	$ 7,056	$ 109,823	$ 27,651

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Franklin
	Small Cap	ING GET	ING GET	ING GET	ING GET
	Value	Fund -	Fund -	Fund -	Fund -
	Securities	Series D	Series E	Series G	Series H

Assets
Investments in mutual funds
at fair value	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535

Total assets	15,883	152,769	79,656	23,831	18,535

Net assets	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535

Net assets
Accumulation units	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535

Total number of shares	1,253,630	16,677,788	8,211,949	2,426,749	1,846,101

Cost of shares	$ 14,060	$ 165,629	$ 82,250	$ 24,361	$ 18,667

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series J	Series K	Series L	Series Q

Assets
Investments in mutual funds
at fair value	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385

Total assets	1,092	386	1,736	1,049	4,385

Net assets	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385

Net assets
Accumulation units	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385

Total number of shares	108,453	38,653	170,525	103,788	415,218

Cost of shares	$ 1,095	$ 389	$ 1,724	$ 1,046	$ 4,156

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING GET			ING VP	ING VP
	Fund -	ING VP	ING VP	Emerging	Money
	Series S	Balanced	Bond	Markets	Market

Assets
Investments in mutual funds
at fair value	$ 32,661	$ 659,370	$ 408,185	$ 8,172	$ 257,477

Total assets	32,661	659,370	408,185	8,172	257,477

Net assets	$ 32,661	$ 659,370	$ 408,185	$ 8,172	$ 257,477

Net assets
Accumulation units	$ 32,661	$ 633,395	$ 401,878	$ 8,172	$ 257,358
Contracts in payout (annuitization)
period	-	25,975	6,307	-	119

Total net assets	$ 32,661	$ 659,370	$ 408,185	$ 8,172	$ 257,477

Total number of shares	3,066,746	52,749,610	28,846,973	1,241,948	19,901,635

Cost of shares	$ 30,731	$ 768,131	$ 380,609	$ 7,610	$ 256,679

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

ING
			T. Rowe		ING Alger
	ING VP	ING MFS	Price	ING DSI	Aggressive
	Natural	Total	Equity	Enhanced	Growth -
	Resources	Return	Income	Index	Initial Class

Assets
Investments in mutual funds
at fair value	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16

Total assets	13,971	8,289	2,143	800	16

Net assets	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16

Net assets
Accumulation units	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16

Total number of shares	883,117	481,618	176,777	100,543	2,223

Cost of shares	$ 10,782	$ 7,886	$ 1,976	$ 717	$ 13

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING Alger		ING
	Aggressive		American		ING Goldman
	Growth -		Century	ING Baron	Sachs®
	Service	ING Alger	Small	Small Cap	Capital
	Class	Growth	Cap Value	Growth	Growth

Assets
Investments in mutual funds
at fair value	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827

Total assets	9,420	2,194	6,307	15,257	827

Net assets	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827

Net assets
Accumulation units	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827

Total number of shares	1,279,863	247,919	586,156	1,305,134	79,785

Cost of shares	$ 8,616	$ 1,959	$ 5,376	$ 12,964	$ 728

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING	ING
	JPMorgan	JPMorgan	ING MFS	ING MFS	ING MFS
	Fleming	Mid Cap	Capital	Global	Research
	International	Value	Opportunities	Growth	Equity

Assets
Investments in mutual funds
at fair value	$ 126,504	$ 3,999	$ 151,497	$ 1,294	$ 128,075

Total assets	126,504	3,999	151,497	1,294	128,075

Net assets	$ 126,504	$ 3,999	$ 151,497	$ 1,294	$ 128,075

Net assets
Accumulation units	$ 126,498	$ 3,999	$ 151,266	$ 1,294	$ 128,075
Contracts in payout (annuitization)
period	6	-	231	-	-

Total net assets	$ 126,504	$ 3,999	$ 151,497	$ 1,294	$ 128,075

Total number of shares	12,082,527	336,364	6,257,616	116,961	16,986,069

Cost of shares	$ 107,313	$ 3,488	$ 258,749	$ 1,183	$ 172,841

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING	ING	ING Salomon	ING Salomon	ING Salomon
	OpCap	PIMCO	Brothers	Brothers	Brothers
	Balanced	Total	Aggressive	Fundamental	Investors
	Value	Return	Growth	Value	Value

Assets
Investments in mutual funds
at fair value	$ 9,183	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Total assets	9,183	31,227	239,784	9,414	4,019

Net assets	$ 9,183	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Net assets
Accumulation units	$ 9,183	$ 31,227	$ 239,706	$ 9,414	$ 4,019
Contracts in payout (annuitization)
period	-	-	78	-	-

Total net assets	$ 9,183	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Total number of shares	747,178	2,943,135	6,585,667	567,465	309,651

Cost of shares	$ 8,473	$ 31,781	$ 321,684	$ 8,518	$ 3,462

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

		ING UBS		ING VP	ING VP
	ING T. Rowe	Tactical	ING Van	Strategic	Strategic
	Price Growth	Asset	Kampen	Allocation	Allocation
	Equity	Allocation	Comstock	Balanced	Growth

Assets
Investments in mutual funds
at fair value	$ 246,603	$ 911	$ 32,018	$ 58,446	$ 69,833

Total assets	246,603	911	32,018	58,446	69,833

Net assets	$ 246,603	$ 911	$ 32,018	$ 58,446	$ 69,833

Net assets
Accumulation units	$ 246,311	$ 911	$ 32,018	$ 58,388	$ 69,833
Contracts in payout (annuitization)
period	292	-	-	58	-

Total net assets	$ 246,603	$ 911	$ 32,018	$ 58,446	$ 69,833

Total number of shares	5,437,777	30,092	3,026,273	4,573,208	5,242,745

Cost of shares	$ 259,424	$ 799	$ 28,419	$ 60,200	$ 73,469

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

ING VP
	Strategic	ING VP	ING GET	ING GET	ING GET
	Allocation	Growth and	US Core -	US Core -	US Core -
	Income	Income	Series 1	Series 2	Series 3

Assets
Investments in mutual funds
at fair value	$ 33,837	$ 2,310,967	$ 2,378	$ 20,639	$ 207

Total assets	33,837	2,310,967	2,378	20,639	207

Net assets	$ 33,837	$ 2,310,967	$ 2,378	$ 20,639	$ 207

Net assets
Accumulation units	$ 33,698	$ 2,142,872	$ 2,378	$ 20,639	$ 207
Contracts in payout (annuitization)
period	139	168,095	-	-	-

Total net assets	$ 33,837	$ 2,310,967	$ 2,378	$ 20,639	$ 207

Total number of shares	2,748,754	126,420,525	229,738	2,047,524	20,661

Cost of shares	$ 33,481	$ 3,772,555	$ 2,299	$ 20,485	$ 207

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING VP	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap

Assets
Investments in mutual funds
at fair value	$ 47,295	$ 95,972	$ 503,421	$ 233,761	$ 93,931

Total assets	47,295	95,972	503,421	233,761	93,931

Net assets	$ 47,295	$ 95,972	$ 503,421	$ 233,761	$ 93,931

Net assets
Accumulation units	$ 47,295	$ 95,758	$ 501,649	$ 233,761	$ 93,931
Contracts in payout (annuitization)
period	-	214	1,772	-	-

Total net assets	$ 47,295	$ 95,972	$ 503,421	$ 233,761	$ 93,931

Total number of shares	12,220,890	10,747,109	37,180,316	14,946,379	6,947,575

Cost of shares	$ 39,278	$ 147,241	$ 609,022	$ 203,400	$ 80,549

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	International	Small	Value	Growth	International
	Equity	Company	Opportunity	Opportunities	Value

Assets
Investments in mutual funds
at fair value	$ 11,933	$ 167,432	$ 133,176	$ 1,297	$ 32,591

Total assets	11,933	167,432	133,176	1,297	32,591

Net assets	$ 11,933	$ 167,432	$ 133,176	$ 1,297	$ 32,591

Net assets
Accumulation units	$ 11,867	$ 167,123	$ 133,176	$ 1,297	$ 32,591
Contracts in payout (annuitization)
period	66	309	-	-	-

Total net assets	$ 11,933	$ 167,432	$ 133,176	$ 1,297	$ 32,591

Total number of shares	1,580,545	9,578,465	11,024,519	259,971	2,960,108

Cost of shares	$ 10,547	$ 134,949	$ 146,065	$ 1,197	$ 27,291

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

		ING VP	ING VP		Janus Aspen
	ING VP	MidCap	SmallCap	Janus Aspen	Capital
	MagnaCap	Opportunities	Opportunities	Balanced	Appreciation

Assets
Investments in mutual funds
at fair value	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177

Total assets	1,571	4,191	8,045	385,094	3,177

Net assets	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177

Net assets
Accumulation units	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177

Total number of shares	177,738	681,398	545,064	16,757,771	153,645

Cost of shares	$ 1,314	$ 3,720	$ 7,254	$ 401,454	$ 2,762

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	Janus Aspen		Janus Aspen	Janus Aspen
	Flexible	Janus Aspen	Mid Cap	Worldwide	Janus
	Income	Growth	Growth	Growth	Twenty

Assets
Investments in mutual funds
at fair value	$ 89,994	$ 239,988	$ 459,241	$ 536,188	$ 563

Total assets	89,994	239,988	459,241	536,188	563

Net assets	$ 89,994	$ 239,988	$ 459,241	$ 536,188	$ 563

Net assets
Accumulation units	$ 89,994	$ 239,616	$ 459,241	$ 535,626	$ 563
Contracts in payout (annuitization)
period	-	372	-	562

Total net assets	$ 89,994	$ 239,988	$ 459,241	$ 536,188	$ 563

Total number of shares	7,205,263	12,479,870	21,459,840	20,766,366	15,563

Cost of shares	$ 87,839	$ 354,889	$ 937,978	$ 744,547	$ 559

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Lord
	Lord	Abbett
	Abbett	Mid-Cap	MFS®	Oppenheimer	Oppenheimer
	Growth and	Value -	Total	Developing	Aggressive
	Income	Class VC	Return	Markets	Growth

Assets
Investments in mutual funds
at fair value	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ 4

Total assets	50,532	28,509	58,033	6,248	4

Net assets	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ 4

Net assets
Accumulation units	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ -
Contracts in payout (annuitization)
period	-	-	-	-	4

Total net assets	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ 4

Total number of shares	2,060,867	1,673,089	2,963,899	303,138	104

Cost of shares	$ 43,484	$ 24,473	$ 53,271	$ 5,835	$ 4

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	Oppenheimer		Oppenheimer		Pioneer
	Global	Oppenheimer	Strategic	Pax World	Equity
	Securities	Main Street®	Bond	Balanced	Income

Assets
Investments in mutual funds
at fair value	$ 251,043	$ 32	$ 32,607	$ 3,605	$ 10,691

Total assets	251,043	32	32,607	3,605	10,691

Net assets	$ 251,043	$ 32	$ 32,607	$ 3,605	$ 10,691

Net assets
Accumulation units	$ 251,043	$ -	$ 32,599	$ 3,605	$ 10,691
Contracts in payout (annuitization)
period	-	32	8	-	-

Total net assets	$ 251,043	$ 32	$ 32,607	$ 3,605	$ 10,691

Total number of shares	10,009,688	1,654	6,456,746	174,340	590,971

Cost of shares	$ 216,222	$ 30	$ 30,196	$ 3,384	$ 9,413

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Pioneer
	Pioneer	Mid Cap
	Fund	Value

Assets
Investments in mutual funds
at fair value	$ 1,522	$ 11,735

Total assets	1,522	11,735

Net assets	$ 1,522	$ 11,735

Net assets
Accumulation units	$ 1,522	$ 11,735
Contracts in payout (annuitization) period	-	-

Total net assets	$ 1,522	$ 11,735

Total number of shares	81,385	573,254

Cost of shares	$ 1,319	$ 10,247

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

					American
	AIM V.I.	AIM V.I.		AIM V.I.	Century®
	Capital	Core	AIM V.I.	Premier	Income
	Appreciation	Equity	Growth	Equity	& Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 386	$ -	$ 58	$ 27

Total investment income	-	386	-	58	27

Expenses:
Mortality and expense risk and
other charges	186	405	152	187	17

Total expenses	186	405	152	187	17

Net investment income (loss)	(186)	(19)	(152)	(129)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,465)	(2,551)	(2,355)	(1,545)	(1)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(3,465)	(2,551)	(2,355)	(1,545)	(1)

Net unrealized appreciation
(depreciation) of investments	8,085	10,595	6,249	5,662	440

Net increase (decrease) in net assets
resulting from operations	$ 4,434	$ 8,025	$ 3,742	$ 3,988	$ 449

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

					Fidelity®
		Calvert	Chapman	Evergreen	VIP
	Baron	Social	DEM®	Special	Asset
	Growth	Balanced	Equity	Values	ManagerSM

Net investment income (loss)
Income:
Dividends	$ -	$ 1,073	$ -	$ -	$ 694

Total investment income	-	1,073	-	-	694

Expenses:
Mortality and expense risk and
other charges	-	553	-	118	199

Total expenses	-	553	-	118	199

Net investment income (loss)	-	520	-	(118)	495

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(538)	-	(267)	(405)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	(538)	-	(267)	(405)

Net unrealized appreciation
(depreciation) of investments	-	9,048	-	4,137	3,010

Net increase (decrease) in net assets
resulting from operations	$ -	$ 9,030	$ -	$ 3,752	$ 3,100

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	Fidelity®	Fidelity®		Fidelity®	Fidelity®
	VIP	VIP Equity-	Fidelity®	VIP High	VIP
	Contrafund®	Income	VIP Growth	Income	Index 500

Net investment income (loss)
Income:
Dividends	$ 1,892	$ 4,318	$ 797	$ 291	$ 1,161

Total investment income	1,892	4,318	797	291	1,161

Expenses:
Mortality and expense risk and
other charges	4,697	2,720	3,337	62	842

Total expenses	4,697	2,720	3,337	62	842

Net investment income (loss)	(2,805)	1,598	(2,540)	229	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,957	(2,223)	(8,623)	942	(4,305)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	2,957	(2,223)	(8,623)	942	(4,305)

Net unrealized appreciation
(depreciation) of investments	112,756	70,405	98,646	154	24,674

Net increase (decrease) in net assets
resulting from operations	$ 112,908	$ 69,780	$ 7,483	$ 1,325	$ 20,688

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

		Franklin	The
	Fidelity®	Small Cap	Growth Fund	ING GET	ING GET
	VIP	Value	of America® -	Fund -	Fund -
	Overseas	Securities	Class A	Series D	Series E

Net investment income (loss)
Income:
Dividends	$ 111	$ 23	$ -	$ 7,793	$ 3,807

Total investment income	111	23	-	7,793	3,807

Expenses:
Mortality and expense risk and
other charges	202	116	2	2,604	1,263

Total expenses	202	116	2	2,604	1,263

Net investment income (loss)	(91)	(93)	(2)	5,189	2,544

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,761	452	8	(7,603)	(905)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	6,761	452	8	(7,603)	(905)

Net unrealized appreciation
(depreciation) of investments	2,791	2,979	-	2,750	(405)

Net increase (decrease) in net assets
resulting from operations	$ 9,461	$ 3,338	$ 6	$ 336	$ 1,234

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series G	Series H	Series I	Series J	Series K

Net investment income (loss)
Income:
Dividends	$ 1,111	$ 857	$ 39	$ 14	$ 58

Total investment income	1,111	857	39	14	58

Expenses:
Mortality and expense risk and
other charges	387	294	20	7	24

Total expenses	387	294	20	7	24

Net investment income (loss)	724	563	19	7	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(150)	(25)	-	(1)	7
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(150)	(25)	-	(1)	7

Net unrealized appreciation
(depreciation) of investments	(350)	(191)	(4)	(2)	(23)

Net increase (decrease) in net assets
resulting from operations	$ 224	$ 347	$ 15	$ 4	$ 18

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	ING VP	ING VP
	Series L	Series Q	Series S	Balanced	Bond

Net investment income (loss)
Income:
Dividends	$ 42	$ -	$ 38	$ 12,352	$ 7,461

Total investment income	42	-	38	12,352	7,461

Expenses:
Mortality and expense risk and
other charges	15	61	503	6,762	4,806

Total expenses	15	61	503	6,762	4,806

Net investment income (loss)	27	(61)	(465)	5,590	2,655

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	30	381	(20,852)	6,513
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	30	381	(20,852)	6,513

Net unrealized appreciation
(depreciation) of investments	(3)	213	1,679	114,905	12,637

Net increase (decrease) in net assets
resulting from operations	$ 24	$ 182	$ 1,595	$ 99,643	$ 21,805

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
					ING
	ING VP	ING VP	ING VP	ING MFS	T. Rowe
	Emerging	Money	Natural	Total	Price
	Markets	Market	Resources	Return	Equity Income

Net investment income (loss)
Income:
Dividends	$ -	$ 5,601	$ -	$ 37	$ 5

Total investment income	-	5,601	-	37	5

Expenses:
Mortality and expense risk and
other charges	61	3,007	123	21	7

Total expenses	61	3,007	123	21	7

Net investment income (loss)	(61)	2,594	(123)	16	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,993	(2,912)	(744)	(1)	23
Capital gains distributions	-	-	-	-	2

Total realized gain (loss) on investments
and capital gains distributions	1,993	(2,912)	(744)	(1)	25

Net unrealized appreciation
(depreciation) of investments	669	151	4,001	403	167

Net increase (decrease) in net assets
resulting from operations	$ 2,601	$ (167)	$ 3,134	$ 418	$ 190

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
		ING Alger	ING Alger		ING
	ING DSI	Aggressive	Aggressive		American
	Enhanced	Growth -	Growth -	ING Alger	Century Small
	Index	Initial Class	Service Class	Growth	Cap Value

Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ -	$ 7

Total investment income	3	-	-	-	7

Expenses:
Mortality and expense risk and
other charges	4	-	41	11	40

Total expenses	4	-	41	11	40

Net investment income (loss)	(1)	-	(41)	(11)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	3	306	47	44
Capital gains distributions	-	-	-	-	157

Total realized gain (loss) on investments
and capital gains distributions	16	3	306	47	201

Net unrealized appreciation
(depreciation) of investments	85	3	848	249	960

Net increase (decrease) in net assets
resulting from operations	$ 100	$ 6	$ 1,113	$ 285	$ 1,128

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
		ING Goldman	ING	ING
	ING Baron	Sachs®	JPMorgan	JPMorgan	ING MFS
	Small Cap	Capital	Fleming	Mid Cap	Capital
	Growth	Growth	International	Value	Opportunities

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,151	$ 11	$ 272

Total investment income	-	-	1,151	11	272

Expenses:
Mortality and expense risk and
other charges	87	6	1,146	23	1,404

Total expenses	87	6	1,146	23	1,404

Net investment income (loss)	(87)	(6)	5	(12)	(1,132)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	175	10	13,443	66	(9,998)
Capital gains distributions	-	-	-	27	-

Total realized gain (loss) on investments
and capital gains distributions	175	10	13,443	93	(9,998)

Net unrealized appreciation
(depreciation) of investments	2,280	112	19,848	486	43,736

Net increase (decrease) in net assets
resulting from operations	$ 2,368	$ 116	$ 33,296	$ 567	$ 32,606

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
			ING	ING	ING Salomon
	ING MFS	ING MFS	OpCap	PIMCO	Brothers
	Global	Research	Balanced	Total	Aggressive
	Growth	Equity	Value	Return	Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 704	$ 79	$ 845	$ -

Total investment income	-	704	79	845	-

Expenses:
Mortality and expense risk and
other charges	7	1,277	36	282	2,138

Total expenses	7	1,277	36	282	2,138

Net investment income (loss)	(7)	(573)	43	563	(2,138)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(8,730)	69	655	(11,102)
Capital gains distributions	-	-	-	179	-

Total realized gain (loss) on investments
and capital gains distributions	99	(8,730)	69	834	(11,102)

Net unrealized appreciation
(depreciation) of investments	116	34,528	692	(744)	76,768

Net increase (decrease) in net assets
resulting from operations	$ 208	$ 25,225	$ 804	$ 653	$ 63,528

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	ING Salomon	ING Salomon		ING UBS
	Brothers	Brothers	ING T. Rowe	Tactical	ING Van
	Fundamental	Investors	Price Growth	Asset	Kampen
	Value	Value	Equity	Allocation	Comstock

Net investment income (loss)
Income:
Dividends	$ 67	$ 16	$ 317	$ 1	$ 179

Total investment income	67	16	317	1	179

Expenses:
Mortality and expense risk and
other charges	41	24	2,087	7	167

Total expenses	41	24	2,087	7	167

Net investment income (loss)	26	(8)	(1,770)	(6)	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	25	(1,850)	42	(57)
Capital gains distributions	-	-	-	-	511

Total realized gain (loss) on investments
and capital gains distributions	209	25	(1,850)	42	454

Net unrealized appreciation
(depreciation) of investments	900	574	55,811	116	3,979

Net increase (decrease) in net assets
resulting from operations	$ 1,135	$ 591	$ 52,191	$ 152	$ 4,445

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP	ING GET
	Allocation	Allocation	Allocation	Growth and	US Core -
	Balanced	Growth	Income	Income	Series 1

Net investment income (loss)
Income:
Dividends	$ 789	$ 555	$ 752	$ -	$ -

Total investment income	789	555	752	-	-

Expenses:
Mortality and expense risk and
other charges	563	662	341	23,918	11

Total expenses	563	662	341	23,918	11

Net investment income (loss)	226	(107)	411	(23,918)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(840)	(1,375)	(527)	(425,719)	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(840)	(1,375)	(527)	(425,719)	-

Net unrealized appreciation
(depreciation) of investments	9,405	14,356	3,834	928,479	79

Net increase (decrease) in net assets
resulting from operations	$ 8,791	$ 12,874	$ 3,718	$ 478,842	$ 68

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	ING GET	ING GET			ING VP
	US Core -	US Core -	ING VP	ING VP	Index Plus
	Series 2	Series 3	Technology	Growth	LargeCap

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 4,597

Total investment income	-	-	-	-	4,597

Expenses:
Mortality and expense risk and
other charges	24	-	329	881	4,453

Total expenses	24	-	329	881	4,453

Net investment income (loss)	(24)	-	(329)	(881)	144

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(1,973)	(11,268)	(12,981)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	(1,973)	(11,268)	(12,981)

Net unrealized appreciation
(depreciation) of investments	154	-	13,749	34,025	110,816

Net increase (decrease) in net assets
resulting from operations	$ 130	$ -	$ 11,447	$ 21,876	$ 97,979

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	International	Small	Value
	MidCap	SmallCap	Equity	Company	Opportunity

Net investment income (loss)
Income:
Dividends	$ 741	$ 129	$ 102	$ 349	$ 956

Total investment income	741	129	102	349	956

Expenses:
Mortality and expense risk and
other charges	1,772	688	99	1,347	1,233

Total expenses	1,772	688	99	1,347	1,233

Net investment income (loss)	(1,031)	(559)	3	(998)	(277)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,145)	(56)	1,452	(9,972)	(8,337)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(2,145)	(56)	1,452	(9,972)	(8,337)

Net unrealized appreciation
(depreciation) of investments	52,581	21,801	1,316	52,820	34,754

Net increase (decrease) in net assets
resulting from operations	$ 49,405	$ 21,186	$ 2,771	$ 41,850	$ 26,140

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	Growth	International	ING VP	MidCap	SmallCap
	Opportunities	Value	MagnaCap	Opportunities	Opportunities

Net investment income (loss)
Income:
Dividends	$ -	$ 270	$ 11	$ -	$ -

Total investment income	-	270	11	-	-

Expenses:
Mortality and expense risk and
other charges	6	200	10	23	30

Total expenses	6	200	10	23	30

Net investment income (loss)	(6)	70	1	(23)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	(610)	(41)	155	(356)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	38	(610)	(41)	155	(356)

Net unrealized appreciation
(depreciation) of investments	123	6,551	315	495	1,518

Net increase (decrease) in net assets
resulting from operations	$ 155	$ 6,011	$ 275	$ 627	$ 1,132

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	Janus	Janus Aspen	Janus Aspen	Janus	Janus Aspen
	Aspen	Capital	Flexible	Aspen	Mid Cap
	Balanced	Appreciation	Income	Growth	Growth
Net investment income (loss)
Income:
Dividends	$ 8,211	$ 7	$ 4,406	$ 197	$ -

Total investment income	8,211	7	4,406	197	-

Expenses:
Mortality and expense risk and
other charges	3,886	29	975	2,246	4,273

Total expenses	3,886	29	975	2,246	4,273

Net investment income (loss)	4,325	(22)	3,431	(2,049)	(4,273)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,890	(25)	2,292	(15,905)	(55,409)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	4,890	(25)	2,292	(15,905)	(55,409)

Net unrealized appreciation
(depreciation) of investments	36,186	573	(960)	76,212	179,054

Net increase (decrease) in net assets
resulting from operations	$ 45,401	$ 526	$ 4,763	$ 58,258	$ 119,372

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
				Lord	Lord
	Janus		Lord	Abbett	Abbett
	Aspen		Abbett	Mid-Cap	Mid-Cap
	Worldwide	Janus	Growth and	Value -	Value -
	Growth	Twenty	Income	Class A	Class VC

Net investment income (loss)
Income:
Dividends	$ 5,588	$ 3	$ 291	$ -	$ 129

Total investment income	5,588	3	291	-	129

Expenses:
Mortality and expense risk and
other charges	5,311	5	275	-	181

Total expenses	5,311	5	275	-	181

Net investment income (loss)	277	(2)	16	-	(52)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17,365)	(39)	(40)	(2)	(233)
Capital gains distributions	-	-	-	-	266

Total realized gain (loss) on investments
and capital gains distributions	(17,365)	(39)	(40)	(2)	33

Net unrealized appreciation
(depreciation) of investments	123,499	143	7,960	-	4,466

Net increase (decrease) in net assets
resulting from operations	$ 106,411	$ 102	$ 7,936	$ (2)	$ 4,447

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

		Oppenheimer	Oppenheimer	Oppenheimer
	MFS®	Developing	Aggressive	Global	Oppenheimer
	Total Return	Markets	Growth	Securities	Main Street®

Net investment income (loss)
Income:
Dividends	$ 807	$ 172	$ -	$ 1,017	$ -

Total investment income	807	172	-	1,017	-

Expenses:
Mortality and expense risk and
other charges	513	26	-	1,577	-
Total expenses	513	26	-	1,577	-

Net investment income (loss)	294	146	-	(560)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(263)	1,051	-	(6,014)	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(263)	1,051	-	(6,014)	-

Net unrealized appreciation
(depreciation) of investments	7,216	383	1	67,124	7

Net increase (decrease) in net assets
resulting from operations	$ 7,247	$ 1,580	$ 1	$ 60,550	$ 7

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	Oppenheimer		Pioneer		Pioneer
	Strategic	Pax World	Equity	Pioneer	Mid Cap
	Bond	Balanced	Income	Fund	Value

Net investment income (loss)
Income:
Dividends	$ 1,372	$ 27	$ 173	$ 11	$ 11

Total investment income	1,372	27	173	11	11

Expenses:
Mortality and expense risk
and other charges	262	21	68	9	49

Total expenses	262	21	68	9	49

Net investment income (loss)	1,110	6	105	2	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	969	(35)	(9)	(3)	85
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	969	(35)	(9)	(3)	85

Net unrealized appreciation
(depreciation) of investments	1,931	385	1,446	219	1,583

Net increase (decrease) in net assets
resulting from operations	$ 4,010	$ 356	$ 1,542	$ 218	$ 1,630

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
Templeton
Foreign

Net investment income (loss)
Income:
Dividends	$ -

Total investment income	-

Expenses:
Mortality and expense risk and other changes	6

Total expenses	6

Net investment income (loss)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	-
Capital gains distributions	-

Total realized gain (loss) on investments and capital gains distributions	-

Net unrealized appreciation (depreciation) of investments	-

Net increase (decrease) in net assets resulting from operations	$ (6)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	AIM V.I.			AIM V.I.
	Capital	AIM V.I.	AIM V.I.	Premier
	Appreciation	Core Equity	Growth	Equity

Net assets at January 1, 2002	$ 19,027	$ 44,279	$ 15,568	$ 22,335

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(182)	(300)	(145)	(133)
Net realized gain (loss) on investments and capital gains
distributions	(3,280)	(5,332)	(5,230)	(3,658)
Net unrealized appreciation (depreciation) during the year	(1,536)	(1,623)	110	(3,591)

Net increase (decrease) in net assets from operations	(4,998)	(7,255)	(5,265)	(7,382)

Changes from principal transactions:
Total unit transactions	1,273	(2,296)	1,100	1,024

Net increase (decrease) in assets derived from
principal transactions	1,273	(2,296)	1,100	1,024

Total increase (decrease) in net assets	(3,725)	(9,551)	(4,165)	(6,358)

Net assets at December 31, 2002	15,302	34,728	11,403	15,977

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(186)	(19)	(152)	(129)
Net realized gain (loss) on investments and capital gains
distributions	(3,465)	(2,551)	(2,355)	(1,545)
Net unrealized appreciation (depreciation) during the year	8,085	10,595	6,249	5,662

Net increase (decrease) in net assets from operations	4,434	8,025	3,742	3,988

Changes from contract transactions:
Total unit transactions	826	(231)	1,910	1,076

Net increase (decrease) in assets derived from
principal transactions	826	(231)	1,910	1,076

Total increase (decrease) in net assets	5,260	7,794	5,652	5,064

Net assets at December 31, 2003	$ 20,562	$ 42,522	$ 17,055	$ 21,041

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	American
	Century®		Calvert	Chapman
	Income	Baron	Social	DEM®
	& Growth	Growth	Balanced	Equity
Net assets at January 1, 2002	$ 629	$ -	$ 58,340	$ 92

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	2	-	904	(1)
Net realized gain (loss) on investments and capital gains
distributions	(138)	-	(504)	(38)
Net unrealized appreciation (depreciation) during the year	(89)	-	(8,105)	(8)

Net increase (decrease) in net assets from operations	(225)	-	(7,705)	(47)

Changes from principal transactions:
Total unit transactions	748	-	(869)	6

Net increase (decrease) in assets derived from
principal transactions	748	-	(869)	6

Total increase (decrease) in net assets	523	-	(8,574)	(41)

Net assets at December 31, 2002	1,152	-	49,766	51

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10	-	520	-
Net realized gain (loss) on investments and capital gains
distributions	(1)	-	(538)	-
Net unrealized appreciation (depreciation) during the year	440	-	9,048	-

Net increase (decrease) in net assets from operations	449	-	9,030	-

Changes from contract transactions:
Total unit transactions	890	-	1,780	(51)

Net increase (decrease) in assets derived from
principal transactions	890	-	1,780	(51)

Total increase (decrease) in net assets	1,339	-	10,810	(51)

Net assets at December 31, 2003	$ 2,491	$ -	$ 60,576	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

		Fidelity®
	Evergreen	VIP	Fidelity®	Fidelity®
	Special	Asset	VIP	VIP Equity-
	Values	ManagerSM	Contrafund®	Income
Net assets at January 1, 2002	$ 3,926	$ 21,589	$ 375,287	$ 237,314

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(78)	591	(1,051)	1,285
Net realized gain (loss) on investments and capital gains
distributions	144	(684)	3,613	3,748
Net unrealized appreciation (depreciation) during the year	(1,182)	(2,082)	(44,845)	(54,582)

Net increase (decrease) in net assets from operations	(1,116)	(2,175)	(42,283)	(49,549)

Changes from principal transactions:
Total unit transactions	6,557	(1,179)	49,352	39,130

Net increase (decrease) in assets derived from
principal transactions	6,557	(1,179)	49,352	39,130

Total increase (decrease) in net assets	5,441	(3,354)	7,069	(10,419)

Net assets at December 31, 2002	9,367	18,235	382,356	226,895

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(118)	495	(2,805)	1,598
Net realized gain (loss) on investments and capital gains
distributions	(267)	(405)	2,957	(2,223)
Net unrealized appreciation (depreciation) during the year	4,137	3,010	112,756	70,405

Net increase (decrease) in net assets from operations	3,752	3,100	112,908	69,780

Changes from contract transactions:
Total unit transactions	4,019	392	69,108	31,145

Net increase (decrease) in assets derived from
principal transactions	4,019	392	69,108	31,145

Total increase (decrease) in net assets	7,771	3,492	182,016	100,925

Net assets at December 31, 2003	$ 17,138	$ 21,727	$ 564,372	$ 327,820

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

		Fidelity®	Fidelity®	Fidelity®
	Fidelity®	VIP High	VIP	VIP
	VIP Growth	Income	Index 500	Overseas
Net assets at January 1, 2002	$ 388,351	$ 2,694	$ 96,097	$ 14,766

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,706)	238	259	(63)
Net realized gain (loss) on investments and capital gains
distributions	(3,719)	(295)	(5,339)	(1,464)
Net unrealized appreciation (depreciation) during the year	(119,138)	132	(17,808)	234

Net increase (decrease) in net assets from operations	(125,563)	75	(22,888)	(1,293)

Changes from principal transactions:
Total unit transactions	14,956	800	(541)	603

Net increase (decrease) in assets derived from
principal transactions	14,956	800	(541)	603

Total increase (decrease) in net assets	(110,607)	875	(23,429)	(690)

Net assets at December 31, 2002	277,744	3,569	72,668	14,076

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,540)	229	319	(91)
Net realized gain (loss) on investments and capital gains
distributions	(8,623)	942	(4,305)	6,761
Net unrealized appreciation (depreciation) during the year	98,646	154	24,674	2,791

Net increase (decrease) in net assets from operations	87,483	1,325	20,688	9,461

Changes from contract transactions:
Total unit transactions	14,969	2,398	7,690	6,804

Net increase (decrease) in assets derived from
principal transactions	14,969	2,398	7,690	6,804

Total increase (decrease) in net assets	102,452	3,723	28,378	16,265

Net assets at December 31, 2003	$ 380,196	$ 7,292	$ 101,046	$ 30,341

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Franklin	The Growth
	Small Cap	Fund of	ING GET	ING GET
	Value	America® -	Fund -	Fund -
	Securities	Class A	Series D	Series E
Net assets at January 1, 2002	$ 130	$ -	$ 288,294	$ 118,197

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	-	7,760	2,971
Net realized gain (loss) on investments and capital gains
distributions	(281)	-	(3,074)	(463)
Net unrealized appreciation (depreciation) during the year	(1,170)	-	(6,395)	396

Net increase (decrease) in net assets from operations	(1,474)	-	(1,709)	2,904

Changes from principal transactions:
Total unit transactions	9,295	-	(52,519)	(16,658)

Net increase (decrease) in assets derived from
principal transactions	9,295	-	(52,519)	(16,658)

Total increase (decrease) in net assets	7,821	-	(54,228)	(13,754)

Net assets at December 31, 2002	7,951	-	234,066	104,443

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(93)	(2)	5,189	2,544
Net realized gain (loss) on investments and capital gains
distributions	452	8	(7,603)	(905)
Net unrealized appreciation (depreciation) during the year	2,979	-	2,750	(405)

Net increase (decrease) in net assets from operations	3,338	6	336	1,234

Changes from contract transactions:
Total unit transactions	4,594	(6)	(81,633)	(26,021)

Net increase (decrease) in assets derived from
principal transactions	4,594	(6)	(81,633)	(26,021)

Total increase (decrease) in net assets	7,932	-	(81,297)	(24,787)

Net assets at December 31, 2003	$ 15,883	$ -	$ 152,769	$ 79,656

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series G	Series H	Series I	Series J
Net assets at January 1, 2002	$ 33,746	$ 25,808	$ 1,252	$ 381

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	779	548	22	7
Net realized gain (loss) on investments and capital gains
distributions	(98)	(19)	(1)	-
Net unrealized appreciation (depreciation) during the year	396	262	21	9

Net increase (decrease) in net assets from operations	1,077	791	42	16

Changes from principal transactions:
Total unit transactions	(5,067)	(3,317)	(104)	(3)

Net increase (decrease) in assets derived from
principal transactions	(5,067)	(3,317)	(104)	(3)

Total increase (decrease) in net assets	(3,990)	(2,526)	(62)	13

Net assets at December 31, 2002	29,756	23,282	1,190	394

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	724	563	19	7
Net realized gain (loss) on investments and capital gains
distributions	(150)	(25)	-	(1)
Net unrealized appreciation (depreciation) during the year	(350)	(191)	(4)	(2)

Net increase (decrease) in net assets from operations	224	347	15	4

Changes from contract transactions:
Total unit transactions	(6,149)	(5,094)	(113)	(12)

Net increase (decrease) in assets derived from
principal transactions	(6,149)	(5,094)	(113)	(12)

Total increase (decrease) in net assets	(5,925)	(4,747)	(98)	(8)

Net assets at December 31, 2003	$ 23,831	$ 18,535	$ 1,092	$ 386

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series K	Series L	Series Q	Series S
Net assets at January 1, 2002	$ 2,275	$ 1,305	$ 3,642	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	30	(15)	40	84
Net realized gain (loss) on investments and capital gains
distributions	(1)	(4)	1	1
Net unrealized appreciation (depreciation) during the year	61	33	15	251

Net increase (decrease) in net assets from operations	90	14	56	336

Changes from principal transactions:
Total unit transactions	(317)	(132)	1,333	46,222

Net increase (decrease) in assets derived from
principal transactions	(317)	(132)	1,333	46,222

Total increase (decrease) in net assets	(227)	(118)	1,389	46,558

Net assets at December 31, 2002	2,048	1,187	5,031	46,558

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	34	27	(61)	(465)
Net realized gain (loss) on investments and capital gains
distributions	7	-	30	381
Net unrealized appreciation (depreciation) during the year	(23)	(3)	213	1,679

Net increase (decrease) in net assets from operations	18	24	182	1,595

Changes from contract transactions:
Total unit transactions	(330)	(162)	(828)	(15,492)

Net increase (decrease) in assets derived from
principal transactions	(330)	(162)	(828)	(15,492)

Total increase (decrease) in net assets	(312)	(138)	(646)	(13,897)

Net assets at December 31, 2003	$ 1,736	$ 1,049	$ 4,385	$ 32,661

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
			ING VP	ING VP
	ING VP	ING VP	Emerging	Money
	Balanced	Bond	Markets	Market
Net assets at January 1, 2002	$ 768,043	$ 409,596	$ 5,519	$ 374,569

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(329)	9,352	(60)	10,481
Net realized gain (loss) on investments and capital gains
distributions	(34,344)	3,536	(12)	(7,043)
Net unrealized appreciation (depreciation) during the year	(50,314)	16,434	(365)	(1,172)

Net increase (decrease) in net assets from operations	(84,987)	29,322	(437)	2,266

Changes from principal transactions:
Total unit transactions	(85,131)	19,260	(62)	(7,989)

Net increase (decrease) in assets derived from
principal transactions	(85,131)	19,260	(62)	(7,989)

Total increase (decrease) in net assets	(170,118)	48,582	(499)	(5,723)

Net assets at December 31, 2002	597,925	458,178	5,020	368,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5,590	2,655	(61)	2,594
Net realized gain (loss) on investments and capital gains
distributions	(20,852)	6,513	1,993	(2,912)
Net unrealized appreciation (depreciation) during the year	114,905	12,637	669	151

Net increase (decrease) in net assets from operations	99,643	21,805	2,601	(167)

Changes from contract transactions:
Total unit transactions	(38,198)	(71,798)	551	(111,202)

Net increase (decrease) in assets derived from
principal transactions	(38,198)	(71,798)	551	(111,202)

Total increase (decrease) in net assets	61,445	(49,993)	3,152	(111,369)

Net assets at December 31, 2003	$ 659,370	$ 408,185	$ 8,172	$ 257,477

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
			ING T. Rowe
	ING VP	ING MFS	Price	ING DSI
	Natural	Total	Equity	Enhanced
	Resources	Return	Income	Index
Net assets at January 1, 2002	$ 12,751	$ -	$ -	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(108)	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(496)	-	-	(5)
Net unrealized appreciation (depreciation) during the year	60	-	-	(3)

Net increase (decrease) in net assets from operations	(544)	-	-	(8)

Changes from principal transactions:
Total unit transactions	(310)	-	-	134

Net increase (decrease) in assets derived from
principal transactions	(310)	-	-	134

Total increase (decrease) in net assets	(854)	-	-	126

Net assets at December 31, 2002	11,897	-	-	126

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(123)	16	(2)	(1)
Net realized gain (loss) on investments and capital gains
distributions	(744)	(1)	25	16
Net unrealized appreciation (depreciation) during the year	4,001	403	167	85

Net increase (decrease) in net assets from operations	3,134	418	190	100

Changes from contract transactions:
Total unit transactions	(1,060)	7,871	1,953	574

Net increase (decrease) in assets derived from
principal transactions	(1,060)	7,871	1,953	574

Total increase (decrease) in net assets	2,074	8,289	2,143	674

Net assets at December 31, 2003	$ 13,971	$ 8,289	$ 2,143	$ 800

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING Alger	ING Alger		ING
	Aggressive	Aggressive		American
	Growth -	Growth -	ING Alger	Century Small
	Initial Class	Service Class	Growth	Cap Value
Net assets at January 1, 2002	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(4)	(1)	(8)
Net realized gain (loss) on investments and capital gains
distributions	-	(32)	(3)	(121)
Net unrealized appreciation (depreciation) during the year	-	(45)	(14)	(29)

Net increase (decrease) in net assets from operations	-	(81)	(18)	(158)

Changes from principal transactions:
Total unit transactions	-	983	273	1,992

Net increase (decrease) in assets derived from
principal transactions	-	983	273	1,992

Total increase (decrease) in net assets	-	902	255	1,834

Net assets at December 31, 2002	-	902	255	1,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(41)	(11)	(33)
Net realized gain (loss) on investments and capital gains
distributions	3	306	47	201
Net unrealized appreciation (depreciation) during the year	3	848	249	960

Net increase (decrease) in net assets from operations	6	1,113	285	1,128

Changes from contract transactions:
Total unit transactions	10	7,405	1,654	3,345

Net increase (decrease) in assets derived from
principal transactions	10	7,405	1,654	3,345

Total increase (decrease) in net assets	16	8,518	1,939	4,473

Net assets at December 31, 2003	$ 16	$ 9,420	$ 2,194	$ 6,307

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING	ING Goldman	ING	ING
	Baron	Sachs®	JPMorgan	JPMorgan
	Small Cap	Capital	Fleming	Mid Cap
	Growth	Growth	International	Value
Net assets at January 1, 2002	$ -	$ -	$ 145,566	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(12)	(1)	(570)	(3)
Net realized gain (loss) on investments and capital gains
distributions	(92)	(5)	(16,744)	(24)
Net unrealized appreciation (depreciation) during the year	12	(13)	(1,963)	26

Net increase (decrease) in net assets from operations	(92)	(19)	(19,277)	(1)

Changes from principal transactions:
Total unit transactions	3,331	366	(18,450)	1,039

Net increase (decrease) in assets derived from
principal transactions	3,331	366	(18,450)	1,039

Total increase (decrease) in net assets	3,239	347	(37,727)	1,038

Net assets at December 31, 2002	3,239	347	107,839	1,038

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(87)	(6)	5	(12)
Net realized gain (loss) on investments and capital gains
distributions	175	10	13,443	93
Net unrealized appreciation (depreciation) during the year	2,280	112	19,848	486

Net increase (decrease) in net assets from operations	2,368	116	33,296	567

Changes from contract transactions:
Total unit transactions	9,650	364	(14,631)	2,394

Net increase (decrease) in assets derived from
principal transactions	9,650	364	(14,631)	2,394

Total increase (decrease) in net assets	12,018	480	18,665	2,961

Net assets at December 31, 2003	$ 15,257	$ 827	$ 126,504	$ 3,999

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING MFS	ING MFS	ING MFS	ING OpCap
	Capital	Global	Research	Balanced
	Opportunities	Growth	Equity	Value
Net assets at January 1, 2002	$ 216,006	$ -	$ 172,262	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(1,732)	(1)	(1,247)	(1)
Net realized gain (loss) on investments and capital gains
distributions	(12,396)	(6)	(9,552)	(1)
Net unrealized appreciation (depreciation) during the year	(50,689)	(5)	(32,213)	18

Net increase (decrease) in net assets from operations	(64,817)	(12)	(43,012)	16

Changes from principal transactions:
Total unit transactions	(22,039)	214	(14,758)	499

Net increase (decrease) in assets derived from
principal transactions	(22,039)	214	(14,758)	499

Total increase (decrease) in net assets	(86,856)	202	(57,770)	515

Net assets at December 31, 2002	129,150	202	114,492	515

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,132)	(7)	(573)	43
Net realized gain (loss) on investments and capital gains
distributions	(9,998)	99	(8,730)	69
Net unrealized appreciation (depreciation) during the year	43,736	116	34,528	692

Net increase (decrease) in net assets from operations	32,606	208	25,225	804

Changes from contract transactions:
Total unit transactions	(10,259)	884	(11,642)	7,864

Net increase (decrease) in assets derived from
principal transactions	(10,259)	884	(11,642)	7,864

Total increase (decrease) in net assets	22,347	1,092	13,583	8,668

Net assets at December 31, 2003	$ 151,497	$ 1,294	$ 128,075	$ 9,183

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
		ING Salomon	ING Salomon	ING Salomon
		Brothers	Brothers	Brothers
	ING PIMCO	Aggressive	Fundamental	Investors
	Total Return	Growth	Value	Value
Net assets at January 1, 2002	$ -	$ 305,237	$ -	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	159	(2,396)	(1)	(2)
Net realized gain (loss) on investments and capital gains
distributions	205	(13,796)	(8)	(16)
Net unrealized appreciation (depreciation) during the year	190	(90,736)	(4)	(17)

Net increase (decrease) in net assets from operations	554	(106,928)	(13)	(35)

Changes from principal transactions:
Total unit transactions	15,725	(22,382)	257	670

Net increase (decrease) in assets derived from
principal transactions	15,725	(22,382)	257	670

Total increase (decrease) in net assets	16,279	(129,310)	244	635

Net assets at December 31, 2002	16,279	175,927	244	635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	563	(2,138)	26	(8)
Net realized gain (loss) on investments and capital gains
distributions	834	(11,102)	209	25
Net unrealized appreciation (depreciation) during the year	(744)	76,768	900	574

Net increase (decrease) in net assets from operations	653	63,528	1,135	591

Changes from contract transactions:
Total unit transactions	14,295	329	8,035	2,793

Net increase (decrease) in assets derived from
principal transactions	14,295	329	8,035	2,793

Total increase (decrease) in net assets	14,948	63,857	9,170	3,384

Net assets at December 31, 2003	$ 31,227	$ 239,784	$ 9,414	$ 4,019

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
		ING UBS		ING VP
	ING T. Rowe	Tactical	ING Van	Strategic
	Price Growth	Asset	Kampen	Allocation
	Equity	Allocation	Comstock	Balanced
Net assets at January 1, 2002	$ 223,753	$ -	$ -	$ 57,038

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(1,678)	(2)	3	770
Net realized gain (loss) on investments and capital gains
distributions	(2,973)	(12)	(9)	(1,102)
Net unrealized appreciation (depreciation) during the year	(50,934)	(4)	(380)	(5,687)

Net increase (decrease) in net assets from operations	(55,585)	(18)	(386)	(6,019)

Changes from principal transactions:
Total unit transactions	1,721	492	8,561	(3,173)

Net increase (decrease) in assets derived from
principal transactions	1,721	492	8,561	(3,173)

Total increase (decrease) in net assets	(53,864)	474	8,175	(9,192)

Net assets at December 31, 2002	169,889	474	8,175	47,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,770)	(6)	12	226
Net realized gain (loss) on investments and capital gains
distributions	(1,850)	42	454	(840)
Net unrealized appreciation (depreciation) during the year	55,811	116	3,979	9,405

Net increase (decrease) in net assets from operations	52,191	152	4,445	8,791

Changes from contract transactions:
Total unit transactions	24,523	285	19,398	1,809

Net increase (decrease) in assets derived from
principal transactions	24,523	285	19,398	1,809

Total increase (decrease) in net assets	76,714	437	23,843	10,600

Net assets at December 31, 2003	$ 246,603	$ 911	$ 32,018	$ 58,446

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING VP	ING VP
	Strategic	Strategic	ING VP	ING GET
	Allocation	Allocation	Growth and	U.S. Core
	Growth	Income	Income	Series 1
Net assets at January 1, 2002	$ 67,010	$ 37,096	$ 3,399,498	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	391	801	(7,432)	-
Net realized gain (loss) on investments and capital gains
distributions	(1,462)	(970)	(453,546)	-
Net unrealized appreciation (depreciation) during the year	(8,838)	(1,819)	(363,307)	-

Net increase (decrease) in net assets from operations	(9,909)	(1,988)	(824,285)	-

Changes from principal transactions:
Total unit transactions	(1,055)	(3,498)	(433,795)	-

Net increase (decrease) in assets derived from
principal transactions	(1,055)	(3,498)	(433,795)	-

Total increase (decrease) in net assets	(10,964)	(5,486)	(1,258,080)	-

Net assets at December 31, 2002	56,046	31,610	2,141,418	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(107)	411	(23,918)	(11)
Net realized gain (loss) on investments and capital gains
distributions	(1,375)	(527)	(425,719)	-
Net unrealized appreciation (depreciation) during the year	14,356	3,834	928,479	79

Net increase (decrease) in net assets from operations	12,874	3,718	478,842	68

Changes from contract transactions:
Total unit transactions	913	(1,491)	(309,293)	2,310

Net increase (decrease) in assets derived from
principal transactions	913	(1,491)	(309,293)	2,310

Total increase (decrease) in net assets	13,787	2,227	169,549	2,378

Net assets at December 31, 2003	$ 69,833	$ 33,837	$ 2,310,967	$ 2,378

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING GET	ING GET
	U.S. Core	U.S. Core	ING VP	ING VP
	Series 2	Series 3	Technology	Growth
Net assets at January 1, 2002	$ -	$ -	$ 31,754	$ 120,765

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	-	-	(297)	(1,011)
Net realized gain (loss) on investments and capital gains
distributions	-	-	(19,418)	(10,292)
Net unrealized appreciation (depreciation) during the year	-	-	3,470	(23,361)

Net increase (decrease) in net assets from operations	-	-	(16,245)	(34,664)

Changes from principal transactions:
Total unit transactions	-	-	7,492	(9,562)

Net increase (decrease) in assets derived from
principal transactions	-	-	7,492	(9,562)

Total increase (decrease) in net assets	-	-	(8,753)	(44,226)

Net assets at December 31, 2002	-	-	23,001	76,539

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	-	(329)	(881)
Net realized gain (loss) on investments and capital gains
distributions	-	-	(1,973)	(11,268)
Net unrealized appreciation (depreciation) during the year	154	-	13,749	34,025

Net increase (decrease) in net assets from operations	130	-	11,447	21,876

Changes from contract transactions:
Total unit transactions	20,509	207	12,847	(2,443)

Net increase (decrease) in assets derived from
principal transactions	20,509	207	12,847	(2,443)

Total increase (decrease) in net assets	20,639	207	24,294	19,433

Net assets at December 31, 2003	$ 20,639	$ 207	$ 47,295	$ 95,972

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	International
	LargeCap	MidCap	SmallCap	Equity
Net assets at January 1, 2002	$ 459,606	$ 88,491	$ 28,860	$ 10,978

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(3,404)	(817)	(425)	(80)
Net realized gain (loss) on investments and capital gains
distributions	(14,024)	(2,147)	(494)	(2,402)
Net unrealized appreciation (depreciation) during the year	(92,339)	(20,160)	(9,009)	(405)

Net increase (decrease) in net assets from operations	(109,767)	(23,124)	(9,928)	(2,887)

Changes from principal transactions:
Total unit transactions	28,621	78,894	35,647	157

Net increase (decrease) in assets derived from
principal transactions	28,621	78,894	35,647	157

Total increase (decrease) in net assets	(81,146)	55,770	25,719	(2,730)

Net assets at December 31, 2002	378,460	144,261	54,579	8,248

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	144	(1,031)	(559)	3
Net realized gain (loss) on investments and capital gains
distributions	(12,981)	(2,145)	(56)	1,452
Net unrealized appreciation (depreciation) during the year	110,816	52,581	21,801	1,316

Net increase (decrease) in net assets from operations	97,979	49,405	21,186	2,771

Changes from contract transactions:
Total unit transactions	26,982	40,095	18,166	914

Net increase (decrease) in assets derived from
principal transactions	26,982	40,095	18,166	914

Total increase (decrease) in net assets	124,961	89,500	39,352	3,685

Net assets at December 31, 2003	$ 503,421	$ 233,761	$ 93,931	$ 11,933

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING VP	ING VP	ING VP	ING VP
	Small	Value	Growth	International
	Company	Opportunity	Opportunities	Value

Net assets at January 1, 2002	$ 134,200	$ 118,660	$ 10	$ 1,529

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(741)	(727)	(1)	(5)
Net realized gain (loss) on investments and capital gains
distributions	(11,913)	(5,360)	(14)	(281)
Net unrealized appreciation (depreciation) during the year	(23,960)	(33,842)	(22)	(1,267)

Net increase (decrease) in net assets from operations	(36,614)	(39,929)	(37)	(1,553)

Changes from principal transactions:
Total unit transactions	17,499	36,614	185	12,849

Net increase (decrease) in assets derived from
principal transactions	17,499	36,614	185	12,849

Total increase (decrease) in net assets	(19,115)	(3,315)	148	11,296

Net assets at December 31, 2002	115,085	115,345	158	12,825

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(998)	(277)	(6)	70
Net realized gain (loss) on investments and capital gains
distributions	(9,972)	(8,337)	38	(610)
Net unrealized appreciation (depreciation) during the year	52,820	34,754	123	6,551

Net increase (decrease) in net assets from operations	41,850	26,140	155	6,011

Changes from contract transactions:
Total unit transactions	10,497	(8,309)	984	13,755

Net increase (decrease) in assets derived from
principal transactions	10,497	(8,309)	984	13,755

Total increase (decrease) in net assets	52,347	17,831	1,139	19,766

Net assets at December 31, 2003	$ 167,432	$ 133,176	$ 1,297	$ 32,591

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
				Janus
		ING VP	ING VP	Aspen
	ING VP	MidCap	SmallCap	Series
	MagnaCap	Opportunities	Opportunities	Balanced
Net assets at January 1, 2002	$ -	$ 30	$ 59	$ 338,450

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	1	(2)	(10)	5,176
Net realized gain (loss) on investments and capital gains
distributions	(3)	(45)	(143)	3,603
Net unrealized appreciation (depreciation) during the year	(58)	(24)	(729)	(36,599)

Net increase (decrease) in net assets from operations	(60)	(71)	(882)	(27,820)

Changes from principal transactions:
Total unit transactions	604	498	3,062	42,910

Net increase (decrease) in assets derived from
principal transactions	604	498	3,062	42,910

Total increase (decrease) in net assets	544	427	2,180	15,090

Net assets at December 31, 2002	544	457	2,239	353,540

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(23)	(30)	4,325
Net realized gain (loss) on investments and capital gains
distributions	(41)	155	(356)	4,890
Net unrealized appreciation (depreciation) during the year	315	495	1,518	36,186

Net increase (decrease) in net assets from operations	275	627	1,132	45,401

Changes from contract transactions:
Total unit transactions	752	3,107	4,674	(13,847)

Net increase (decrease) in assets derived from
principal transactions	752	3,107	4,674	(13,847)

Total increase (decrease) in net assets	1,027	3,734	5,806	31,554

Net assets at December 31, 2003	$ 1,571	$ 4,191	$ 8,045	$ 385,094

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Janus Aspen	Janus Aspen	Janus	Janus Aspen
	Series	Series	Aspen	Series
	Capital	Flexible	Series	Mid Cap
	Appreciation	Income	Growth	Growth

Net assets at January 1, 2002	$ 530	$ 56,744	$ 305,619	$ 569,410

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(8)	2,675	(2,624)	(4,630)
Net realized gain (loss) on investments and capital gains
distributions	(57)	436	(8,168)	(29,447)
Net unrealized appreciation (depreciation) during the year	(142)	3,209	(70,336)	(125,671)

Net increase (decrease) in net assets from operations	(207)	6,320	(81,128)	(159,748)

Changes from principal transactions:
Total unit transactions	1,696	29,207	(25,325)	(40,478)

Net increase (decrease) in assets derived from
principal transactions	1,696	29,207	(25,325)	(40,478)

Total increase (decrease) in net assets	1,489	35,527	(106,453)	(200,226)

Net assets at December 31, 2002	2,019	92,271	199,166	369,184

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(22)	3,431	(2,049)	(4,273)
Net realized gain (loss) on investments and capital gains
distributions	(25)	2,292	(15,905)	(55,409)
Net unrealized appreciation (depreciation) during the year	573	(960)	76,212	179,054

Net increase (decrease) in net assets from operations	526	4,763	58,258	119,372

Changes from contract transactions:
Total unit transactions	632	(7,040)	(17,436)	(29,315)

Net increase (decrease) in assets derived from
principal transactions	632	(7,040)	(17,436)	(29,315)

Total increase (decrease) in net assets	1,158	(2,277)	40,822	90,057

Net assets at December 31, 2003	$ 3,177	$ 89,994	$ 239,988	$ 459,241

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Janus Aspen			Lord Abbett
	Series		Lord Abbett	Mid-Cap
	Worldwide	Janus	Growth and	Value -
	Growth	Twenty	Income	Class A

Net assets at January 1, 2002	$ 783,656	$ 497	$ 1,226	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(1,079)	(2)	13	-
Net realized gain (loss) on investments and capital gains
distributions	9,133	(130)	(2)	-
Net unrealized appreciation (depreciation) during the year	(206,185)	6	(936)	-

Net increase (decrease) in net assets from operations	(198,131)	(126)	(925)	-

Changes from principal transactions:
Total unit transactions	(72,082)	12	11,871	21

Net increase (decrease) in assets derived from
principal transactions	(72,082)	12	11,871	21

Total increase (decrease) in net assets	(270,213)	(114)	10,946	21

Net assets at December 31, 2002	513,443	383	12,172	21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	277	(2)	16	-
Net realized gain (loss) on investments and capital gains
distributions	(17,365)	(39)	(40)	(2)
Net unrealized appreciation (depreciation) during the year	123,499	143	7,960	-

Net increase (decrease) in net assets from operations	106,411	102	7,936	(2)

Changes from contract transactions:
Total unit transactions	(83,666)	78	30,424	(19)

Net increase (decrease) in assets derived from
principal transactions	(83,666)	78	30,424	(19)

Total increase (decrease) in net assets	22,745	180	38,360	(21)

Net assets at December 31, 2003	$ 536,188	$ 563	$ 50,532	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Lord Abbett
	Mid-Cap	MFS®	Oppenheimer	Oppenheimer
	Value -	Total	Developing	Aggressive
	Class VC	Return	Markets	Growth

Net assets at January 1, 2002	$ 265	$ 21,228	$ 223	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	16	126	7	-
Net realized gain (loss) on investments and capital gains
distributions	(44)	116	(216)	-
Net unrealized appreciation (depreciation) during the year	(436)	(2,403)	26	(1)

Net increase (decrease) in net assets from operations	(464)	(2,161)	(183)	(1)

Changes from principal transactions:
Total unit transactions	10,323	20,271	1,254	4

Net increase (decrease) in assets derived from
principal transactions	10,323	20,271	1,254	4

Total increase (decrease) in net assets	9,859	18,110	1,071	3

Net assets at December 31, 2002	10,124	39,338	1,294	3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(52)	294	146	-
Net realized gain (loss) on investments and capital gains
distributions	33	(263)	1,051	-
Net unrealized appreciation (depreciation) during the year	4,466	7,216	383	1

Net increase (decrease) in net assets from operations	4,447	7,247	1,580	1

Changes from contract transactions:
Total unit transactions	13,938	11,448	3,374	-

Net increase (decrease) in assets derived from
principal transactions	13,938	11,448	3,374	-

Total increase (decrease) in net assets	18,385	18,695	4,954	1

Net assets at December 31, 2003	$ 28,509	$ 58,033	$ 6,248	$ 4

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Oppenheimer		Oppenheimer
	Global	Oppenheimer	Strategic	Pax World
	Securities	Main Street®	Bond	Balanced

Net assets at January 1, 2002	$ 86,986	$ -	$ 9,817	$ 2,309

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(615)	-	733	14
Net realized gain (loss) on investments and capital gains
distributions	(6,640)	-	(431)	(185)
Net unrealized appreciation (depreciation) during the year	(23,058)	(5)	555	(54)

Net increase (decrease) in net assets from operations	(30,313)	(5)	857	(225)

Changes from principal transactions:
Total unit transactions	60,727	33	5,988	(479)

Net increase (decrease) in assets derived from
principal transactions	60,727	33	5,988	(479)

Total increase (decrease) in net assets	30,414	28	6,845	(704)

Net assets at December 31, 2002	117,400	28	16,662	1,605

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(560)	-	1,110	6
Net realized gain (loss) on investments and capital gains
distributions	(6,014)	-	969	(35)
Net unrealized appreciation (depreciation) during the year	67,124	7	1,931	385

Net increase (decrease) in net assets from operations	60,550	7	4,010	356

Changes from contract transactions:
Total unit transactions	73,093	(3)	11,935	1,644

Net increase (decrease) in assets derived from
principal transactions	73,093	(3)	11,935	1,644

Total increase (decrease) in net assets	133,643	4	15,945	2,000

Net assets at December 31, 2003	$ 251,043	$ 32	$ 32,607	$ 3,605

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	Pioneer		Pioneer
	Equity	Pioneer	Mid Cap	Templeton
	Income	Fund	Value	Foreign

Net assets at January 1, 2002	$ 88	$ 9	$ 81	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	35	1	(8)	-
Net realized gain (loss) on investments and capital gains
distributions	(39)	(9)	(102)	-
Net unrealized appreciation (depreciation) during the year	(169)	(16)	(99)	-

Net increase (decrease) in net assets from operations	(173)	(24)	(209)	-

Changes from principal transactions:
Total unit transactions	3,867	447	2,271	-

Net increase (decrease) in assets derived from
principal transactions	3,867	447	2,271	-

Total increase (decrease) in net assets	3,694	423	2,062	-

Net assets at December 31, 2002	3,782	432	2,143	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	105	2	(38)	(6)
Net realized gain (loss) on investments and capital gains
distributions	(9)	(3)	85	-
Net unrealized appreciation (depreciation) during the year	1,446	219	1,583	-

Net increase (decrease) in net assets from operations	1,542	218	1,630	(6)

Changes from contract transactions:
Total unit transactions	5,367	872	7,962	6

Net increase (decrease) in assets derived from
principal transactions	5,367	872	7,962	6

Total increase (decrease) in net assets	6,909	1,090	9,592	-

Net assets at December 31, 2003	$ 10,691	$ 1,522	$ 11,735	$ -

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  At December 31, 2003, the Account had 94 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 57 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund-Series I

  AIM V.I. Core Equity Fund-Series I

  AIM V.I. Growth Fund-Series I

  AIM V.I. Premier Equity Fund-Series I

  American Century® Income & Growth Fund-Advisor Class

  Baron Growth Fund**

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  Evergreen Special Values Fund-Class A

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Asset ManagerSM Portfolio-

  Initial Class

  Fidelity® VIP Contrafund® Portfolio-

  Initial Class

  Fidelity® VIP Equity-Income Portfolio-

  Initial Class

  Fidelity® VIP Growth Portfolio-Initial Class

  Fidelity® VIP High Income Portfolio-

  Initial Class

  Fidelity® VIP Index 500 Portfolio-

  Initial Class

  Fidelity® VIP Overseas Portfolio-

  Initial Class

  Franklin Templeton Variable Insurance

  Products Trust:

  Franklin Small Cap Value Securities Fund-

  Class 2

  ING GET Funds:

  ING GET Fund - Series D

  ING GET Fund - Series E

  ING GET Fund - Series G

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S*

  ING VP Balanced Portfolios, Inc. - Class R

  ING VP Bond Portfolio-Class R

  ING VP Emerging Markets Fund

  ING VP Money Market Portfolio-Class R

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING MFS Total Return Portfolio - Service**

  ING T. Rowe Price Equity Income - Service**

  ING Partners, Inc.:

  ING DSI Enhanced Index Portfolio-Service Class*

  ING Alger Aggressive Growth Portfolio-Initial Class*

  ING Alger Aggressive Growth Portfolio-Service Class*

  ING Alger Growth Portfolio-Service Class

  ING American Century Small Cap Value Portfolio-Service Class*

  ING Baron Small Cap Growth Portfolio-Service Class*

  ING Goldman Sachs® Capital Growth Portfolio-Service Class*

  ING JPMorgan Fleming International Portfolio-Initial Class

  ING JPMorgan Mid Cap Value Portfolio-Service Class*

  ING MFS Capital Opportunities Portfolio-Initial Class

  ING MFS Global Growth Portfolio-Service Class*

  ING MFS Research Equity Portfolio-Initial Class

  ING OpCap Balanced Value Portfolio-Service Class*

  ING PIMCO Total Return Portfolio-Service Class*

  ING Salomon Brothers Aggressive Growth Portfolio-Initial Class

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  ING Partners, Inc. (continued):

  ING Salomon Brothers Fundamental Value

  Portfolio-Service Class*

  ING Salomon Brothers Investors Value Portfolio-Service Class*

  ING T. Rowe Price Growth Equity Portfolio-

  Initial Class

  ING UBS Tactical Asset Allocation

  Portfolio-Service Class*

  ING Van Kampen Comstock Portfolio-

  Service Class*

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced

  Portfolio-Class R

  ING VP Strategic Allocation Growth

  Portfolio-Class R

  ING VP Strategic Allocation Income

  Portfolio-Class R

  ING Variable Funds:

  ING VP Growth and Income Portfolio-Class R

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1**

  ING GET US Core Portfolio - Series 2**

  ING GET US Core Portfolio - Series 3**

  ING Variable Portfolios, Inc.:

  ING VP Technology Portfolio-Class R

  ING VP Growth Portfolio-Class R

  ING VP Index Plus LargeCap Portfolio-

  Class R

  ING VP Index Plus MidCap Portfolio-

  Class R

  ING VP Index Plus SmallCap Portfolio-

  Class R

  ING VP International Equity Portfolio-

  Class R

  ING VP Small Company Portfolio-

  Class R

  ING VP Value Opportunity Portfolio-

  Class R

  ING Variable Products Trust:

  ING VP Growth Opportunities Portfolio-

  Class R

  ING VP International Value Portfolio-

  Class R

  ING VP MagnaCap Portfolio-Class R*

  ING VP MidCap Opportunities Portfolio-Class R

  ING VP SmallCap Opportunities Portfolio-Class R

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA*

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA*

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund VCT Portfolio-Class I

  Pioneer Mid Cap Value VCT Portfolio-Class I

  * Investment Division added in 2002

  ** Investment Division added in 2003

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  The following Divisions were closed to Contractowners during 2003:

Baron Growth Fund
Chapman DEM® Equity Fund-Institutional Shares
Templeton Foreign Fund, Inc.- Class A

  At December 21, 2003, the following Divisions were available, but did not have investments:

AIM Growth Series:	INVESCO Health Science Fund - Investors Class
AIM Mid Cap Core Equity Fund - Class A	The Income Fund of America® - Class R-3
AllianceBernstein Growth and Income Fund - Class A	Janus Adviser Series:
American Balance Fund® - Class R-3	Janus Adviser Balanced Fund - Class I
Ariel Appreciation Fund	Janus Adviser Flexible Income Fund - Class I
Ariel Fund	Legg Mason Value Trust, Inc. - Primary Class
Baron Asset Fund	Lord Abbett Affiliated Fund - Class A
Euro Pacific Growth Fund® - Class R-3	Lord Abbett Series Fund, Inc.:
Fidelity® Advisor Mid Cap Fund - Class T	Lord Abbett Mid-Cap Value Portfolio - Class A
Franklin Mutual Series Fund, Inc.:	Lord Abbett Small Cap Value Fund - Class A
Franklin Mutual Discovery Fund - Class R	Massachusetts Investors Growth Stock Fund - Class A
Franklin Strategic Series:	New Perspective Fund® - Class R-3
Franklin Small-Mid Cap Growth Fund - Class A	Oppenheimer Capital Appreciation Fund
The Growth Fund of America® - Class A	Oppenheimer Global Fund - Class A
The Growth Fund of America® - Class R-3	Oppenheimer Main Street® Fund - Class A
ING Equity Trust:	PIMCO NFJ Small-Cap Value Fund - Class A
ING Financial Services Fund - Class A	Pioneer Equity-Income VCT Portfolio - Class A
ING LargeCap Growth Fund - Class A	Pioneer Fund - Class A
ING Real Estate Fund - Class A	Pioneer High Yield Fund - Class A
ING Funds Trust:	Scudder Equity 500 Index Fund - Investment Class
ING GNMA Income Fund - Class A	T. Rowe Price Mid-Cap Value Fund - Class R
ING Intermediate Bond Fund - Class A	Templeton Growth Fund, Inc. - Class A
ING Mutual Funds:	UBS U.S. Small Cap Growth Fund - Class A
ING International Fund - Class Q	Washington Mutual Investors FundSM - Class R-3
ING International Small Cap Growth Fund - Class A
ING Partners, Inc.:
ING JPMorgan Fleming International Portfolio -
Service Class
ING Salomon Brothers Aggressive Growth Portfolio -
Service Class
ING T. Rowe Price Growth Equity Portfolio - Service
Class

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

Fidelity® Variable Insurance Products:	Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM	Fidelity® VIP II Asset ManagerSM
Fidelity® VIP Contrafund®	Fidelity® VIP II Contrafund®
Fidelity® VIP Index 500	Fidelity® VIP II Index 500
ING Partners, Inc.:	ING Partners, Inc.:
ING MFS Research Equity	ING MFS Research
ING Salomon Brothers Fundamental Value	ING Salomon Brothers Capital
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Mid Cap Growth	Janus Aspen Aggressive Growth
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street®	Oppenheimer Main Street® Growth & Income

During 2003, the Champman DEM® Equity Fund - Institutional Shares and Lord Abbett Mid-Cap Value Fund - Class A
were closed to Contractowners.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

  Contract Maintenance Charges

  For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Related Party Transactions

  During the year ended December 31, 2003, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2003		2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	$ 3,360	$ 2,720	$ 4,305	$ 3,212
AIM V.I. Core Equity	3,229	3,479	4,639	7,235
AIM V.I. Growth	3,261	1,503	4,032	3,078
AIM V.I. Premier Equity	2,727	1,780	5,382	4,492
American Century® Income & Growth	1,932	1,032	1,593	843
Baron Growth	130	129	-	-
Calvert Variable Series, Inc.:
Calvert Social Balanced	6,802	4,502	5,053	5,018
Chapman DEM® Equity	2	53	1,891	1,886
Evergreen Special Values	5,901	2,000	8,955	2,195
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	2,606	1,719	2,132	2,720
Fidelity® VIP Contrafund®	82,727	16,424	65,465	17,163
Fidelity® VIP Equity-Income	47,066	14,323	62,848	17,196
Fidelity® VIP Growth	35,922	23,493	35,080	22,830
Fidelity® VIP High Income	33,252	30,625	10,447	9,409
Fidelity® VIP Index 500	17,461	9,452	12,610	12,891
Fidelity® VIP Overseas	395,384	388,671	281,455	280,916
Franklin Templeton Variable Insurance			-	-
Products Trust:
Franklin Small Cap Value Securities	16,848	12,347	11,106	1,680
The Growth Fund of America® - Class A	377	385	-	-
ING GET Funds:
ING GET Fund - Series D	9,899	86,343	11,539	56,298
ING GET Fund - Series E	5,190	28,667	5,420	19,105
ING GET Fund - Series G	1,243	6,668	1,767	6,055
ING GET Fund - Series H	1,175	5,706	1,130	3,900
ING GET Fund - Series I	93	187	45	127
ING GET Fund - Series J	69	74	13	9
ING GET Fund - Series K	128	424	59	346
ING GET Fund - Series L	42	177	1	148
ING GET Fund - Series Q	-	889	1,722	348
ING GET Fund - Series S	84	16,041	47,018	713
ING VP Balanced	37,020	69,628	17,169	102,630
ING VP Bond	33,833	102,976	84,342	53,732
ING VP Emerging Markets	70,319	69,829	47,683	47,805
ING VP Money Market	1,131,288	1,239,896	1,389,100	1,386,608
ING VP Natural Resources	5,744	6,927	4,360	4,778

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003		2002

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust:
ING MFS Total Return	$ 7,972	$ 85	$ -	$ -
ING T. Rowe Price Equity Income	2,306	353	-	-
ING Partners, Inc.:
ING DSI Enhanced Index	684	111	188	55
ING Alger Aggressive Growth - Initial Class	111	101	-	-
ING Alger Aggressive Growth - Service Class	9,052	1,688	1,108	130
ING Alger Growth	2,164	521	286	14
ING American Century Small Cap Value	3,972	503	3,070	1,086
ING Baron Small Cap Growth	10,703	1,140	4,072	754
ING Goldman Sachs® Capital Growth	588	230	497	132
ING JPMorgan Fleming International	682,940	697,566	877,752	896,772
ING JPMorgan Mid Cap Value	3,093	684	1,323	286
ING MFS Capital Opportunities	7,070	18,461	7,581	31,352
ING MFS Global Growth	1,857	980	525	312
ING MFS Research Equity	5,467	17,682	3,898	19,904
ING OpCap Balanced Value	8,320	413	620	120
ING PIMCO Total Return	35,648	20,611	17,098	1,052
ING Salomon Brothers Aggressive Growth	24,087	25,896	10,302	35,081
ING Salomon Brothers Fundamental Value	11,986	3,925	445	188
ING Salomon Brother Investors Value	3,359	574	726	58
ING T. Rowe Price Growth Equity	34,215	11,462	17,850	17,806
ING UBS Tactical Asset Allocation	808	529	740	250
ING Van Kampen Comstock	20,406	485	8,601	36
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	6,498	4,463	4,620	7,022
ING VP Strategic Allocation Growth	5,494	4,688	5,098	5,763
ING VP Strategic Allocation Income	4,504	5,584	5,482	8,179
ING Variable Funds:
ING VP Growth and Income	14,919	348,130	28,885	470,112
ING Variable Insurance Trust:
ING GET US Core - Series 1	2,371	72	-	-
ING GET US Core - Series 2	20,499	14	-	-
ING GET US Core - Series 3	207	-	-	-
ING Variable Portfolios, Inc.:
ING VP Technology	33,815	21,297	32,390	25,195
ING VP Growth	9,981	13,305	7,859	18,432
ING VP Index Plus LargeCap	61,327	34,201	56,456	31,240
ING VP Index Plus MidCap	52,770	13,706	88,754	10,667
ING VP Index Plus SmallCap	33,506	15,899	47,752	11,943

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003		2002

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING VP International Equity	$ 27,126	$ 26,209	$ 25,699	$ 25,622
ING VP Small Company	81,863	72,364	115,601	98,843
ING VP Value Opportunity	10,678	19,264	45,669	9,782
ING Variable Products Trust:
ING VP Growth Opportunities	1,325	347	262	77
ING VP International Value	17,423	3,598	15,013	2,169
ING VP MagnaCap	958	205	612	7
ING VP MidCap Opportunties	4,145	1,061	737	241
ING VP SmallCap Opportunities	5,880	1,236	3,521	469
Janus Aspen Series:
Janus Aspen Balanced	40,324	49,846	65,771	17,686
Janus Aspen Capital Appreciation	1,344	734	2,131	443
Janus Aspen Flexible Income	27,330	30,939	48,621	16,738
Janus Aspen Growth	11,473	30,958	12,205	40,153
Janus Aspen Mid Cap Growth	26,548	60,136	35,945	81,054
Janus Aspen Worldwide Growth	31,915	115,304	39,362	112,523
Janus Twenty	141	65	179	168
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	30,750	310	12,116	230
Lord Abbett Mid-Cap Value - Class A	93	112	21	-
Lord Abbett Mid-Cap Value - Class VC	17,073	2,921	10,914	575
MFS® Variable Insurance TrustSM:
MFS® Total Return	15,279	3,537	23,543	2,786
Oppenheimer Developing Markets	24,991	21,471	7,273	6,012
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	1	1	5	1
Oppenheimer Global Securities	82,514	9,981	70,668	10,556
Oppenheimer Main Street®	-	3	36	3
Oppenheimer Strategic Bond	37,158	24,113	13,925	7,204
Pax World Balanced	1,863	213	685	1,150
Pioneer Variable Contracts Trust:
Pioneer Equity Income	7,522	2,050	4,146	244
Pioneer Fund	990	116	514	66
Pioneer Mid Cap Value	9,551	1,627	2,985	689
Templeton Foreign	60	60	-	-

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Changes in Units

  The changes in units outstanding were as follows:

	Year ended December 31
	2003	2002

	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	121,881	169,039
AIM V.I. Core Equity	(30,959)	(343,354)
AIM V.I. Growth	420,791	189,557
AIM V.I. Premier Equity	179,709	94,922
American Century® Income & Growth	112,975	97,487
Baron Growth	22	-
Calvert Variable Series, Inc.:
Calvert Social Balanced	147,970	(8,328)
Chapman DEM® Equity	-	(2,573)
Evergreen Special Values	299,098	502,950
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	24,732	(84,867)
Fidelity® VIP Contrafund®	4,004,285	3,125,242
Fidelity® VIP Equity-Income	2,232,358	2,601,117
Fidelity® VIP Growth	1,287,068	1,083,971
Fidelity® VIP High Income	337,345	118,575
Fidelity® VIP Index 500	402,973	(76,688)
Fidelity® VIP Overseas	789,491	412,766
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	452,082	847,140
ING GET Funds:
ING GET Fund - Series D	(7,959,655)	(5,119,012)
ING GET Fund - Series E	(2,482,898)	(1,630,786)
ING GET Fund - Series G	(594,633)	(504,253)
ING GET Fund - Series H	(485,782)	(327,405)
ING GET Fund - Series I	(11,016)	(10,456)
ING GET Fund - Series J	(1,059)	(247)
ING GET Fund - Series K	(32,282)	(31,737)
ING GET Fund - Series L	(15,766)	(13,498)
ING GET Fund - Series Q	(80,054)	133,484
ING GET Fund - Series S	(1,517,841)	4,623,710
ING VP Balanced	(1,112,753)	(4,288,778)
ING VP Bond	(3,323,438)	895,292
ING VP Emerging Markets	102,010	11,496
ING VP Money Market	(6,220,704)	(514,318)
ING VP Natural Resources	(81,853)	(38,669)

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003	2002
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Investors Trust:
ING MFS Total Return	700,937	-
ING T. Rowe Price Equity Income	165,547	-
ING Partners, Inc.:
ING DSI Enhanced Index	81,415	19,200
ING Alger Aggressive Growth - Initial Class	1,154	-
ING Alger Aggressive Growth - Service Class	1,121,316	165,744
ING Alger Growth	214,030	38,880
ING American Century Small Cap Value	355,593	226,876
ING Baron Small Cap Growth	940,630	372,442
ING Goldman Sachs® Capital Growth	40,099	42,741
ING JPMorgan Fleming International	(560,840)	(721,355)
ING JPMorgan Mid Cap Value	225,796	113,165
ING MFS Capital Opportunities	(537,394)	(1,173,796)
ING MFS Global Growth	94,892	24,287
ING MFS Research Equity	(918,451)	(1,288,144)
ING OpCap Balanced Value	692,988	59,218
ING PIMCO Total Return	1,327,641	1,517,719
ING Salomon Brothers Aggressive Growth	328,935	(2,326,937)
ING Salomon Brothers Fundamental Value	554,916	22,856
ING Salomon Brother Investors Value	253,762	67,275
ING T. Rowe Price Growth Equity	1,554,224	63,416
ING UBS Tactical Asset Allocation	7,611	42,475
ING Van Kampen Comstock	1,967,779	982,853
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	108,957	(237,027)
ING VP Strategic Allocation Growth	98,672	(78,417)
ING VP Strategic Allocation Income	(108,451)	(253,276)
ING Variable Funds:
ING VP Growth and Income	(17,517,346)	(790,096)
ING Variable Insurance Trust:
ING GET US Core - Series 1	231,302	-
ING GET US Core - Series 2	2,055,233	-
ING GET US Core - Series 3	20,674	-
ING Variable Portfolios, Inc.:
ING VP Technology	3,763,655	1,759,349
ING VP Growth	(183,843)	(22,806,058)
ING VP Index Plus LargeCap	2,013,333	1,834,250
ING VP Index Plus MidCap	2,691,961	5,293,258
ING VP Index Plus SmallCap	1,631,088	3,221,273
ING VP International Equity	135,837	46,227
ING VP Small Company	617,906	1,138,936
ING VP Value Opportunity	(669,895)	2,310,707

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003	2002
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Variable Products Trust:
ING VP Growth Opportunities	137,247	25,196
ING VP International Value	1,554,185	1,442,929
ING VP MagnaCap	97,929	79,533
ING VP MidCap Opportunties	381,501	62,747
ING VP SmallCap Opportunities	723,325	439,781
Janus Aspen Series:
Janus Aspen Balanced	(516,201)	2,716,798
Janus Aspen Capital Appreciation	96,747	254,156
Janus Aspen Flexible Income	(357,321)	1,849,774
Janus Aspen Growth	(1,192,449)	(1,714,452,627)
Janus Aspen Mid Cap Growth	(1,685,384)	(2,767,545)
Janus Aspen Worldwide Growth	(5,189,406)	(4,136,407)
Janus Twenty	18,414	2,274
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	3,406,125	1,418,813
Lord Abbett Mid-Cap Value - Class A	-	2,255
Lord Abbett Mid-Cap Value - Class VC	1,521,794	1,184,575
MFS® Variable Insurance TrustSM:
MFS® Total Return	970,674	1,699,997
Oppenheimer Developing Markets	283,558	120,880
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	-
Oppenheimer Global Securities	5,451,438	4,562,324
Oppenheimer Main Street®	-	-
Oppenheimer Strategic Bond	996,074	550,284
Pax World Balanced	182,421	(58,236)
Pioneer Variable Contracts Trust:
Pioneer Equity Income	624,038	462,635
Pioneer Fund	107,358	56,238
Pioneer Mid Cap Value	738,490	236,696

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Unit Summary

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified III	532.095	$ 8.88	$ 4,725
Qualified VI	1,061,604.680	8.76	9,299,657
Qualified VIII	1,716.667	8.76	15,038
Qualified X (1.15)	5,848.750	8.80	51,469
Qualified X (1.25)	85,636.644	8.76	750,177
Qualified XII (0.05)	22,414.811	8.98	201,285
Qualified XII (0.15)	4,486.869	9.90	44,420
Qualified XII (0.25)	27,214.379	9.18	249,828
Qualified XII (0.35)	22,409.300	9.14	204,821
Qualified XII (0.45)	2,225.055	9.10	20,248
Qualified XII (0.55)	12,055.359	9.05	109,101
Qualified XII (0.60)	16,905.759	9.03	152,659
Qualified XII (0.65)	5,328.413	9.01	48,009
Qualified XII (0.70)	37,537.709	8.99	337,464
Qualified XII (0.75)	20,975.251	8.97	188,148
Qualified XII (0.80)	160,001.788	8.95	1,432,016
Qualified XII (0.85)	101,589.026	8.93	907,190
Qualified XII (0.90)	3,991.021	8.91	35,560
Qualified XII (0.95)	91,829.055	8.88	815,442
Qualified XII (1.00)	245,970.654	8.86	2,179,300
Qualified XII (1.05)	17,248.303	8.84	152,475
Qualified XII (1.10)	19,873.696	8.82	175,286
Qualified XII (1.15)	6,641.250	8.80	58,443
Qualified XII (1.20)	21,903.303	8.78	192,311
Qualified XII (1.25)	23,113.699	8.76	202,476
Qualified XII (1.30)	3,132.380	8.74	27,377
Qualified XII (1.35)	3,007.110	8.72	26,222
Qualified XII (1.40)	12,365.747	8.70	107,582
Qualified XII (1.50)	7,894.804	8.66	68,369
Qualified XV	4,770.316	8.86	42,265
Qualified XVI	21,151.732	8.66	183,174
Qualified XVII	817.466	8.76	7,161
Qualified XVIII	6,130.023	8.76	53,699
Qualified XXI	10,286.547	8.92	91,756
Qualified XXIV	83,843.146	8.90	746,204
Qualified XXV	17,452.696	8.90	155,329
Qualified XXVI	4,297.066	8.86	38,072
Qualified XXVII	213,321.572	5.47	1,166,869
Qualified XXXII	1,939.219	10.25	19,877
	2,409,463.360		$ 20,561,504

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity
Contracts in accumulation period:
Qualified VI	2,531,856.088	$ 7.72	$ 19,545,929
Qualified VIII	727.626	7.71	5,610
Qualified X (1.15)	1,241.290	7.75	9,620
Qualified X (1.25)	177,651.684	7.72	1,371,471
Qualified XII (0.05)	25,910.872	7.91	204,955
Qualified XII (0.15)	2,140.116	10.32	22,086
Qualified XII (0.25)	66,733.498	8.09	539,874
Qualified XII (0.35)	23,186.584	8.05	186,652
Qualified XII (0.45)	9,808.988	8.01	78,570
Qualified XII (0.55)	42,325.564	7.98	337,758
Qualified XII (0.60)	73,389.196	7.96	584,178
Qualified XII (0.65)	3,382.494	7.94	26,857
Qualified XII (0.70)	54,465.783	7.92	431,369
Qualified XII (0.75)	54,338.101	7.90	429,271
Qualified XII (0.80)	421,225.127	7.88	3,319,254
Qualified XII (0.85)	149,090.331	7.86	1,171,850
Qualified XII (0.90)	1,757.834	7.85	13,799
Qualified XII (0.95)	151,077.140	7.83	1,182,934
Qualified XII (1.00)	932,379.386	7.81	7,281,883
Qualified XII (1.05)	73,241.848	7.79	570,554
Qualified XII (1.10)	35,061.777	7.77	272,430
Qualified XII (1.15)	35,069.936	7.75	271,792
Qualified XII (1.20)	54,657.623	7.74	423,050
Qualified XII (1.25)	36,256.736	7.72	279,902
Qualified XII (1.30)	6,389.221	7.70	49,197
Qualified XII (1.35)	3,571.224	7.68	27,427
Qualified XII (1.40)	22,662.402	7.66	173,594
Qualified XII (1.45)	2,679.477	7.65	20,498
Qualified XII (1.50)	6,077.981	7.63	46,375
Qualified XV	5,704.225	7.81	44,550
Qualified XVI	39,055.570	7.63	297,994
Qualified XVII	6,715.026	7.72	51,840
Qualified XVIII	9,960.492	7.72	76,895
Qualified XXI	5,119.720	7.86	40,241
Qualified XXIV	52,534.056	7.84	411,867
Qualified XXV	21,935.459	7.84	171,974
Qualified XXVI	22,411.139	7.81	175,031
Qualified XXVII	378,273.539	6.16	2,330,165
Qualified XXXII	4,157.281	10.37	43,111
	5,544,222.434		$ 42,522,407

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth
Contracts in accumulation period:
Qualified III	2,197.711	$ 5.68	$ 12,483
Qualified VI	1,388,622.122	5.47	7,595,763
Qualified X (1.15)	1,095.810	5.49	6,016
Qualified X (1.25)	117,002.376	5.47	640,003
Qualified XII (0.05)	7,737.011	5.62	43,482
Qualified XII (0.15)	1,828.256	8.60	15,723
Qualified XII (0.25)	29,956.371	5.73	171,650
Qualified XII (0.35)	17,087.193	5.70	97,397
Qualified XII (0.45)	288.029	5.68	1,636
Qualified XII (0.55)	19,240.708	5.65	108,710
Qualified XII (0.60)	17,757.092	5.64	100,150
Qualified XII (0.65)	7,603.382	5.62	42,731
Qualified XII (0.70)	51,288.949	5.61	287,731
Qualified XII (0.75)	36,736.428	5.60	205,724
Qualified XII (0.80)	312,002.867	5.58	1,740,976
Qualified XII (0.85)	118,546.859	5.57	660,306
Qualified XII (0.90)	8,878.957	5.56	49,367
Qualified XII (0.95)	107,652.165	5.54	596,393
Qualified XII (1.00)	330,345.208	5.53	1,826,809
Qualified XII (1.05)	32,898.369	5.52	181,599
Qualified XII (1.10)	24,025.408	5.51	132,380
Qualified XII (1.15)	8,684.153	5.49	47,676
Qualified XII (1.20)	66,502.920	5.48	364,436
Qualified XII (1.25)	35,694.516	5.47	195,249
Qualified XII (1.30)	1,069.174	5.45	5,827
Qualified XII (1.35)	2,359.559	5.44	12,836
Qualified XII (1.40)	28,200.922	5.43	153,131
Qualified XII (1.45)	26.014	5.42	141
Qualified XII (1.50)	3,622.963	5.40	19,564
Qualified XV	7,171.893	5.55	39,804
Qualified XVI	45,020.556	5.40	243,111
Qualified XVII	8,544.059	5.47	46,736
Qualified XVIII	2,873.309	5.47	15,717
Qualified XXI	11,427.371	5.59	63,879
Qualified XXIV	50,868.525	5.56	282,829
Qualified XXV	12,573.021	5.56	69,906
Qualified XXVI	13,662.388	5.53	75,553
Qualified XXVII	209,074.999	4.16	869,752
Qualified XXXII	3,056.135	10.35	31,631
	3,143,223.748		$ 17,054,807

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 4,275
Contracts in accumulation period:
Qualified III	350.548	$ 7.30	2,559
Qualified VI	1,091,484.690	7.12	7,771,371
Qualified VIII	4.635	7.12	33
Qualified X (1.15)	8,615.363	7.16	61,686
Qualified X (1.25)	99,512.921	7.12	708,532
Qualified XII (0.05)	13,890.959	7.30	101,404
Qualified XII (0.15)	2,158.891	8.66	18,696
Qualified XII (0.25)	15,324.899	7.47	114,477
Qualified XII (0.35)	16,527.995	7.43	122,803
Qualified XII (0.45)	159,311.621	7.40	1,178,906
Qualified XII (0.55)	33,639.130	7.36	247,584
Qualified XII (0.60)	21,664.898	7.35	159,237
Qualified XII (0.65)	7,447.203	7.33	54,588
Qualified XII (0.70)	122,353.625	7.31	894,405
Qualified XII (0.75)	35,978.326	7.29	262,282
Qualified XII (0.80)	276,002.748	7.28	2,009,300
Qualified XII (0.85)	70,672.039	7.26	513,079
Qualified XII (0.90)	8,159.254	7.24	59,073
Qualified XII (0.95)	144,962.241	7.23	1,048,077
Qualified XII (1.00)	280,705.410	7.21	2,023,886
Qualified XII (1.05)	32,240.751	7.19	231,811
Qualified XII (1.10)	21,956.546	7.18	157,648
Qualified XII (1.15)	11,993.156	7.16	85,871
Qualified XII (1.20)	32,684.593	7.14	233,368
Qualified XII (1.25)	34,316.152	7.12	244,331
Qualified XII (1.30)	2,612.095	7.11	18,572
Qualified XII (1.35)	8,892.524	7.09	63,048
Qualified XII (1.40)	13,707.355	7.07	96,911
Qualified XII (1.50)	3,090.767	7.04	21,759
Qualified XV	4,613.055	7.20	33,214
Qualified XVI	21,807.954	7.04	153,528
Qualified XVII	22,161.992	7.13	158,015
Qualified XVIII	2,870.547	7.13	20,467
Qualified XXI	3,960.413	7.25	28,713
Qualified XXIV	83,508.840	7.24	604,604
Qualified XXV	9,243.370	7.24	66,922
Qualified XXVI	2,560.749	7.21	18,463
Qualified XXVII	234,999.674	6.15	1,445,248
Qualified XXXII	227.977	10.33	2,355
	2,956,215.906		$ 21,041,101

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,250.577	$ 27.72	$ 62,386
Qualified XXVII	270,115.796	8.99	2,428,341
	272,366.373		$ 2,490,727

Baron Growth
Contracts in accumulation period:
Qualified XI	21.999	$ 12.91	$ 284
	21.999		$ 284

Calvert Social Balanced
Contracts in accumulation period:
Qualified III	686.743	$ 27.08	$ 18,597
Qualified V	282.720	20.66	5,841
Qualified VI	937,301.421	20.41	19,130,322
Qualified VIII	5,692.769	18.53	105,487
Qualified X (1.15)	4,603.042	10.52	48,424
Qualified X (1.25)	53,828.872	10.46	563,050
Qualified XII (0.05)	2,665.530	21.12	56,296
Qualified XII (0.15)	7,123.301	10.30	73,370
Qualified XII (0.25)	76,499.911	11.23	859,094
Qualified XII (0.35)	90,708.774	11.17	1,013,217
Qualified XII (0.40)	65,250.289	15.57	1,015,947
Qualified XII (0.45)	20,774.077	11.11	230,800
Qualified XII (0.55)	10,935.837	11.05	120,841
Qualified XII (0.60)	12,991.652	11.02	143,168
Qualified XII (0.65)	8,298.089	10.99	91,196
Qualified XII (0.70)	58,482.648	10.95	640,385
Qualified XII (0.75)	93,435.989	10.92	1,020,321
Qualified XII (0.80)	198,552.223	11.47	2,277,394
Qualified XII (0.85)	211,315.869	15.25	3,222,567
Qualified XII (0.90)	9,574.470	11.32	108,383
Qualified XII (0.95)	81,000.991	15.13	1,225,545
Qualified XII (1.00)	381,327.056	15.08	5,750,412
Qualified XII (1.05)	31,600.133	15.02	474,634
Qualified XII (1.10)	40,704.345	14.96	608,937
Qualified XII (1.15)	9,193.087	14.90	136,977
Qualified XII (1.20)	12,574.613	14.85	186,733
Qualified XII (1.25)	11,778.229	14.79	174,200
Qualified XII (1.30)	4,323.490	14.73	63,685
Qualified XII (1.35)	3,004.700	14.68	44,109

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced (continued)
Qualified XII (1.40)	14,375.650	$ 14.62	$ 210,172
Qualified XII (1.45)	1,008.374	14.57	14,692
Qualified XII (1.50)	720.331	14.51	10,452
Qualified XV	2,887.764	20.84	60,181
Qualified XVI	36,324.215	20.07	729,027
Qualified XVII	717.932	20.41	14,653
Qualified XVIII	9,407.075	10.46	98,398
Qualified XXI	3,121.200	20.99	65,514
Qualified XXIV	29,407.591	15.15	445,525
Qualified XXV	5,754.243	20.74	119,343
Qualified XXVI	23.934	20.64	494
Qualified XXVII	618,903.003	27.31	16,902,241
Qualified XXVIII	91,582.738	27.17	2,488,303
Qualified XXXII	662.390	10.21	6,763
	3,259,407.310		$ 60,575,690

Evergreen Special Values
Contracts in accumulation period:
Qualified XII (0.95)	23,843.355	$ 15.50	$ 369,572
Qualified XXVII	1,093,806.523	15.33	16,768,054
	1,117,649.878		$ 17,137,626

Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,144,415.416	$ 17.45	$ 19,970,049
Qualified XXVIII	101,232.373	17.36	1,757,394
	1,245,647.789		$ 21,727,443

Fidelity® VIP Contrafund®
Contracts in accumulation period:
Qualified III	12,794.534	$ 24.70	$ 316,025
Qualified V	12,621.807	21.69	273,767
Qualified VI	9,251,982.135	21.83	201,970,770
Qualified VIII	7,275.466	21.97	159,842
Qualified X (1.15)	74,793.331	24.74	1,850,387
Qualified X (1.25)	706,490.012	24.53	17,330,200
Qualified XII (0.05)	76,218.407	22.60	1,722,536
Qualified XII (0.15)	8,226.522	11.50	94,605
Qualified XII (0.15)	67,243.304	11.50	773,298

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® (continued)
Qualified XII (0.25)	519,029.443	$ 13.45	$ 6,980,946
Qualified XII (0.35)	130,699.626	13.38	1,748,761
Qualified XII (0.40)	350,625.894	20.70	7,257,956
Qualified XII (0.45)	480,452.180	13.30	6,390,014
Qualified XII (0.55)	224,547.921	13.23	2,970,769
Qualified XII (0.60)	578,034.571	13.19	7,624,276
Qualified XII (0.65)	94,552.775	13.15	1,243,369
Qualified XII (0.70)	297,547.789	13.12	3,903,827
Qualified XII (0.75)	602,508.792	13.08	7,880,815
Qualified XII (0.80)	2,600,443.096	14.34	37,290,354
Qualified XII (0.85)	451,914.398	20.28	9,164,824
Qualified XII (0.90)	76,720.675	13.93	1,068,719
Qualified XII (0.95)	733,979.682	20.13	14,775,011
Qualified XII (1.00)	4,661,112.119	20.05	93,455,298
Qualified XII (1.05)	219,718.678	19.97	4,387,782
Qualified XII (1.10)	110,439.397	19.90	2,197,744
Qualified XII (1.15)	83,149.698	19.82	1,648,027
Qualified XII (1.20)	68,669.975	19.75	1,356,232
Qualified XII (1.25)	74,452.669	19.67	1,464,484
Qualified XII (1.30)	4,023.776	19.60	78,866
Qualified XII (1.35)	6,046.107	19.52	118,020
Qualified XII (1.40)	40,920.000	19.45	795,894
Qualified XII (1.45)	2,820.805	19.37	54,639
Qualified XII (1.50)	15,542.590	19.30	299,972
Qualified XV	38,783.588	22.30	864,874
Qualified XVI	185,515.603	21.47	3,983,020
Qualified XVII	26,962.391	21.83	588,589
Qualified XVIII	25,597.228	24.53	627,900
Qualified XXI	69,293.987	22.45	1,555,650
Qualified XXIV	205,147.120	20.14	4,131,663
Qualified XXV	94,145.291	22.19	2,089,084
Qualified XXVI	12,063.587	22.08	266,364
Qualified XXVII	3,526,153.714	24.91	87,836,489
Qualified XXVIII	941,238.378	24.78	23,323,887
Qualified XXXII	44,105.314	10.35	456,490
	27,814,604.375		$ 564,372,039

Fidelity® VIP Equity-Income
Contracts in accumulation period:
Qualified III	2,068.925	$ 20.37	$ 42,144
Qualified V	1,140.669	19.13	21,821
Qualified VI	5,980,707.198	19.45	16,324,755
Qualified VIII	7,179.814	19.37	139,073

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income (continued)
Qualified X (1.15)	127,574.247	$ 24.58	$ 3,135,775
Qualified X (1.25)	880,788.250	24.34	21,438,386
Qualified XII (0.05)	38,067.312	20.13	766,295
Qualified XII (0.15)	60,862.571	10.58	643,926
Qualified XII (0.25)	392,215.654	11.69	4,585,001
Qualified XII (0.35)	137,693.115	11.62	1,599,994
Qualified XII (0.40)	282,497.282	17.66	4,988,902
Qualified XII (0.45)	210,213.495	11.56	2,430,068
Qualified XII (0.55)	155,450.131	11.49	1,786,122
Qualified XII (0.60)	639,168.325	11.46	7,324,869
Qualified XII (0.65)	44,084.164	11.43	503,882
Qualified XII (0.70)	276,485.263	11.40	3,151,932
Qualified XII (0.75)	454,343.271	11.37	5,165,883
Qualified XII (0.80)	1,843,677.508	12.36	22,787,854
Qualified XII (0.85)	500,320.174	17.30	8,655,539
Qualified XII (0.90)	43,566.033	12.10	527,149
Qualified XII (0.95)	534,834.712	17.17	9,183,112
Qualified XII (1.00)	1,440,034.737	17.10	24,624,594
Qualified XII (1.05)	156,687.735	17.04	2,669,959
Qualified XII (1.10)	132,196.700	16.97	2,243,378
Qualified XII (1.15)	41,131.993	16.91	695,542
Qualified XII (1.20)	70,820.843	16.84	1,192,623
Qualified XII (1.25)	77,041.299	16.78	1,292,753
Qualified XII (1.30)	15,625.180	16.72	261,253
Qualified XII (1.35)	6,515.916	16.65	108,490
Qualified XII (1.40)	61,026.281	16.59	1,012,426
Qualified XII (1.45)	1,685.118	16.53	27,855
Qualified XII (1.50)	9,402.187	16.46	154,760
Qualified XV	32,241.872	19.87	640,646
Qualified XVI	179,752.065	19.13	3,438,657
Qualified XVII	17,326.118	19.45	336,993
Qualified XVIII	21,677.034	24.34	527,619
Qualified XXI	37,713.993	20.01	754,657
Qualified XXIV	139,460.943	17.18	2,395,939
Qualified XXV	51,438.645	19.77	1,016,942
Qualified XXVI	22,091.002	19.67	434,530
Qualified XXVII	2,209,984.275	20.54	45,393,077
Qualified XXVIII	1,126,700.636	20.43	23,018,494
Qualified XXXII	35,849.334	10.50	376,418
	18,499,342.019		$ 327,820,087

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth
Contracts in accumulation period:
Qualified III	1,037.361	$ 17.05	$ 17,687
Qualified V	802.261	16.81	13,486
Qualified VI	10,095,141.651	16.83	169,901,234
Qualified VIII	10,364.357	17.03	176,505
Qualified X (1.15)	98,863.240	23.64	2,337,127
Qualified X (1.25)	1,157,472.149	23.41	27,096,423
Qualified XII (0.05)	34,964.811	17.42	609,087
Qualified XII (0.15)	317.044	9.27	2,939
Qualified XII (0.15)	87,160.626	9.27	807,979
Qualified XII (0.25)	629,166.696	11.26	7,084,417
Qualified XII (0.35)	154,119.554	11.20	1,726,139
Qualified XII (0.45)	481,243.307	11.13	5,356,238
Qualified XII (0.55)	248,666.486	11.07	2,752,738
Qualified XII (0.60)	555,651.812	11.04	6,134,396
Qualified XII (0.65)	121,964.124	11.01	1,342,825
Qualified XII (0.70)	418,415.301	10.98	4,594,200
Qualified XII (0.75)	748,472.785	10.95	8,195,777
Qualified XII (0.80)	2,701,906.772	11.96	32,314,805
Qualified XII (0.85)	1,135,915.693	15.74	17,879,313
Qualified XII (0.90)	81,135.917	11.61	941,988
Qualified XII (0.95)	829,139.885	15.62	12,951,165
Qualified XII (1.00)	2,905,115.424	15.56	45,203,596
Qualified XII (1.05)	284,567.807	15.50	4,410,801
Qualified XII (1.10)	154,335.363	15.44	2,382,938
Qualified XII (1.15)	64,097.011	15.39	986,453
Qualified XII (1.20)	197,515.395	15.33	3,027,911
Qualified XII (1.25)	100,005.894	15.27	1,527,090
Qualified XII (1.30)	26,754.240	15.21	406,932
Qualified XII (1.35)	15,079.670	15.15	228,457
Qualified XII (1.40)	76,227.634	15.09	1,150,275
Qualified XII (1.45)	83.976	15.04	1,263
Qualified XII (1.50)	17,712.483	14.98	265,333
Qualified XV	40,386.620	17.19	694,246
Qualified XVI	265,559.154	16.55	4,395,004
Qualified XVII	29,175.045	16.83	491,016
Qualified XVIII	51,529.047	23.41	1,206,295
Qualified XXI	104,175.736	17.31	1,803,282
Qualified XXIV	307,461.740	15.63	4,805,627
Qualified XXV	213,267.738	17.11	3,649,011
Qualified XXVI	44,849.589	17.02	763,340
Qualified XXXII	54,250.532	10.33	560,408
	24,544,071.930		$ 380,195,746

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP High Income
Currently payable annuity contracts:			$ 92,976
Contracts in accumulation period:
Qualified XXVII	481,946.219	$ 8.33	4,014,612
Qualified XXVIII	384,545.531	8.28	3,184,037
	866,491.750		$ 7,291,625

Fidelity® VIP Index 500
Contracts in accumulation period:
Qualified XXVII	4,214,321.173	$ 21.49	$ 90,565,762
Qualified XXVIII	490,421.245	21.37	10,480,302
	4,704,742.418		$ 101,046,064

Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	13,386.475	$ 13.16	$ 176,166
Qualified VI	1,102,294.527	13.34	14,704,609
Qualified VIII	646.812	13.33	8,622
Qualified X (1.15)	12,759.798	13.88	177,106
Qualified X (1.25)	138,072.125	13.74	1,897,111
Qualified XII (0.05)	12,173.787	13.81	168,120
Qualified XII (0.15)	3,248.018	10.85	35,241
Qualified XII (0.25)	68,750.566	9.71	667,568
Qualified XII (0.35)	29,587.461	9.65	285,519
Qualified XII (0.45)	45,979.896	9.60	441,407
Qualified XII (0.55)	13,808.482	9.55	131,871
Qualified XII (0.60)	53,560.084	9.52	509,892
Qualified XII (0.65)	15,331.823	9.49	145,499
Qualified XII (0.70)	46,370.645	9.47	439,130
Qualified XII (0.75)	29,082.839	9.44	274,542
Qualified XII (0.80)	139,066.826	10.52	1,462,983
Qualified XII (0.85)	50,628.137	13.15	665,760
Qualified XII (0.90)	9,972.710	10.48	104,514
Qualified XII (0.95)	48,526.820	13.05	633,275
Qualified XII (1.00)	226,727.308	13.00	2,947,455
Qualified XII (1.05)	23,146.177	12.95	299,743
Qualified XII (1.10)	11,515.271	12.90	148,547
Qualified XII (1.15)	12,472.529	12.85	160,272
Qualified XII (1.20)	14,661.562	12.80	187,668
Qualified XII (1.25)	12,354.667	12.75	157,522
Qualified XII (1.30)	3,721.260	12.70	47,260
Qualified XII (1.35)	967.589	12.65	12,240

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas (continued)
Qualified XII (1.40)	4,455.476	$ 12.60	$ 56,139
Qualified XII (1.45)	8.917	12.56	112
Qualified XII (1.50)	3,207.914	12.51	40,131
Qualified XV	7,677.476	13.63	104,644
Qualified XVI	25,284.604	13.12	331,734
Qualified XVII	4,452.849	13.34	59,401
Qualified XVIII	2,318.777	13.74	31,860
Qualified XXI	11,576.822	13.72	158,834
Qualified XXIV	39,231.164	13.06	512,359
Qualified XXV	20,647.345	13.56	279,978
Qualified XXVI	2,043.588	13.49	27,568
Qualified XXVII	245,549.190	7.40	1,817,064
Qualified XXXII	3,022.887	10.53	31,831
	2,508,291.203		$ 30,341,297

Franklin Small Cap Value Securities
Contracts in accumulation period:
NYSUT 457	20,814.779	$ 13.33	$ 277,461
Qualified V	1.001	11.99	12
Qualified VI	503,485.216	12.04	6,061,962
Qualified X (1.15)	3,701.659	12.06	44,642
Qualified X (1.25)	53,542.774	12.04	644,655
Qualified XII (0.15)	2,343.485	12.28	28,778
Qualified XII (0.55)	13,337.419	12.24	163,250
Qualified XII (0.60)	4,495.339	12.23	54,978
Qualified XII (0.65)	11,900.737	12.21	145,308
Qualified XII (0.70)	21,929.180	12.20	267,536
Qualified XII (0.75)	15,641.872	12.18	190,518
Qualified XII (0.80)	114,047.576	12.17	1,387,959
Qualified XII (0.85)	46,716.214	12.15	567,602
Qualified XII (0.90)	1,974.629	12.14	23,972
Qualified XII (0.95)	71,085.891	12.12	861,561
Qualified XII (1.00)	325,064.823	12.11	3,936,535
Qualified XII (1.05)	9,264.599	12.09	112,009
Qualified XII (1.10)	10,329.636	12.08	124,782
Qualified XII (1.15)	3,163.267	12.06	38,149
Qualified XII (1.20)	4,293.361	12.05	51,735
Qualified XII (1.25)	9,228.738	12.04	111,114
Qualified XII (1.30)	42.346	12.02	509
Qualified XII (1.35)	636.553	12.01	7,645
Qualified XII (1.40)	1,647.123	11.99	19,749
Qualified XII (1.45)	8.013	11.98	96

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities (continued)
Qualified XII (1.50)	123.244	$ 11.96	$ 1,474
Qualified XV	1,391.997	12.12	16,871
Qualified XVI	7,736.120	11.96	92,524
Qualified XVIII	3,036.213	12.04	36,556
Qualified XXI	6,038.702	12.17	73,491
Qualified XXIV	23,921.152	12.15	290,642
Qualified XXV	5,324.631	12.18	64,854
Qualified XXVI	11,150.494	12.14	135,367
Qualified XXVIII	3,299.738	11.44	37,749
Qualified XXXII	1,106.473	10.35	11,452
	1,311,824.994		$ 15,883,497

ING GET Fund - Series D
Contracts in accumulation period:
Qualified VI	6,504,922.048	$ 10.16	$ 66,090,008
Qualified X (1.15)	73,043.898	10.16	742,126
Qualified X (1.25)	1,563,335.335	10.16	15,883,487
Qualified XII (0.15)	47,929.159	10.22	489,836
Qualified XII (0.30)	72,227.916	10.46	755,504
Qualified XII (0.50)	68,957.944	10.70	737,850
Qualified XII (0.60)	6,638.310	10.65	70,698
Qualified XII (0.70)	27,429.273	10.59	290,476
Qualified XII (0.80)	17,201.898	10.54	181,308
Qualified XII (0.85)	101,155.376	10.51	1,063,143
Qualified XII (0.90)	8,019.466	10.48	84,044
Qualified XII (0.95)	52,459.235	10.45	548,199
Qualified XII (1.00)	143,364.717	10.43	1,495,294
Qualified XII (1.05)	800,473.654	10.40	8,324,926
Qualified XII (1.10)	129,008.679	10.37	1,337,820
Qualified XII (1.20)	458,850.582	10.32	4,735,338
Qualified XII (1.25)	2,223,430.029	10.29	22,879,095
Qualified XII (1.30)	46,054.971	10.26	472,524
Qualified XII (1.35)	9,345.117	10.24	95,694
Qualified XII (1.40)	4,823.017	10.21	49,243
Qualified XII (1.50)	5,511.811	10.16	56,000
Qualified XII (1.75)	692.024	10.03	6,941
Qualified XV	25,078.101	10.32	258,806
Qualified XVI	56,106.979	10.03	562,753
Qualified XVII	35,979.921	10.16	365,556
Qualified XVIII	344,368.111	10.16	3,498,780
Qualified XXI	25,002.791	10.39	259,779
Qualified XXIV	40,154.546	10.34	415,198

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series D (continued)
Qualified XXV	39,103.568	$ 10.37	$ 405,504
Qualified XXVI	13,053.295	10.32	134,710
Qualified XXVII	1,809,461.914	10.24	18,528,890
Qualified XXXII	194,705.794	10.01	1,949,005
	14,947,889.479		$ 152,768,535

ING GET Fund - Series E
Contracts in accumulation period:
Qualified VI	3,235,659.656	$ 10.46	$ 33,845,000
Qualified X (1.15)	128,208.985	10.35	1,326,963
Qualified X (1.25)	803,411.315	10.34	8,307,273
Qualified XII (0.15)	58,019.070	10.75	623,705
Qualified XII (0.30)	82,382.775	10.74	884,791
Qualified XII (0.70)	7,427.029	10.84	80,509
Qualified XII (0.80)	15,061.261	10.79	162,511
Qualified XII (0.85)	67,003.436	10.77	721,627
Qualified XII (0.95)	103,372.295	10.72	1,108,151
Qualified XII (1.00)	42,534.112	10.70	455,115
Qualified XII (1.05)	476,085.286	10.67	5,079,830
Qualified XII (1.10)	24,204.132	10.65	257,774
Qualified XII (1.15)	394.727	10.62	4,192
Qualified XII (1.20)	99,697.642	10.60	1,056,795
Qualified XII (1.25)	1,157,239.452	10.57	12,232,021
Qualified XII (1.30)	14,864.929	10.55	156,825
Qualified XII (1.35)	1,820.228	10.53	19,167
Qualified XII (1.40)	1,181.619	10.50	12,407
Qualified XII (1.50)	3,782.314	10.46	39,563
Qualified XII (1.55)	725.983	10.43	7,572
Qualified XII (1.75)	2,971.470	10.34	30,725
Qualified XV	2,042.830	10.60	21,654
Qualified XVI	16,552.805	10.34	171,156
Qualified XVII	60,907.457	10.46	637,092
Qualified XVIII	50,495.745	10.34	522,126
Qualified XXI	13,412.090	10.67	143,107
Qualified XXIV	19,892.750	10.62	211,261
Qualified XXV	94,876.217	10.68	1,013,278
Qualified XXVI	39,806.491	10.63	423,143
Qualified XXVII	830,140.227	10.54	8,749,678
Qualified XXXII	134,819.760	10.02	1,350,894
	7,588,994.088		$ 79,655,905

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series G
Contracts in accumulation period:
Qualified VI	819,381.783	$ 10.32	$ 8,456,020
Qualified X (1.15)	52,876.004	10.21	539,864
Qualified X (1.25)	292,513.320	10.21	2,986,561
Qualified XII (0.15)	25,193.037	10.77	271,329
Qualified XII (0.30)	4,238.469	10.58	44,843
Qualified XII (0.80)	1,379.868	10.63	14,668
Qualified XII (0.85)	5,460.792	10.61	57,939
Qualified XII (0.90)	359.396	10.59	3,806
Qualified XII (0.95)	10,822.064	10.56	114,281
Qualified XII (1.00)	17,091.366	10.54	180,143
Qualified XII (1.05)	90,495.057	10.52	952,008
Qualified XII (1.10)	60,806.863	10.49	637,864
Qualified XII (1.15)	1,860.841	10.47	19,483
Qualified XII (1.20)	26,572.344	10.45	277,681
Qualified XII (1.25)	371,930.777	10.43	3,879,238
Qualified XII (1.30)	4,173.173	10.40	43,401
Qualified XII (1.35)	1,290.270	10.38	13,393
Qualified XII (1.40)	3,563.900	10.36	36,922
Qualified XII (1.45)	24,104.449	10.34	249,240
Qualified XV	1,107.177	10.45	11,570
Qualified XVI	5,332.517	10.21	54,445
Qualified XVII	29,533.140	10.32	304,782
Qualified XVIII	66,776.592	10.21	681,789
Qualified XXI	2,651.806	10.52	27,897
Qualified XXIV	6,207.545	10.47	64,993
Qualified XXV	8,457.495	10.54	89,142
Qualified XXVI	8,877.004	10.48	93,031
Qualified XXVII	347,903.750	10.40	3,618,199
Qualified XXXII	10,603.896	10.01	106,145
	2,301,564.695		$ 23,830,677

ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	790,420.439	$ 10.47	$ 8,275,702
Qualified X (1.15)	57,281.600	10.38	594,583
Qualified X (1.25)	141,793.828	10.37	1,470,402
Qualified XII (0.15)	12,751.705	10.85	138,356
Qualified XII (0.30)	3,361.883	10.73	36,073
Qualified XII (0.50)	330.614	10.91	3,607
Qualified XII (0.80)	4,885.237	10.77	52,614
Qualified XII (0.85)	1,991.814	10.75	21,412

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H (continued)
Qualified XII (0.90)	1,483.225	$ 10.73	$ 15,915
Qualified XII (0.95)	13,465.266	10.71	144,213
Qualified XII (1.00)	7,925.257	10.69	84,721
Qualified XII (1.05)	184,574.883	10.67	1,969,414
Qualified XII (1.10)	7,154.323	10.64	76,122
Qualified XII (1.20)	12,316.698	10.60	130,557
Qualified XII (1.25)	188,841.588	10.58	1,997,944
Qualified XII (1.30)	1,294.697	10.56	13,672
Qualified XII (1.35)	9,442.979	10.54	99,529
Qualified XII (1.40)	5,907.415	10.52	62,146
Qualified XII (1.45)	1,273.403	10.49	13,358
Qualified XV	500.849	10.60	5,309
Qualified XVI	9,554.002	10.37	99,075
Qualified XVII	33,874.881	10.47	354,670
Qualified XVIII	52,833.752	10.37	547,886
Qualified XXI	1,214.058	10.67	12,954
Qualified XXV	297.196	10.70	3,180
Qualified XXVI	1,931.955	10.64	20,556
Qualified XXVII	188,536.837	10.56	1,990,949
Qualified XXXII	29,903.091	10.03	299,928
	1,765,143.475		$ 18,534,847

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.25)	97,121.186	$ 10.29	$ 999,377
Qualified XVIII	4,329.155	10.29	44,547
Qualified XXXII	4,810.479	10.02	48,201
	106,260.820		$ 1,092,125

ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	25,838.998	$ 10.18	$ 263,041
Qualified XVIII	6,627.505	10.18	67,468
Qualified XXXII	5,513.573	10.02	55,246
	37,980.076		$ 385,755

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	9,057.771	$ 10.23	$ 92,661
Qualified XXVII	155,769.460	10.38	1,616,887
Qualified XXXII	2,637.363	10.01	26,400
	167,464.594		$ 1,735,948

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	101,479.594	$ 10.34	$ 1,049,299
	101,479.594		$ 1,049,299

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	417,591.048	$ 10.50	$ 4,384,706
	417,591.048		$ 4,384,706

ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	1,252,664.824	$ 10.49	$ 13,140,454
Qualified X (1.15)	37,775.500	10.49	396,265
Qualified X (1.25)	206,738.895	10.49	2,168,691
Qualified XII (0.15)	5,818.148	10.69	62,196
Qualified XII (0.30)	5,447.453	10.60	57,743
Qualified XII (0.50)	79,722.629	10.65	849,046
Qualified XII (0.80)	5,125.755	10.60	54,333
Qualified XII (0.85)	24,432.106	10.59	258,736
Qualified XII (0.95)	18,050.804	10.57	190,797
Qualified XII (1.00)	63,375.095	10.56	669,241
Qualified XII (1.05)	434,008.626	10.55	4,578,791
Qualified XII (1.10)	54,458.199	10.55	574,534
Qualified XII (1.20)	32,623.647	10.53	343,527
Qualified XII (1.25)	468,406.844	10.52	4,927,640
Qualified XII (1.30)	2,395.148	10.51	25,173
Qualified XII (1.35)	20,008.095	10.50	210,085
Qualified XII (1.40)	112.107	10.49	1,176
Qualified XII (1.45)	736.260	10.48	7,716
Qualified XII (1.50)	526.813	10.48	5,521
Qualified XII (1.55)	615.759	10.47	6,447
Qualified XII (1.65)	1,745.837	10.45	18,244
Qualified XV	390.702	10.54	4,118

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series S (continued)
Qualified XVI	17,755.120	$ 10.45	$ 185,541
Qualified XVII	8,900.286	10.49	93,364
Qualified XVIII	15,805.338	10.49	165,798
Qualified XXI	174.337	10.56	1,841
Qualified XXIV	2,532.417	10.55	26,717
Qualified XXV	560.245	10.59	5,933
Qualified XXVII	342,075.973	10.53	3,602,060
Qualified XXXII	2,885.728	10.09	29,117
	3,105,868.690		$ 32,660,845

ING VP Balanced
Currently payable annuity contracts:			$ 25,974,871
Contracts in accumulation period:
Qualified I	30,265.395	$ 31.18	943,675
Qualified III	127.661	30.91	3,946
Qualified IX	1,842.451	22.52	41,492
Qualified V	2,407.861	23.28	56,055
Qualified VI	12,798,574.214	23.54	301,278,437
Qualified VII	160,714.078	22.73	3,653,031
Qualified VIII	5,003.615	21.85	109,329
Qualified X (1.15)	181,399.201	23.78	4,313,673
Qualified X (1.25)	2,611,812.489	23.54	61,482,066
Qualified XII (0.00)	59.870	10.74	643
Qualified XII (0.00)	74,603.166	10.74	801,238
Qualified XII (0.05)	107,890.111	24.37	2,629,282
Qualified XII (0.25)	919,699.178	12.17	11,192,739
Qualified XII (0.35)	380,307.851	12.10	4,601,725
Qualified XII (0.40)	113,357.728	17.34	1,965,623
Qualified XII (0.45)	95,340.316	12.03	1,146,944
Qualified XII (0.55)	171,664.244	11.97	2,054,821
Qualified XII (0.60)	713,921.543	11.93	8,517,084
Qualified XII (0.65)	70,492.773	11.90	838,864
Qualified XII (0.70)	732,351.558	11.87	8,693,013
Qualified XII (0.75)	473,074.725	11.83	5,596,474
Qualified XII (0.80)	2,632,730.977	12.59	33,146,083
Qualified XII (0.85)	1,098,089.871	16.98	18,645,566
Qualified XII (0.90)	32,731.600	12.31	402,926
Qualified XII (0.95)	485,183.442	16.85	8,175,341
Qualified XII (1.00)	3,294,261.644	16.79	55,310,653
Qualified XII (1.05)	167,845.069	16.73	2,808,048
Qualified XII (1.10)	99,803.481	16.66	1,662,726
Qualified XII (1.15)	75,376.205	16.60	1,251,245

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified XII (1.20)	84,713.664	$ 16.54	$ 1,401,164
Qualified XII (1.25)	33,012.629	16.47	543,718
Qualified XII (1.30)	894.028	16.41	14,671
Qualified XII (1.35)	1,104.282	16.35	18,055
Qualified XII (1.40)	25,464.005	16.28	414,554
Qualified XII (1.45)	10.111	16.22	164
Qualified XII (1.50)	4,501.547	16.16	72,745
Qualified XIX	12,930.820	31.70	409,907
Qualified XV	67,624.906	24.05	1,626,379
Qualified XVI	265,096.890	23.15	6,136,993
Qualified XVII	205,419.766	23.93	4,915,695
Qualified XVIII	344,719.849	23.93	8,249,146
Qualified XX	50,033.471	31.43	1,572,552
Qualified XXI	85,541.223	24.21	2,070,953
Qualified XXIV	324,730.528	16.87	5,478,204
Qualified XXIX	776.739	30.91	24,009
Qualified XXV	211,239.085	24.05	5,080,300
Qualified XXVI	18,318.053	23.93	438,351
Qualified XXVII	1,296,684.568	31.17	40,417,658
Qualified XXVIII	151,308.368	31.07	4,701,151
Qualified XXX	90,890.939	30.68	2,788,534
Qualified XXXII	557,495.401	10.22	5,697,603
	31,363,443.189		$ 659,370,119

ING VP Bond
Currently payable annuity contracts:			$ 6,307,083
Contracts in accumulation period:
Qualified I	8,428.571	$ 71.26	600,620
Qualified III	183.787	70.19	12,900
Qualified IX	644.759	17.27	11,135
Qualified V	1,589.140	18.14	28,827
Qualified VI	9,306,487.127	18.10	168,447,417
Qualified VII	116,307.976	16.80	1,953,974
Qualified VIII	19,344.117	16.66	322,273
Qualified X (1.15)	163,117.004	18.29	2,983,410
Qualified X (1.25)	1,341,944.752	18.10	24,289,200
Qualified XII (0.00)	469.573	11.70	5,494
Qualified XII (0.00)	55,312.393	11.70	647,155
Qualified XII (0.05)	25,129.472	18.73	470,675
Qualified XII (0.25)	382,554.725	14.18	5,424,626
Qualified XII (0.35)	176,919.504	14.10	2,494,565
Qualified XII (0.45)	140,680.671	14.02	1,972,343

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Bond (continued)
Qualified XII (0.55)	83,138.379	$ 13.94	$ 1,158,949
Qualified XII (0.60)	365,592.014	13.90	5,081,729
Qualified XII (0.65)	118,160.678	13.86	1,637,707
Qualified XII (0.70)	295,020.333	13.82	4,077,181
Qualified XII (0.75)	300,264.902	13.79	4,140,653
Qualified XII (0.80)	1,267,394.476	13.94	17,667,479
Qualified XII (0.85)	897,843.074	15.81	14,194,899
Qualified XII (0.90)	29,605.260	13.88	410,921
Qualified XII (0.95)	506,342.192	15.69	7,944,509
Qualified XII (1.00)	2,524,137.236	15.63	39,452,265
Qualified XII (1.05)	191,372.254	15.57	2,979,666
Qualified XII (1.10)	85,777.563	15.51	1,330,410
Qualified XII (1.15)	64,924.660	15.45	1,003,086
Qualified XII (1.20)	80,736.193	15.39	1,242,530
Qualified XII (1.25)	53,048.532	15.33	813,234
Qualified XII (1.30)	9,238.834	15.27	141,077
Qualified XII (1.35)	9,276.726	15.21	141,099
Qualified XII (1.40)	35,549.868	15.16	538,936
Qualified XII (1.45)	3,098.675	15.10	46,790
Qualified XII (1.50)	15,265.492	15.04	229,593
Qualified XIX	1,966.000	71.97	141,493
Qualified XV	15,468.956	18.49	286,021
Qualified XVI	187,468.764	17.80	3,336,944
Qualified XVII	208,941.795	18.28	3,819,456
Qualified XVIII	389,958.425	18.28	7,128,440
Qualified XX	10,960.765	70.88	776,899
Qualified XXI	27,953.169	18.62	520,488
Qualified XXIV	159,751.593	15.70	2,508,100
Qualified XXIX	2,324.191	70.19	163,135
Qualified XXV	95,167.225	18.49	1,759,642
Qualified XXVI	23,126.591	18.39	425,298
Qualified XXVII	672,360.953	70.76	47,576,261
Qualified XXVIII	231,171.392	70.54	16,306,830
Qualified XXX	23,368.471	69.65	1,627,614
Qualified XXXII	159,725.598	10.04	1,603,645
	20,884,614.800		$ 408,184,676

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	696,442.449	$ 8.41	$ 5,857,081
Qualified XXVIII	276,245.704	8.38	2,314,939
	972,688.153		$ 8,172,020

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market
Currently payable annuity contracts:			$ 119,187
Contracts in accumulation period:
Qualified I	7,982.661	$ 48.85	389,953
Qualified III	1,197.520	47.99	57,469
Qualified IX	1,174.339	13.99	16,429
Qualified V	5,267.857	13.72	72,275
Qualified VI	6,120,534.458	13.93	85,259,045
Qualified VII	173,566.499	13.88	2,409,103
Qualified VIII	8,960.627	13.41	120,162
Qualified X (1.15)	131,947.050	14.07	1,856,495
Qualified X (1.25)	1,330,997.846	13.93	18,540,800
Qualified XII (0.00)	5.024	10.35	52
Qualified XII (0.00)	9,616.618	10.35	99,532
Qualified XII (0.05)	38,193.412	14.42	550,749
Qualified XII (0.25)	390,337.644	12.14	4,738,699
Qualified XII (0.35)	121,133.637	12.07	1,462,083
Qualified XII (0.45)	109,629.333	12.00	1,315,552
Qualified XII (0.55)	156,244.845	11.93	1,864,001
Qualified XII (0.60)	110,222.353	11.90	1,311,646
Qualified XII (0.65)	52,087.110	11.87	618,274
Qualified XII (0.70)	568,366.610	11.83	6,723,777
Qualified XII (0.75)	317,873.814	11.80	3,750,911
Qualified XII (0.80)	1,729,116.275	11.92	20,611,066
Qualified XII (0.85)	627,302.414	12.84	8,054,563
Qualified XII (0.90)	45,066.836	11.82	532,690
Qualified XII (0.95)	599,767.347	12.74	7,641,036
Qualified XII (1.00)	2,350,678.329	12.69	29,830,108
Qualified XII (1.05)	217,302.214	12.65	2,748,873
Qualified XII (1.10)	192,899.365	12.60	2,430,532
Qualified XII (1.15)	102,165.418	12.55	1,282,176
Qualified XII (1.20)	101,500.880	12.50	1,268,761
Qualified XII (1.25)	85,894.377	12.45	1,069,385
Qualified XII (1.30)	20,579.775	12.41	255,395
Qualified XII (1.35)	10,100.000	12.36	124,836
Qualified XII (1.40)	54,736.962	12.31	673,812
Qualified XII (1.45)	3,539.886	12.26	43,399
Qualified XII (1.50)	16,498.854	12.22	201,616
Qualified XIX	1,652.446	48.85	80,722
Qualified XV	25,361.630	14.23	360,896
Qualified XVI	120,948.540	13.70	1,656,995
Qualified XVII	254,936.612	13.93	3,551,267

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market (continued)
Qualified XVIII	447,375.090	$ 13.93	$ 6,231,935
Qualified XX	23,604.626	47.99	1,132,786
Qualified XXI	39,760.782	14.33	569,772
Qualified XXIV	146,478.980	12.75	1,867,607
Qualified XXIX	1,059.971	47.99	50,868
Qualified XXV	65,924.666	14.23	938,108
Qualified XXVI	32,058.616	14.16	453,950
Qualified XXVII	456,502.474	49.72	22,697,303
Qualified XXVIII	184,265.238	48.76	8,984,773
Qualified XXX	8,422.344	47.62	401,072
Qualified XXXII	45,490.700	10.00	454,907
	17,666,330.904		$ 257,477,403

ING VP Natural Resources
Contracts in accumulation period:
Qualified III	670.860	$ 15.58	$ 10,452
Qualified V	62.405	17.13	1,069
Qualified VI	283,978.227	16.81	4,773,674
Qualified VIII	1,447.975	14.57	21,097
Qualified XII (0.05)	272.529	17.40	4,742
Qualified XII (0.15)	2,643.403	12.81	33,862
Qualified XII (0.25)	24,100.543	11.06	266,552
Qualified XII (0.45)	9,978.336	10.94	109,163
Qualified XII (0.55)	2,605.055	10.88	28,343
Qualified XII (0.60)	12,469.954	10.85	135,299
Qualified XII (0.65)	89.556	10.82	969
Qualified XII (0.70)	12,145.969	10.79	131,055
Qualified XII (0.75)	16,961.896	10.76	182,510
Qualified XII (0.80)	106,275.533	11.73	1,246,612
Qualified XII (0.85)	25,760.328	13.41	345,446
Qualified XII (0.90)	1,077.721	11.67	12,577
Qualified XII (0.95)	11,487.078	13.31	152,893
Qualified XII (1.00)	70,279.864	13.26	931,911
Qualified XII (1.05)	4,883.573	13.21	64,512
Qualified XII (1.10)	3,147.720	13.16	41,424
Qualified XII (1.15)	3,823.341	13.11	50,124
Qualified XII (1.20)	2,505.819	13.06	32,726
Qualified XII (1.25)	106.303	13.01	1,383
Qualified XII (1.30)	60.340	12.96	782
Qualified XII (1.40)	140.513	12.86	1,807
Qualified XV	6,922.481	17.17	118,859
Qualified XVI	4,147.853	16.53	68,564

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources (continued)
Qualified XVII	718.204	$ 16.81	$ 12,073
Qualified XXI	2,366.281	17.29	40,913
Qualified XXIV	7,395.721	13.32	98,511
Qualified XXV	1,381.670	17.13	23,668
Qualified XXVI	643.059	17.00	10,932
Qualified XXVII	239,847.104	15.71	3,767,998
Qualified XXVIII	79,719.604	15.66	1,248,409
	940,116.818		$ 13,970,911

ING MFS Total Return
Contracts in accumulation period:
Qualified V	74.202	$ 11.28	$ 837
Qualified VI	394,705.357	11.76	4,641,735
Qualified XII (0.55)	3,682.211	12.03	44,297
Qualified XII (0.60)	935.245	12.03	11,251
Qualified XII (0.65)	2,253.450	12.03	27,109
Qualified XII (0.70)	6,110.815	12.02	73,452
Qualified XII (0.75)	236.023	12.02	2,837
Qualified XII (0.80)	45,904.584	12.00	550,855
Qualified XII (0.85)	3,102.588	11.98	37,169
Qualified XII (0.95)	16,439.014	11.97	196,775
Qualified XII (1.00)	184,119.716	11.97	2,203,913
Qualified XII (1.05)	5,447.786	11.97	65,210
Qualified XII (1.10)	81.605	11.96	976
Qualified XII (1.15)	556.940	11.96	6,661
Qualified XII (1.20)	2,346.656	11.96	28,066
Qualified XII (1.25)	1,615.063	11.95	19,300
Qualified XII (1.30)	169.372	11.95	2,024
Qualified XII (1.35)	52.803	11.95	631
Qualified XII (1.40)	1,227.364	11.95	14,667
Qualified XII (1.45)	2.847	11.94	34
Qualified XV	476.923	11.31	5,394
Qualified XVI	1,047.445	11.74	12,297
Qualified XVII	12,943.490	11.29	146,132
Qualified XXI	96.290	11.32	1,090
Qualified XXIV	16,754.240	11.32	189,658
Qualified XXV	194.881	11.33	2,208
Qualified XXVI	360.035	11.31	4,072
	700,936.945		$ 8,288,650

ING T. Rowe Price Equity Income
Contracts in accumulation period:
Qualified VI	118,664.711	$ 12.95	$ 1,536,708
Qualified XII (0.55)	1,730.592	13.01	22,515

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income (continued)
Qualified XII (0.60)	576.556	$ 13.01	$ 7,501
Qualified XII (0.65)	2,562.337	13.01	33,336
Qualified XII (0.70)	3.769	13.00	49
Qualified XII (0.80)	11,180.586	12.98	145,124
Qualified XII (0.85)	5,120.756	12.96	66,365
Qualified XII (0.95)	3,113.591	12.95	40,321
Qualified XII (1.00)	15,411.429	12.95	199,578
Qualified XII (1.05)	434.390	12.94	5,621
Qualified XII (1.10)	525.580	12.94	6,801
Qualified XII (1.25)	773.086	12.93	9,996
Qualified XII (1.40)	59.288	12.92	766
Qualified XV	705.246	12.20	8,604
Qualified XVI	2,862.413	12.93	37,011
Qualified XXI	87.142	12.21	1,064
Qualified XXIV	1,221.949	12.21	14,920
Qualified XXV	35.106	12.22	429
Qualified XXVI	478.033	12.20	5,832
	165,546.560		$ 2,142,541

ING DSI Enhanced Index
Contracts in accumulation period:
Qualified VI	51,191.026	$ 7.80	$ 399,290
Qualified X (1.15)	2,585.884	10.13	26,195
Qualified X (1.25)	4,171.280	9.61	40,086
Qualified XII (0.60)	1,511.884	7.91	11,959
Qualified XII (0.65)	117.468	7.90	928
Qualified XII (0.70)	38.023	7.89	300
Qualified XII (0.75)	19.012	7.89	150
Qualified XII (0.80)	14,494.924	7.88	114,220
Qualified XII (0.85)	203.049	7.87	1,598
Qualified XII (0.95)	2,567.388	7.85	20,154
Qualified XII (1.00)	10,066.454	7.84	78,921
Qualified XII (1.05)	3,677.678	7.84	28,833
Qualified XII (1.10)	2,210.217	7.83	17,306
Qualified XII (1.15)	886.956	7.82	6,936
Qualified XII (1.20)	174.776	7.81	1,365
Qualified XII (1.25)	492.308	7.80	3,840
Qualified XII (1.30)	69.577	7.79	542
Qualified XII (1.35)	65.982	7.79	514
Qualified XII (1.40)	359.383	7.78	2,796
Qualified XII (1.50)	71.778	7.76	557
Qualified XVI	4,372.551	7.76	33,931

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING DSI Enhanced Index (continued)
Qualified XVII	1,096.282	$ 7.80	$ 8,551
Qualified XXIV	30.241	7.87	238
Qualified XXV	141.318	7.89	1,115
	100,615.439		$ 800,325

ING Alger Aggressive Growth - Initial Class
Contracts in accumulation period:
Qualified XXXI	1,153.787	$ 14.26	$ 16,453
	1,153.787		$ 16,453

ING Alger Aggressive Growth - Service Class
Contracts in accumulation period:
Qualified VI	713,645.886	$ 7.17	$ 5,116,841
Qualified VIII	566.480	7.16	4,056
Qualified X (1.15)	2,838.241	10.46	29,688
Qualified X (1.25)	50,767.676	10.24	519,861
Qualified XII (0.45)	6,125.103	7.29	44,652
Qualified XII (0.55)	644.154	7.27	4,683
Qualified XII (0.60)	17,546.768	7.27	127,565
Qualified XII (0.65)	4,684.986	7.26	34,013
Qualified XII (0.70)	3,396.965	7.25	24,628
Qualified XII (0.75)	64,099.862	7.24	464,083
Qualified XII (0.80)	35,465.698	7.23	256,417
Qualified XII (0.85)	32,517.566	7.23	235,102
Qualified XII (0.90)	1,036.011	7.22	7,480
Qualified XII (0.95)	47,191.955	7.21	340,254
Qualified XII (1.00)	184,364.862	7.20	1,327,427
Qualified XII (1.05)	4,261.528	7.20	30,683
Qualified XII (1.10)	4,522.392	7.19	32,516
Qualified XII (1.15)	610.306	7.18	4,382
Qualified XII (1.20)	3,352.580	7.17	24,038
Qualified XII (1.25)	6,235.146	7.17	44,706
Qualified XII (1.30)	64.944	7.16	465
Qualified XII (1.35)	1.958	7.15	14
Qualified XII (1.40)	4,213.025	7.14	30,081
Qualified XII (1.50)	494.951	7.13	3,529
Qualified XV	11,139.944	7.21	80,319
Qualified XVI	26,666.340	7.13	190,131
Qualified XVII	5,876.848	7.17	42,137
Qualified XVIII	715.157	10.49	7,502
Qualified XXI	2,644.675	7.23	19,121
Qualified XXIV	27,549.584	7.22	198,908
Qualified XXV	20,464.365	7.24	148,162

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Alger Aggressive Growth - Service Class (continued)
Qualified XXVI	2,661.911	$ 7.22	$ 19,219
Qualified XXXII	692.233	10.30	7,130
	1,287,060.100		$ 9,419,793

ING Alger Growth
Contracts in accumulation period:
Qualified VI	112,672.738	$ 8.62	$ 971,239
Qualified X (1.25)	10,386.233	9.08	94,307
Qualified XII (0.15)	244.949	8.81	2,158
Qualified XII (0.55)	2,231.200	8.75	19,523
Qualified XII (0.60)	1,738.329	8.74	15,193
Qualified XII (0.65)	592.440	8.73	5,172
Qualified XII (0.70)	2,118.119	8.72	18,470
Qualified XII (0.75)	2,211.940	8.71	19,266
Qualified XII (0.80)	39,059.655	8.70	339,819
Qualified XII (0.85)	7,542.693	8.69	65,546
Qualified XII (0.90)	28.111	8.68	244
Qualified XII (0.95)	5,249.250	8.67	45,511
Qualified XII (1.00)	45,765.935	8.66	396,333
Qualified XII (1.05)	3,154.798	8.65	27,289
Qualified XII (1.10)	1,038.310	8.64	8,971
Qualified XII (1.15)	593.395	8.63	5,121
Qualified XII (1.20)	2,972.738	8.62	25,625
Qualified XII (1.25)	2,792.227	8.62	24,069
Qualified XII (1.40)	617.578	8.59	5,305
Qualified XII (1.50)	1,835.122	8.57	15,727
Qualified XV	582.930	8.67	5,054
Qualified XVI	1,133.372	8.57	9,713
Qualified XVII	3,315.777	8.62	28,582
Qualified XXI	750.575	8.70	6,530
Qualified XXIV	1,439.586	8.69	12,510
Qualified XXV	1,383.238	8.71	12,048
Qualified XXVI	225.807	8.68	1,960
Qualified XXXII	1,233.044	10.38	12,799
	252,910.089		$ 2,194,084

ING American Century Small Cap Value
Contracts in accumulation period:
Qualified VI	347,202.405	$ 10.81	$ 3,753,258
Qualified X (1.15)	15,801.385	10.83	171,129
Qualified X (1.25)	46,786.864	10.81	505,766
Qualified XII (0.55)	2,154.296	10.94	23,568
Qualified XII (0.60)	665.416	10.93	7,273

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small Cap Value (continued)
Qualified XII (0.65)	2,083.517	$ 10.92	$ 22,752
Qualified XII (0.70)	9,749.725	10.92	106,467
Qualified XII (0.75)	171.586	10.91	1,872
Qualified XII (0.80)	24,846.789	10.90	270,830
Qualified XII (0.85)	17,021.304	10.89	185,362
Qualified XII (0.90)	2,242.555	10.88	24,399
Qualified XII (0.95)	13,129.991	10.87	142,723
Qualified XII (1.00)	69,707.735	10.86	757,026
Qualified XII (1.05)	2,930.507	10.85	31,796
Qualified XII (1.10)	1,689.022	10.84	18,309
Qualified XII (1.15)	2,652.816	10.83	28,730
Qualified XII (1.20)	2,295.194	10.82	24,834
Qualified XII (1.25)	1,134.043	10.81	12,259
Qualified XII (1.35)	125.926	10.80	1,360
Qualified XII (1.40)	3,999.166	10.79	43,151
Qualified XII (1.45)	13.544	10.78	146
Qualified XII (1.50)	174.373	10.77	1,878
Qualified XV	231.003	10.87	2,511
Qualified XVI	6,055.989	10.77	65,223
Qualified XVII	1,909.806	10.81	20,645
Qualified XVIII	1,025.230	10.86	11,134
Qualified XXI	293.119	10.90	3,195
Qualified XXIV	3,821.232	10.88	41,575
Qualified XXV	2,515.857	10.91	27,448
Qualified XXVI	38.879	10.88	423
	582,469.274		$ 6,307,042

ING Baron Small Cap Growth
Contracts in accumulation period:
NYSUT 457	121,636.685	$ 13.03	$ 1,584,926
Qualified VI	640,334.673	11.45	7,331,832
Qualified X (1.15)	12,247.690	11.47	140,481
Qualified X (1.25)	38,745.676	11.45	443,638
Qualified XII (0.15)	2,498.112	11.65	29,103
Qualified XII (0.55)	1,179.706	11.58	13,661
Qualified XII (0.60)	1,712.532	11.57	19,814
Qualified XII (0.65)	8,963.062	11.56	103,613
Qualified XII (0.70)	9,295.152	11.55	107,359
Qualified XII (0.75)	3,531.802	11.54	40,757
Qualified XII (0.80)	224,099.913	11.53	2,583,872
Qualified XII (0.85)	22,344.358	11.52	257,407
Qualified XII (0.90)	476.542	11.51	5,485
Qualified XII (0.95)	20,763.043	11.50	238,775
Qualified XII (1.00)	142,763.620	11.49	1,640,354

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth (continued)
Qualified XII (1.05)	2,374.761	$ 11.49	$ 27,286
Qualified XII (1.10)	3,277.352	11.48	37,624
Qualified XII (1.15)	2,541.935	11.47	29,156
Qualified XII (1.20)	2,646.248	11.46	30,326
Qualified XII (1.25)	6,757.642	11.45	77,375
Qualified XII (1.35)	2,464.129	11.43	28,165
Qualified XII (1.40)	2,488.354	11.42	28,417
Qualified XII (1.50)	532.983	11.40	6,076
Qualified XV	1,792.522	11.50	20,614
Qualified XVI	11,562.281	11.40	131,810
Qualified XVII	1,066.725	11.45	12,214
Qualified XVIII	571.802	11.49	6,570
Qualified XXI	8,264.874	11.53	95,294
Qualified XXIV	10,787.066	11.52	124,267
Qualified XXV	2,591.421	11.54	29,905
Qualified XXVI	2,042.746	11.51	23,512
Qualified XXXII	716.618	10.23	7,331
	1,313,072.025		$ 15,257,019

ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	26,245.590	$ 10.09	$ 264,818
Qualified X (1.15)	3,764.126	9.84	37,039
Qualified X (1.25)	13,719.094	9.27	127,176
Qualified XII (0.60)	1,566.471	10.23	16,025
Qualified XII (0.65)	352.153	10.22	3,599
Qualified XII (0.70)	5,701.175	10.21	58,209
Qualified XII (0.75)	18.529	10.20	189
Qualified XII (0.80)	9,184.086	10.18	93,494
Qualified XII (0.85)	626.352	10.17	6,370
Qualified XII (0.90)	85.039	10.16	864
Qualified XII (0.95)	1,900.493	10.15	19,290
Qualified XII (1.00)	7,582.742	10.14	76,889
Qualified XII (1.05)	441.560	10.13	4,473
Qualified XII (1.10)	2,041.502	10.12	20,660
Qualified XII (1.15)	1,150.148	10.11	11,628
Qualified XII (1.20)	551.287	10.10	5,568
Qualified XII (1.25)	259.068	10.09	2,614
Qualified XII (1.35)	123.260	10.06	1,240
Qualified XII (1.40)	534.428	10.05	5,371
Qualified XII (1.45)	605.478	10.04	6,079
Qualified XII (1.50)	474.975	10.03	4,764

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Goldman Sachs® Capital Growth (continued)
Qualified XV	648.571	$ 10.15	$ 6,583
Qualified XVI	276.271	10.03	2,771
Qualified XXI	9.037	10.18	92
Qualified XXIV	2,094.887	10.17	21,305
Qualified XXV	2,593.235	10.20	26,451
Qualified XXXII	290.260	10.37	3,010
	82,839.817		$ 826,571
ING JPMorgan Fleming International
Currently payable annuity contracts:		$	$ $ 5,601
Contracts in accumulation period:
Qualified III	1,887.002	$ 19.31	36,438
Qualified V	168.450	18.13	3,054
Qualified VI	2,190,758.585	18.52	40,572,849
Qualified VIII	18,581.090	15.60	289,865
Qualified X (1.15)	30,213.897	18.71	565,302
Qualified X (1.25)	265,772.678	18.52	4,922,110
Qualified XII (0.05)	33,260.929	19.17	637,612
Qualified XII (0.15)	3.758	9.58	36
Qualified XII (0.15)	25,701.357	9.58	246,219
Qualified XII (0.25)	253,284.519	9.56	2,421,400
Qualified XII (0.35)	159,550.789	9.51	1,517,328
Qualified XII (0.45)	54,422.516	9.46	514,837
Qualified XII (0.55)	44,447.447	9.40	417,806
Qualified XII (0.60)	188,555.651	9.38	1,768,652
Qualified XII (0.65)	9,713.583	9.35	90,822
Qualified XII (0.70)	122,127.360	9.32	1,138,227
Qualified XII (0.75)	199,552.688	9.30	1,855,840
Qualified XII (0.80)	594,567.144	10.47	6,225,118
Qualified XII (0.85)	416,310.629	12.89	5,366,244
Qualified XII (0.90)	14,013.161	10.41	145,877
Qualified XII (0.95)	193,123.065	12.79	2,470,044
Qualified XII (1.00)	1,055,499.137	12.74	13,447,059
Qualified XII (1.05)	77,592.986	12.69	984,655
Qualified XII (1.10)	32,186.561	12.65	407,160
Qualified XII (1.15)	18,650.000	12.60	234,990
Qualified XII (1.20)	25,441.594	12.55	319,292
Qualified XII (1.25)	9,373.040	12.50	117,163
Qualified XII (1.30)	97.992	12.45	1,220
Qualified XII (1.35)	1,440.773	12.41	17,880
Qualified XII (1.40)	5,542.557	12.36	68,506
Qualified XII (1.45)	1,147.522	12.31	14,126
Qualified XII (1.50)	3,713.040	12.27	45,559
Qualified XV	20,826.004	18.92	394,028
Qualified XVI	51,484.734	18.21	937,537

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Fleming International (continued)
Qualified XVII	935.745	$ 18.52	$ 17,330
Qualified XVIII	4,904.967	18.52	90,840
Qualified XXI	24,846.666	19.05	473,329
Qualified XXIV	39,739.141	12.80	508,661
Qualified XXV	11,412.480	18.83	214,897
Qualified XXVI	1,852.750	18.73	34,702
Qualified XXVII	1,754,269.234	19.47	34,155,622
Qualified XXVIII	128,136.476	19.41	2,487,129
Qualified XXXII	30,493.163	10.53	321,093
	8,115,602.860		$ 126,504,059

ING JPMorgan Mid Cap Value
Contracts in accumulation period:
Qualified VI	184,071.052	$ 11.78	$ 2,168,357
Qualified X (1.15)	2,612.129	11.79	30,797
Qualified X (1.25)	21,348.641	11.78	251,487
Qualified XII (0.45)	97.150	11.93	1,159
Qualified XII (0.55)	55.667	11.91	663
Qualified XII (0.60)	1,074.454	11.90	12,786
Qualified XII (0.65)	568.040	11.89	6,754
Qualified XII (0.70)	14,669.697	11.88	174,276
Qualified XII (0.75)	126.622	11.87	1,503
Qualified XII (0.80)	2,467.707	11.86	29,267
Qualified XII (0.85)	9,542.447	11.85	113,078
Qualified XII (0.90)	705.912	11.84	8,358
Qualified XII (0.95)	17,546.999	11.83	207,581
Qualified XII (1.00)	52,794.247	11.82	624,028
Qualified XII (1.05)	2,816.850	11.81	33,267
Qualified XII (1.10)	2,299.576	11.80	27,135
Qualified XII (1.15)	553.605	11.79	6,527
Qualified XII (1.20)	3,971.053	11.78	46,779
Qualified XII (1.25)	1,084.550	11.78	12,776
Qualified XII (1.35)	1,777.721	11.76	20,906
Qualified XII (1.40)	449.702	11.75	5,284
Qualified XII (1.50)	376.556	11.73	4,417
Qualified XV	300.930	11.83	3,560
Qualified XVI	3,007.758	11.73	35,281
Qualified XVII	2,454.329	11.78	28,912
Qualified XXI	576.475	11.86	6,837
Qualified XXIV	4,365.823	11.85	51,735
Qualified XXV	6,075.822	11.87	72,120
Qualified XXVI	1,100.169	11.84	13,026
Qualified XXXII	69.727	10.24	714
	338,961.410		$ 3,999,370

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 231,093
Contracts in accumulation period:
Qualified III	892.890	$ 26.02	23,233
Qualified V	872.401	21.16	18,460
Qualified VI	2,119,819.010	21.41	45,385,325
Qualified VIII	8,636.467	18.40	158,911
Qualified X (1.15)	9,839.316	9.36	92,096
Qualified X (1.25)	247,143.394	9.31	2,300,905
Qualified XII (0.05)	14,309.567	22.16	317,100
Qualified XII (0.15)	16,162.657	8.73	141,100
Qualified XII (0.25)	118,848.795	9.96	1,183,734
Qualified XII (0.35)	97,695.358	9.91	968,161
Qualified XII (0.40)	105,144.728	14.51	1,525,650
Qualified XII (0.45)	26,301.421	9.85	259,069
Qualified XII (0.55)	55,855.510	9.80	547,384
Qualified XII (0.60)	110,100.614	9.77	1,075,683
Qualified XII (0.65)	24,938.398	9.74	242,900
Qualified XII (0.70)	192,732.544	9.71	1,871,433
Qualified XII (0.75)	143,877.502	9.69	1,394,173
Qualified XII (0.80)	554,495.517	10.93	6,060,636
Qualified XII (0.85)	376,545.883	14.21	5,350,717
Qualified XII (0.90)	18,218.726	10.52	191,661
Qualified XII (0.95)	234,750.780	14.10	3,309,986
Qualified XII (1.00)	1,368,664.128	14.05	19,229,731
Qualified XII (1.05)	60,765.715	14.00	850,720
Qualified XII (1.10)	44,712.913	13.94	623,298
Qualified XII (1.15)	32,812.239	13.89	455,762
Qualified XII (1.20)	36,383.526	13.84	503,548
Qualified XII (1.25)	20,661.393	13.78	284,714
Qualified XII (1.30)	1,999.272	13.73	27,450
Qualified XII (1.35)	1,051.023	13.68	14,378
Qualified XII (1.40)	17,905.502	13.63	244,052
Qualified XII (1.50)	4,475.961	13.52	60,515
Qualified XV	18,851.577	21.87	412,284
Qualified XVI	34,926.211	21.06	735,546
Qualified XVII	2,168.239	21.41	46,422
Qualified XVIII	5,694.092	9.31	53,012
Qualified XXI	19,791.825	22.02	435,816
Qualified XXIV	53,129.128	14.11	749,652
Qualified XXV	25,447.886	21.76	553,746
Qualified XXVI	4,882.641	21.66	105,758
Qualified XXVII	1,836,501.792	26.23	48,171,442
Qualified XXVIII	199,931.740	26.15	5,228,215
Qualified XXXII	5,933.527	10.35	61,412
	8,273,871.808		$ 151,496,883

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Global Growth
Contracts in accumulation period:
Qualified VI	54,283.656	$ 10.83	$ 587,892
Qualified X (1.15)	2,556.037	10.85	27,733
Qualified X (1.25)	9,878.855	10.83	106,988
Qualified XII (0.65)	183.547	10.94	2,008
Qualified XII (0.70)	3,531.839	10.93	38,603
Qualified XII (0.75)	909.341	10.92	9,930
Qualified XII (0.80)	2,816.040	10.91	30,723
Qualified XII (0.85)	2,790.917	10.90	30,421
Qualified XII (0.90)	9.917	10.89	108
Qualified XII (0.95)	7,248.713	10.88	78,866
Qualified XII (1.00)	24,101.931	10.88	262,229
Qualified XII (1.05)	1,364.305	10.87	14,830
Qualified XII (1.10)	725.230	10.86	7,876
Qualified XII (1.15)	652.995	10.85	7,085
Qualified XII (1.20)	2,984.779	10.84	32,355
Qualified XII (1.25)	622.161	10.83	6,738
Qualified XII (1.35)	96.762	10.81	1,046
Qualified XII (1.40)	386.018	10.80	4,169
Qualified XII (1.50)	169.295	10.78	1,825
Qualified XV	295.221	10.88	3,212
Qualified XXI	42.805	10.91	467
Qualified XXIV	2,348.899	10.90	25,603
Qualified XXV	1,174.267	10.92	12,823
Qualified XXVI	5.418	10.89	59
	119,178.948		$ 1,293,589

ING MFS Research Equity
Contracts in accumulation period:
Qualified I	602.964	$ 9.11	$ 5,493
Qualified III	584.430	12.01	7,019
Qualified IX	2,751.502	11.65	32,055
Qualified V	1,218.897	13.60	16,577
Qualified VI	4,602,681.228	13.85	63,747,135
Qualified VII	83,945.346	11.71	983,000
Qualified VIII	11,217.295	11.68	131,018
Qualified X (1.15)	4,872.052	13.99	68,160
Qualified X (1.25)	484,939.495	13.85	6,716,412

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Research Equity (continued)
Qualified XII (0.05)	26,809.002	$ 14.33	$ 384,173
Qualified XII (0.15)	64,994.384	9.26	601,848
Qualified XII (0.25)	317,180.326	9.20	2,918,059
Qualified XII (0.35)	132,581.311	9.15	1,213,119
Qualified XII (0.40)	66,038.672	9.18	606,235
Qualified XII (0.45)	47,768.351	9.10	434,692
Qualified XII (0.55)	43,066.850	9.05	389,755
Qualified XII (0.60)	175,941.463	9.02	1,586,992
Qualified XII (0.65)	67,670.555	9.00	609,035
Qualified XII (0.70)	135,422.519	8.97	1,214,740
Qualified XII (0.75)	168,815.531	8.95	1,510,899
Qualified XII (0.80)	494,179.939	9.87	4,877,556
Qualified XII (0.85)	586,104.672	8.99	5,269,081
Qualified XII (0.90)	17,591.745	9.57	168,353
Qualified XII (0.95)	284,368.834	8.92	2,536,570
Qualified XII (1.00)	1,074,704.500	8.89	9,554,123
Qualified XII (1.05)	56,375.706	8.85	498,925
Qualified XII (1.10)	45,679.478	8.82	402,893
Qualified XII (1.15)	52,502.051	8.78	460,968
Qualified XII (1.20)	50,580.457	8.75	442,579
Qualified XII (1.25)	14,768.004	8.72	128,777
Qualified XII (1.30)	1,816.705	8.68	15,769
Qualified XII (1.40)	5,695.708	8.62	49,097
Qualified XII (1.50)	3,955.322	8.55	33,818
Qualified XIX	3,646.542	9.11	33,220
Qualified XV	20,671.782	14.14	292,299
Qualified XVI	105,874.817	13.62	1,442,015
Qualified XVII	93,467.942	13.85	1,294,531
Qualified XVIII	25,230.181	13.85	349,438
Qualified XX	4,690.008	12.01	56,327
Qualified XXI	37,739.607	14.24	537,412
Qualified XXIV	158,490.369	8.93	1,415,319
Qualified XXIX	1,222.148	12.01	14,678
Qualified XXV	29,398.081	14.07	413,631
Qualified XXVI	13,635.831	14.01	191,038
Qualified XXVII	858,894.033	13.24	11,371,757
Qualified XXVIII	68,628.182	13.20	905,892
Qualified XXX	60,055.416	11.91	715,260
Qualified XXXII	138,029.497	10.34	1,427,225
	10,747,099.730		$ 128,074,967

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value
Contracts in accumulation period:
Qualified VI	403,313.559	$ 12.39	$ 4,997,055
Qualified VIII	892.252	12.39	11,055
Qualified X (1.15)	11,412.186	10.75	122,681
Qualified X (1.25)	66,000.583	10.29	679,146
Qualified XII (0.55)	110.334	12.58	1,388
Qualified XII (0.60)	2,769.690	12.57	34,815
Qualified XII (0.65)	639.522	12.55	8,026
Qualified XII (0.70)	4,387.879	12.54	55,024
Qualified XII (0.75)	3,219.394	12.53	40,339
Qualified XII (0.80)	35,226.379	12.51	440,682
Qualified XII (0.85)	17,039.600	12.50	212,995
Qualified XII (0.90)	409.535	12.48	5,111
Qualified XII (0.95)	29,964.876	12.47	373,662
Qualified XII (1.00)	118,332.183	12.46	1,474,419
Qualified XII (1.05)	3,090.836	12.44	38,450
Qualified XII (1.10)	5,104.827	12.43	63,453
Qualified XII (1.15)	2,076.329	12.42	25,788
Qualified XII (1.20)	1,371.290	12.40	17,004
Qualified XII (1.25)	3,839.548	12.39	47,572
Qualified XII (1.30)	136.834	12.38	1,694
Qualified XII (1.35)	1.213	12.37	15
Qualified XII (1.40)	939.919	12.35	11,608
Qualified XII (1.50)	115.329	12.33	1,422
Qualified XV	589.816	12.47	7,355
Qualified XVI	4,377.859	12.33	53,979
Qualified XVII	4,710.250	12.39	58,360
Qualified XXI	1,003.437	12.51	12,553
Qualified XXIV	7,773.019	12.49	97,085
Qualified XXV	20,140.702	12.53	252,363
Qualified XXVI	2,093.990	12.48	26,133
Qualified XXXII	1,123.181	10.31	11,580
	752,206.351		$ 9,182,812

ING PIMCO Total Return
Contracts in accumulation period:
NYSUT 457	189,541.362	$ 10.13	$ 1,920,054
Qualified VI	1,363,706.812	11.01	15,014,412
Qualified VIII	443.869	11.01	4,887
Qualified X (1.15)	224.479	11.03	2,476
Qualified X (1.25)	147,674.478	11.01	1,625,896
Qualified XII (0.15)	3,240.625	11.20	36,295

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return (continued)
Qualified XII (0.45)	14,204.122	$ 11.16	$ 158,518
Qualified XII (0.55)	13,853.411	11.14	154,327
Qualified XII (0.60)	21,807.457	11.13	242,717
Qualified XII (0.65)	13,179.227	11.12	146,553
Qualified XII (0.70)	24,374.798	11.11	270,804
Qualified XII (0.75)	55,353.424	11.10	614,423
Qualified XII (0.80)	91,271.081	11.10	1,013,109
Qualified XII (0.85)	59,741.839	11.09	662,537
Qualified XII (0.90)	20,125.722	11.08	222,993
Qualified XII (0.95)	185,400.000	11.07	2,052,378
Qualified XII (1.00)	415,621.881	11.06	4,596,778
Qualified XII (1.05)	25,165.701	11.05	278,081
Qualified XII (1.10)	16,758.786	11.04	185,017
Qualified XII (1.15)	12,015.594	11.03	132,532
Qualified XII (1.20)	17,091.016	11.02	188,343
Qualified XII (1.25)	19,253.406	11.01	211,980
Qualified XII (1.30)	4,202.273	11.00	46,225
Qualified XII (1.35)	3,593.904	10.99	39,497
Qualified XII (1.40)	7,013.935	10.98	77,013
Qualified XII (1.45)	792.252	10.97	8,691
Qualified XII (1.50)	4,380.401	10.97	48,053
Qualified XV	12,577.597	11.07	139,234
Qualified XVI	24,560.620	10.97	269,430
Qualified XVII	3,555.404	11.01	39,145
Qualified XVIII	1,185.986	11.06	13,117
Qualified XXI	5,072.342	11.10	56,303
Qualified XXIV	14,593.592	11.08	161,697
Qualified XXV	11,029.370	11.10	122,426
Qualified XXVI	9,291.516	11.08	102,950
Qualified XXVIII	31,234.720	11.06	345,456
Qualified XXXII	2,227.046	10.02	22,315
	2,845,360.048		$ 31,226,662

ING Salomon Brothers Aggressive Growth
Currently payable annuity contracts:			$ 77,873
Contracts in accumulation period:
Qualified III	5,527.692	$ 13.00	71,860
Qualified V	1,261.333	12.75	16,082
Qualified VI	7,469,333.953	12.90	96,354,408
Qualified VIII	12,687.195	13.51	171,404
Qualified X (1.15)	62,500.077	13.03	814,376
Qualified X (1.25)	866,224.961	12.90	11,174,302

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth (continued)
Qualified XII (0.05)	115,779.026	$ 13.35	$ 1,545,650
Qualified XII (0.15)	106,846.393	9.01	962,686
Qualified XII (0.25)	563,410.998	7.82	4,405,874
Qualified XII (0.35)	298,733.204	7.77	2,321,157
Qualified XII (0.40)	294,978.000	9.00	2,654,802
Qualified XII (0.45)	103,792.108	7.73	802,313
Qualified XII (0.55)	76,487.891	7.68	587,427
Qualified XII (0.60)	493,972.585	7.66	3,783,830
Qualified XII (0.65)	40,779.843	7.64	311,558
Qualified XII (0.70)	341,696.457	7.62	2,603,727
Qualified XII (0.75)	538,408.948	7.60	4,091,908
Qualified XII (0.80)	2,228,249.511	8.18	18,227,081
Qualified XII (0.85)	901,390.465	8.81	7,941,250
Qualified XII (0.90)	56,061.626	7.87	441,205
Qualified XII (0.95)	556,545.143	8.75	4,869,770
Qualified XII (1.00)	3,231,773.479	8.71	28,148,747
Qualified XII (1.05)	249,182.488	8.68	2,162,904
Qualified XII (1.10)	94,672.255	8.65	818,915
Qualified XII (1.15)	77,676.539	8.61	668,795
Qualified XII (1.20)	142,848.718	8.58	1,225,642
Qualified XII (1.25)	66,465.614	8.55	568,281
Qualified XII (1.30)	7,086.956	8.51	60,310
Qualified XII (1.35)	1,737.146	8.48	14,731
Qualified XII (1.40)	22,621.657	8.45	191,153
Qualified XII (1.45)	26.128	8.42	220
Qualified XII (1.50)	11,484.505	8.39	96,355
Qualified XV	17,631.108	13.18	232,378
Qualified XVI	136,527.760	12.68	1,731,172
Qualified XVII	16,315.504	12.90	210,470
Qualified XVIII	20,392.791	12.90	263,067
Qualified XXI	114,337.830	13.27	1,517,263
Qualified XXII	235.356	13.35	3,142
Qualified XXIV	245,112.228	8.75	2,144,732
Qualified XXV	92,956.674	13.11	1,218,662
Qualified XXVI	20,703.065	13.05	270,175
Qualified XXVII	2,191,574.676	13.11	28,731,544
Qualified XXVIII	371,342.081	13.07	4,853,441
Qualified XXXII	40,065.875	10.52	421,493
	22,307,437.842		$ 239,784,135

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Fundamental Value
Contracts in accumulation period:
Qualified VI	319,789.413	$ 16.53	$ 5,286,119
Qualified X (1.25)	26,125.890	10.39	271,448
Qualified XII (0.55)	621.990	16.78	10,437
Qualified XII (0.60)	2,354.117	16.76	39,455
Qualified XII (0.65)	331.661	16.74	5,552
Qualified XII (0.70)	3,047.699	16.73	50,988
Qualified XII (0.75)	2,752.783	16.71	45,999
Qualified XII (0.80)	59,760.275	16.69	997,399
Qualified XII (0.85)	10,460.648	16.67	174,379
Qualified XII (0.90)	1,605.105	16.65	26,725
Qualified XII (0.95)	14,233.173	16.64	236,840
Qualified XII (1.00)	104,198.255	16.62	1,731,775
Qualified XII (1.05)	3,117.771	16.60	51,755
Qualified XII (1.10)	1,487.395	16.58	24,661
Qualified XII (1.15)	2,398.249	16.56	39,715
Qualified XII (1.20)	736.737	16.55	12,193
Qualified XII (1.25)	1,180.218	16.53	19,509
Qualified XII (1.35)	0.909	16.49	15
Qualified XII (1.40)	612.440	16.48	10,093
Qualified XII (1.50)	275.669	16.44	4,532
Qualified XV	185.757	16.64	3,091
Qualified XVI	2,526.034	16.44	41,528
Qualified XVII	3,088.385	16.53	51,051
Qualified XVIII	463.798	10.69	4,958
Qualified XXI	1,608.508	16.69	26,846
Qualified XXIV	3,072.989	16.66	51,196
Qualified XXV	9,856.972	16.71	164,710
Qualified XXVI	1,878.678	16.65	31,280
	577,771.518		$ 9,414,249

ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	166,130.087	$ 12.73	$ 2,114,836
Qualified X (1.15)	4,438.976	10.16	45,100
Qualified X (1.25)	21,517.004	9.88	212,588
Qualified XII (0.55)	2,305.495	12.92	29,787
Qualified XII (0.60)	3,471.727	12.91	44,820
Qualified XII (0.65)	1,436.462	12.89	18,516
Qualified XII (0.70)	6,871.196	12.88	88,501
Qualified XII (0.75)	1,331.026	12.86	17,117
Qualified XII 0.80)	9,855.720	12.85	126,646

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Investors Value (continued)
Qualified XII (0.85)	4,173.287	$ 12.84	$ 53,585
Qualified XII (0.90)	740.406	12.82	9,492
Qualified XII (0.95)	13,914.598	12.81	178,246
Qualified XII (1.00)	60,810.938	12.80	778,380
Qualified XII (1.05)	625.821	12.78	7,998
Qualified XII (1.10)	621.378	12.77	7,935
Qualified XII (1.15)	614.745	12.75	7,838
Qualified XII (1.20)	1,027.551	12.74	13,091
Qualified XII (1.25)	2,345.483	12.73	29,858
Qualified XII (1.40)	973.601	12.69	12,355
Qualified XII (1.50)	250.553	12.66	3,172
Qualified XV	1,465.964	12.81	18,779
Qualified XVI	1,748.341	12.66	22,134
Qualified XVIII	630.128	10.19	6,421
Qualified XXI	286.303	12.85	3,679
Qualified XXIV	6,384.490	12.83	81,913
Qualified XXV	1,205.054	12.86	15,497
Qualified XXVI	4,132.839	12.82	52,983
Qualified XXXII	1,727.735	10.42	18,003
	321,036.908		$ 4,019,270

ING T. Rowe Price Growth Equity
Currently payable annuity contracts:			$ 291,719
Contracts in accumulation period:
Qualified III	2,064.391	$ 21.68	44,756
Qualified V	2,281.098	18.94	43,204
Qualified VI	5,305,707.287	18.80	99,747,297
Qualified VIII	6,342.545	19.18	121,650
Qualified X (1.15)	41,742.985	21.24	886,621
Qualified X (1.25)	503,621.083	21.06	10,606,260
Qualified XII (0.05)	21,202.674	19.45	412,392
Qualified XII (0.15)	690.646	10.37	7,162
Qualified XII (0.15)	32,149.180	10.37	333,387
Qualified XII (0.25)	317,265.477	12.05	3,823,049
Qualified XII (0.35)	71,721.017	11.99	859,935
Qualified XII (0.40)	134,384.641	18.23	2,449,832
Qualified XII (0.45)	83,327.433	11.92	993,263
Qualified XII (0.55)	59,254.093	11.85	702,161
Qualified XII (0.60)	254,412.267	11.82	3,007,153
Qualified XII (0.65)	47,932.824	11.79	565,128
Qualified XII (0.70)	215,590.893	11.75	2,533,193
Qualified XII (0.75)	331,183.362	11.72	3,881,469
Qualified XII (0.80)	1,253,252.525	12.87	16,129,360
Qualified XII (0.85)	318,275.294	17.85	5,681,214

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity (continued)
Qualified XII (0.90)	30,895.817	$ 12.43	$ 384,035
Qualified XII (0.95)	380,043.115	17.72	6,734,364
Qualified XII (1.00)	1,232,989.292	17.65	21,762,261
Qualified XII (1.05)	121,621.673	17.58	2,138,109
Qualified XII (1.10)	63,305.593	17.52	1,109,114
Qualified XII (1.15)	23,142.235	17.45	403,832
Qualified XII (1.20)	45,410.242	17.38	789,230
Qualified XII (1.25)	28,394.631	17.32	491,795
Qualified XII (1.30)	5,378.725	17.25	92,783
Qualified XII (1.35)	2,783.178	17.18	47,815
Qualified XII (1.40)	19,592.582	17.12	335,425
Qualified XII (1.45)	357.067	17.05	6,088
Qualified XII (1.50)	1,848.146	16.99	31,400
Qualified XV	15,550.209	19.20	298,564
Qualified XVI	111,932.089	18.48	2,068,505
Qualified XVII	24,998.085	18.80	469,964
Qualified XVIII	20,290.313	21.06	427,314
Qualified XXI	48,392.033	19.33	935,418
Qualified XXII	51.363	19.45	999
Qualified XXIV	113,726.678	17.73	2,016,374
Qualified XXV	55,851.728	19.10	1,066,768
Qualified XXVI	25,227.091	19.01	479,567
Qualified XXVII	1,670,473.330	21.86	36,516,547
Qualified XXVIII	671,146.168	21.79	14,624,275
Qualified XXXI	1,660.692	13.00	21,589
Qualified XXXII	22,238.825	10.38	230,839
	13,739,702.615		$ 246,603,179

ING UBS Tactical Asset Allocation
Contracts in accumulation period:
Qualified VI	13,349.747	$ 29.59	$ 395,019
Qualified X (1.25)	28,571.099	9.55	272,854
Qualified XII (0.55)	378.762	30.04	11,378
Qualified XII (0.60)	743.367	30.00	22,301
Qualified XII (0.65)	26.894	29.97	806
Qualified XII (0.70)	149.399	29.94	4,473
Qualified XII (0.75)	88.532	29.91	2,648
Qualified XII (0.80)	239.893	29.88	7,168
Qualified XII (0.85)	361.260	29.84	10,780
Qualified XII (0.95)	223.942	29.78	6,669
Qualified XII (1.00)	1,984.975	29.75	59,053
Qualified XII (1.05)	206.023	29.72	6,123
Qualified XII (1.10)	17.621	29.68	523

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS Tactical Asset Allocation (continued)
Qualified XII (1.15)	51.535	$ 29.65	$ 1,528
Qualified XII (1.20)	1,047.670	29.62	31,032
Qualified XII (1.25)	1,126.428	29.59	33,331
Qualified XII (1.40)	139.132	29.49	4,103
Qualified XII (1.50)	64.594	29.43	1,901
Qualified XVI	264.016	29.43	7,770
Qualified XXIV	150.386	29.83	4,486
Qualified XXV	853.995	29.91	25,543
Qualified XXVI	46.293	29.81	1,380
	50,085.563		$ 910,869

ING Van Kampen Comstock
Contracts in accumulation period:
NYSUT 457	302,672.173	$ 12.47	$ 3,774,322
Qualified VI	1,310,403.572	10.64	13,942,694
Qualified X (1.15)	14,877.299	10.66	158,592
Qualified X (1.25)	63,213.628	10.64	672,593
Qualified XII (0.15)	100.832	10.82	1,091
Qualified XII (0.55)	142.565	10.76	1,534
Qualified XII (0.60)	3,399.163	10.75	36,541
Qualified XII (0.65)	390.326	10.75	4,196
Qualified XII (0.70)	15,518.901	10.74	166,673
Qualified XII (0.75)	28,893.383	10.73	310,026
Qualified XII (0.80)	345,077.612	10.72	3,699,232
Qualified XII (0.85)	35,509.711	10.71	380,309
Qualified XII (0.90)	1,487.103	10.70	15,912
Qualified XII (0.95)	33,092.236	10.69	353,756
Qualified XII (1.00)	660,397.846	10.68	7,053,049
Qualified XII (1.05)	9,135.895	10.67	97,480
Qualified XII (1.10)	3,059.662	10.66	32,616
Qualified XII (1.15)	4,602.908	10.66	49,067
Qualified XII (1.20)	4,412.300	10.65	46,991
Qualified XII (1.25)	4,064.662	10.64	43,248
Qualified XII (1.30)	388.241	10.63	4,127
Qualified XII (1.35)	235.876	10.62	2,505
Qualified XII (1.40)	1,448.916	10.61	15,373
Qualified XII (1.45)	28.679	10.60	304
Qualified XII (1.50)	258.263	10.59	2,735
Qualified XV	3,989.897	10.69	42,652
Qualified XVI	9,550.236	10.59	101,137
Qualified XVII	4,429.229	10.64	47,127

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock (continued)
Qualified XVIII	6,116.667	$ 10.68	$ 65,326
Qualified XXI	750.840	10.72	8,049
Qualified XXIV	76,703.174	10.71	821,491
Qualified XXV	5,029.823	10.73	53,970
Qualified XXVI	682.617	10.70	7,304
Qualified XXXII	568.260	10.46	5,944
	2,950,632.495		$ 32,017,966

ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 57,623
Contracts in accumulation period:
Qualified V	28.800	$ 15.59	449
Qualified VI	1,738,315.126	15.80	27,465,379
Qualified X (1.15)	10,610.423	16.31	173,056
Qualified X (1.25)	216,638.775	16.17	3,503,049
Qualified XII (0.00)	10,328.910	10.55	108,970
Qualified XII (0.05)	20,028.257	16.35	327,462
Qualified XII (0.25)	89,555.195	10.78	965,405
Qualified XII (0.35)	5,919.403	10.72	63,456
Qualified XII (0.40)	184,581.426	14.86	2,742,880
Qualified XII (0.45)	10,544.184	10.66	112,401
Qualified XII (0.55)	3,979.717	10.60	42,185
Qualified XII (0.60)	12,588.363	10.57	133,059
Qualified XII (0.65)	102,180.361	10.54	1,076,981
Qualified XII (0.70)	81,971.361	10.51	861,519
Qualified XII (0.75)	164,824.237	10.48	1,727,358
Qualified XII (0.80)	194,851.542	11.02	2,147,264
Qualified XII (0.85)	114,704.807	14.56	1,670,102
Qualified XII (0.90)	525.046	10.82	5,681
Qualified XII (0.95)	78,120.692	14.45	1,128,844
Qualified XII (1.00)	256,283.461	14.39	3,687,919
Qualified XII (1.05)	78,983.612	14.34	1,132,625
Qualified XII (1.10)	75,674.790	14.28	1,080,636
Qualified XII (1.15)	17,205.552	14.23	244,835
Qualified XII (1.20)	327,870.572	14.17	4,645,926
Qualified XII (1.25)	21,896.884	14.12	309,184
Qualified XII (1.30)	4,870.149	14.07	68,523
Qualified XII (1.35)	32.120	14.01	450
Qualified XII (1.40)	25,054.943	13.96	349,767
Qualified XII (1.45)	197.986	13.90	2,752
Qualified XII (1.50)	6,057.040	13.85	83,890
Qualified XV	2,794.424	16.14	45,102

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced (continued)
Qualified XVI	35,932.433	$ 15.54	$ 558,390
Qualified XVII	10,241.559	16.17	165,606
Qualified XVIII	11,545.076	16.55	191,071
Qualified XXI	6,848.000	16.25	111,280
Qualified XXII	508.930	16.35	8,321
Qualified XXIV	7,691.079	14.46	111,213
Qualified XXV	6,373.049	16.14	102,861
Qualified XXVII	49,779.912	15.93	792,994
Qualified XXVIII	24,329.975	15.88	386,360
Qualified XXXII	5,152.734	10.24	52,764
	4,015,620.905		$ 58,445,592

ING VP Strategic Allocation Growth
Contracts in accumulation period:
Qualified III	321.517	$ 16.08	$ 5,170
Qualified VI	2,208,844.217	16.08	35,518,215
Qualified VIII	8.588	16.07	138
Qualified X (1.15)	30,633.453	16.68	510,966
Qualified X (1.25)	268,308.283	16.54	4,437,819
Qualified XII (0.00)	74.374	10.38	772
Qualified XII (0.00)	5,789.884	10.38	60,099
Qualified XII (0.05)	4,907.272	16.64	81,657
Qualified XII (0.25)	150,984.615	10.14	1,530,984
Qualified XII (0.35)	8,961.249	10.09	90,419
Qualified XII (0.40)	66,223.454	14.88	985,405
Qualified XII (0.45)	16,183.350	10.03	162,319
Qualified XII (0.55)	2,413.641	9.97	24,064
Qualified XII (0.60)	5,823.340	9.94	57,884
Qualified XII (0.65)	281,342.540	9.92	2,790,918
Qualified XII (0.70)	115,950.657	9.89	1,146,752
Qualified XII (0.75)	220,663.996	9.86	2,175,747
Qualified XII (0.80)	214,052.581	10.46	2,238,990
Qualified XII (0.85)	186,384.352	14.57	2,715,620
Qualified XII (0.90)	3,044.780	10.25	31,209
Qualified XII (0.95)	87,531.812	14.46	1,265,710
Qualified XII (1.00)	514,283.900	14.41	7,410,831
Qualified XII (1.05)	92,837.700	14.35	1,332,221
Qualified XII (1.10)	51,467.063	14.30	735,979
Qualified XII (1.15)	22,300.562	14.24	317,560
Qualified XII (1.20)	54,980.902	14.19	780,179
Qualified XII (1.25)	14,992.569	14.13	211,845
Qualified XII (1.30)	5,547.230	14.08	78,105
Qualified XII (1.35)	227.156	14.03	3,187

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth (continued)
Qualified XII (1.40)	11,676.593	$ 13.97	$ 163,122
Qualified XII (1.45)	929.167	13.92	12,934
Qualified XII (1.50)	9,371.089	13.87	129,977
Qualified XV	3,718.088	16.42	61,051
Qualified XVI	40,615.750	15.81	642,135
Qualified XVII	682.918	16.45	11,234
Qualified XVIII	4,743.913	16.92	80,267
Qualified XXI	10,039.722	16.54	166,057
Qualified XXII	1,445.854	16.64	24,059
Qualified XXIV	23,106.220	14.47	334,347
Qualified XXV	12,205.055	16.42	200,407
Qualified XXVI	494.247	16.34	8,076
Qualified XXVII	54,494.263	16.21	883,352
Qualified XXVIII	19,709.653	16.16	318,508
Qualified XXXII	9,415.907	10.31	97,078
	4,837,733.476		$ 69,833,368

ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 139,330
Contracts in accumulation period:
Qualified III	1,111.418	$ 15.94	17,716
Qualified VI	902,309.912	15.94	14,382,820
Qualified X (1.15)	33,847.059	16.15	546,630
Qualified X (1.25)	210,476.265	16.01	3,369,725
Qualified XII (0.00)	555.307	10.74	5,964
Qualified XII (0.00)	6,490.503	10.74	69,708
Qualified XII (0.05)	31,344.546	16.50	517,185
Qualified XII (0.25)	29,897.892	11.86	354,589
Qualified XII (0.35)	10,641.356	11.80	125,568
Qualified XII (0.40)	59,349.380	15.31	908,639
Qualified XII (0.45)	11,018.841	11.73	129,251
Qualified XII (0.55)	12,106.855	11.67	141,287
Qualified XII (0.60)	6,035.082	11.63	70,188
Qualified XII (0.65)	5,924.224	11.60	68,721
Qualified XII (0.70)	54,390.925	11.57	629,303
Qualified XII (0.75)	50,090.035	11.54	578,039
Qualified XII (0.80)	145,136.882	11.93	1,731,483
Qualified XII (0.85)	67,736.933	15.00	1,016,054
Qualified XII (0.90)	2,464.122	11.79	29,052
Qualified XII (0.95)	44,191.734	14.88	657,573
Qualified XII (1.00)	276,553.001	14.83	4,101,281
Qualified XII (1.05)	38,276.912	14.77	565,350

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income (continued)
Qualified XII (1.10)	28,751.121	$ 14.71	$ 422,929
Qualified XII (1.15)	8,613.165	14.66	126,269
Qualified XII (1.20)	20,710.822	14.60	302,378
Qualified XII (1.25)	8,080.000	14.55	117,564
Qualified XII (1.30)	2,875.707	14.49	41,669
Qualified XII (1.35)	137.119	14.44	1,980
Qualified XII (1.40)	7,472.253	14.38	107,451
Qualified XII (1.45)	101.675	14.33	1,457
Qualified XII (1.50)	1,230.974	14.27	17,566
Qualified XV	530.817	16.29	8,647
Qualified XVI	18,307.015	15.68	287,054
Qualified XVII	16,709.436	16.32	272,698
Qualified XVIII	35,085.296	16.39	575,048
Qualified XXI	4,511.098	16.40	73,982
Qualified XXIV	3,842.310	14.89	57,212
Qualified XXV	7,298.895	16.28	118,826
Qualified XXVI	498.518	16.20	8,076
Qualified XXVII	49,924.503	16.08	802,786
Qualified XXVIII	16,714.847	16.03	267,939
Qualified XXXII	6,893.713	10.18	70,178
	2,238,238.468		$ 33,837,165

ING VP Growth and Income
Currently payable annuity contracts:			$ 168,095,249
Contracts in accumulation period:
Qualified I	57,848.585	$ 245.51	14,202,406
Qualified III	294.840	186.23	54,908
Qualified IX	8,965.563	18.12	162,456
Qualified V	696.493	18.82	13,108
Qualified VI	55,129,399.580	19.02	1,048,561,180
Qualified VII	4,716,596.274	17.98	84,804,401
Qualified VIII	52,589.632	17.65	928,207
Qualified X (1.15)	443,340.240	19.21	8,516,566
Qualified X (1.25)	8,911,586.225	19.02	169,498,370
Qualified XII (0.00)	534,159.447	9.05	4,834,143
Qualified XII (0.05)	310,107.063	19.68	6,102,907
Qualified XII (0.25)	3,821,284.321	8.10	30,952,403
Qualified XII (0.35)	684,493.913	8.05	5,510,176
Qualified XII (0.40)	185,234.743	13.24	2,452,508
Qualified XII (0.45)	463,259.176	8.01	3,710,706
Qualified XII (0.55)	655,875.000	7.96	5,220,765
Qualified XII (0.60)	2,670,005.920	7.94	21,199,847
Qualified XII (0.65)	322,235.607	7.92	2,552,106

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income (continued)
Qualified XII (0.70)	1,655,663.244	$ 7.89	$ 13,063,183
Qualified XII (0.75)	2,493,571.665	7.87	19,624,409
Qualified XII (0.80)	7,714,135.888	8.61	66,418,710
Qualified XII (0.85)	4,448,546.877	12.97	57,697,653
Qualified XII (0.90)	208,104.442	8.33	1,733,510
Qualified XII (0.95)	2,504,148.873	12.87	32,228,396
Qualified XII (1.00)	11,175,836.505	12.82	143,274,224
Qualified XII (1.05)	440,192.639	12.77	5,621,260
Qualified XII (1.10)	290,138.571	12.73	3,693,464
Qualified XII (1.15)	268,967.902	12.68	3,410,513
Qualified XII (1.20)	240,746.714	12.63	3,040,631
Qualified XII (1.25)	102,355.008	12.58	1,287,626
Qualified XII (1.30)	10,758.899	12.53	134,809
Qualified XII (1.35)	8,525.461	12.49	106,483
Qualified XII (1.40)	40,201.206	12.44	500,103
Qualified XII (1.45)	120.743	12.39	1,496
Qualified XII (1.50)	15,852.918	12.34	195,625
Qualified XIX	21,163.867	249.58	5,282,078
Qualified XV	428,543.615	19.42	8,322,317
Qualified XVI	863,597.272	18.70	16,149,269
Qualified XVII	2,901,192.758	19.33	56,080,056
Qualified XVIII	3,034,797.465	19.33	58,662,635
Qualified XX	70,610.216	189.32	13,367,926
Qualified XXI	286,831.237	19.56	5,610,419
Qualified XXII	894.459	19.67	17,594
Qualified XXIV	1,122,704.658	12.88	14,460,436
Qualified XXIX	1,712.415	186.23	318,903
Qualified XXV	555,079.454	19.42	10,779,643
Qualified XXVI	76,221.107	19.33	1,473,354
Qualified XXVII	907,961.903	187.76	170,478,927
Qualified XXVIII	15,106.443	187.17	2,827,473
Qualified XXX	47,536.245	184.80	8,784,698
Qualified XXXII	855,351.052	10.46	8,946,972
	121,775,144.343		$ 2,310,967,207

ING GET U.S. Core - Series 1
Contracts in accumulation period:
Qualified XXVII	231,301.945	$ 10.28	$ 2,377,784
	231,301.945		$ 2,377,784

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core - Series 2
Contracts in accumulation period:
Qualified V	1,392.722	$ 10.03	$ 13,969
Qualified VI	319,283.167	10.04	3,205,603
Qualified XII (0.80)	452,117.015	10.05	4,543,776
Qualified XII (1.00)	985,723.606	10.04	9,896,665
Qualified XII (1.25)	200.598	10.03	2,012
Qualified XVII	15,326.892	10.04	153,882
Qualified XXVII	64,205.578	10.04	644,624
Qualified XXVIII	216,983.167	10.04	2,178,511
	2,055,232.745		$ 20,639,042

ING GET U.S. Core - Series 3
Contracts in accumulation period:
Qualified VI	6,375.200	$ 10.00	$ 63,752
Qualified X (1.25)	6,428.600	10.00	64,286
Qualified XII (0.80)	2,827.427	9.99	28,246
Qualified XXVII	3,607.600	10.00	36,076
Qualified XXVIII	1,435.000	10.00	14,350
	20,673.827		$ 206,710

ING VP Technology
Contracts in accumulation period:
Qualified V	2,220.435	$ 3.67	$ 8,149
Qualified VI	5,560,963.521	3.70	20,575,565
Qualified VIII	1,749.322	3.69	6,455
Qualified X (1.15)	79,810.242	3.71	296,096
Qualified X (1.25)	340,052.433	3.70	1,258,194
Qualified XII (0.00)	25,361.921	9.06	229,779
Qualified XII (0.05)	161,993.650	3.78	612,336
Qualified XII (0.25)	265,668.407	3.83	1,017,510
Qualified XII (0.35)	57,346.598	3.82	219,064
Qualified XII (0.55)	76,442.479	3.79	289,717
Qualified XII (0.60)	245,025.660	3.78	926,197
Qualified XII (0.65)	11,821.694	3.78	44,686
Qualified XII (0.70)	97,529.177	3.77	367,685
Qualified XII (0.75)	150,698.403	3.76	566,626
Qualified XII (0.80)	1,424,607.715	3.76	5,356,525
Qualified XII (0.85)	262,849.333	3.75	985,685
Qualified XII (0.90)	17,133.421	3.74	64,079
Qualified XII (0.95)	413,690.910	3.74	1,547,204
Qualified XII (1.00)	1,703,627.882	3.73	6,354,532
Qualified XII (1.05)	52,892.742	3.72	196,761
Qualified XII (1.10)	47,125.336	3.71	174,835

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Technology (continued)
Qualified XII (1.15)	22,386.252	$ 3.71	$ 83,053
Qualified XII (1.20)	84,296.756	3.70	311,898
Qualified XII (1.25)	50,843.090	3.69	187,611
Qualified XII (1.30)	132.520	3.69	489
Qualified XII (1.35)	7,675.815	3.68	28,247
Qualified XII (1.40)	20,643.052	3.67	75,760
Qualified XII (1.50)	4,834.427	3.66	17,694
Qualified XV	20,959.091	3.74	78,387
Qualified XVI	62,907.922	3.66	230,243
Qualified XVII	13,255.228	3.73	49,442
Qualified XVIII	8,959.249	3.73	33,418
Qualified XXI	139,563.033	3.76	524,757
Qualified XXIV	179,377.599	3.75	672,666
Qualified XXV	113,616.710	3.77	428,335
Qualified XXVI	16,269.681	3.76	61,174
Qualified XXVII	915,252.745	3.64	3,331,520
Qualified XXXII	8,037.914	10.26	82,469
	12,667,622.365		$ 47,294,843

ING VP Growth
Currently payable annuity contracts:			$ 213,823
Contracts in accumulation period:
Qualified III	1,222.125	$ 10.26	12,539
Qualified VI	3,045,564.175	13.51	41,145,572
Qualified VIII	1,591.111	13.50	21,480
Qualified X (1.15)	29,689.191	13.60	403,773
Qualified X (1.25)	371,563.657	13.51	5,019,825
Qualified XII (0.00)	47,094.463	8.85	416,786
Qualified XII (0.05)	30,112.670	13.97	420,674
Qualified XII (0.25)	129,316.027	9.11	1,178,069
Qualified XII (0.35)	81,287.417	9.06	736,464
Qualified XII (0.40)	277,097.249	14.18	3,929,239
Qualified XII (0.45)	125,309.555	9.00	1,127,786
Qualified XII (0.55)	16,868.044	8.95	150,969
Qualified XII (0.60)	55,609.630	8.93	496,594
Qualified XII (0.65)	24,604.606	8.90	218,981
Qualified XII (0.70)	226,515.540	8.88	2,011,458
Qualified XII (0.75)	383,607.571	8.85	3,394,927
Qualified XII (0.80)	843,691.542	10.05	8,479,100
Qualified XII (0.85)	133,977.809	13.88	1,859,612
Qualified XII (0.90)	22,925.283	9.73	223,063

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth (continued)
Qualified XII (0.95)	155,150.689	$ 13.79	$ 2,139,528
Qualified XII (1.00)	973,610.262	13.74	13,377,405
Qualified XII (1.05)	88,043.390	13.69	1,205,314
Qualified XII (1.10)	27,282.930	13.65	372,412
Qualified XII (1.15)	27,923.750	13.60	379,763
Qualified XII (1.20)	34,155.867	13.55	462,812
Qualified XII (1.25)	27,790.377	13.51	375,448
Qualified XII (1.30)	8,072.288	13.46	108,653
Qualified XII (1.35)	1,336.066	13.42	17,930
Qualified XII (1.40)	13,147.345	13.37	175,780
Qualified XII (1.45)	1,401.275	13.33	18,679
Qualified XII (1.50)	6,483.284	13.28	86,098
Qualified XV	6,513.633	13.79	89,823
Qualified XVI	55,705.497	13.28	739,769
Qualified XVII	31,187.343	13.51	421,341
Qualified XVIII	42,086.759	13.82	581,639
Qualified XXI	32,605.332	13.88	452,562
Qualified XXIV	75,902.029	13.80	1,047,448
Qualified XXV	65,888.405	13.80	909,260
Qualified XXVI	18,941.515	13.73	260,067
Qualified XXVII	222,349.605	5.06	1,125,089
Qualified XXXII	15,889.061	10.33	164,134
	7,779,114.367		$ 95,971,688

ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 1,772,364
Contracts in accumulation period:
Qualified V	232.300	$ 16.78	3,898
Qualified VI	12,437,634.865	16.98	211,191,040
Qualified VIII	4,142.782	16.97	70,303
Qualified X (1.15)	134,887.661	17.10	2,306,579
Qualified X (1.25)	1,129,974.323	16.98	19,186,964
Qualified XII (0.00)	2,835.832	9.74	27,621
Qualified XII (0.00)	82,914.476	9.74	807,587
Qualified XII (0.05)	399,918.270	17.57	7,026,564
Qualified XII (0.25)	606,047.026	10.76	6,521,066
Qualified XII (0.35)	97,591.589	10.70	1,044,230
Qualified XII (0.40)	401,590.868	17.85	7,168,397
Qualified XII (0.45)	401,289.380	10.64	4,269,719
Qualified XII (0.55)	239,180.152	10.58	2,530,526

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
Qualified XII (0.60)	270,329.858	$ 10.55	$ 2,851,980
Qualified XII (0.65)	62,412.155	10.53	657,200
Qualified XII (0.70)	261,291.048	10.50	2,743,556
Qualified XII (0.75)	868,786.150	10.47	9,096,191
Qualified XII (0.80)	3,475,310.997	11.64	40,452,620
Qualified XII (0.85)	821,901.487	17.48	14,366,838
Qualified XII (0.90)	64,084.862	11.23	719,673
Qualified XII (0.95)	676,178.040	17.35	11,731,689
Qualified XII (1.00)	4,324,533.950	17.29	74,771,192
Qualified XII (1.05)	239,182.588	17.23	4,121,116
Qualified XII (1.10)	160,364.473	17.17	2,753,458
Qualified XII (1.15)	65,867.134	17.10	1,126,328
Qualified XII (1.20)	78,790.082	17.04	1,342,583
Qualified XII (1.25)	90,606.478	16.98	1,538,498
Qualified XII (1.30)	16,185.875	16.92	273,865
Qualified XII (1.35)	7,272.835	16.86	122,620
Qualified XII (1.40)	63,683.979	16.79	1,069,254
Qualified XII (1.45)	533.891	16.73	8,932
Qualified XII (1.50)	12,701.499	16.67	211,734
Qualified XIV	2,235.512	16.98	37,959
Qualified XV	42,075.087	17.34	729,582
Qualified XVI	186,465.449	16.70	3,113,973
Qualified XVII	70,965.828	17.09	1,212,806
Qualified XVIII	75,021.013	17.37	1,303,115
Qualified XXI	120,968.614	17.46	2,112,112
Qualified XXIV	111,794.358	17.37	1,941,868
Qualified XXV	120,188.062	17.34	2,084,061
Qualified XXVI	22,931.924	17.26	395,805
Qualified XXVII	2,418,495.269	17.12	41,404,639
Qualified XXVIII	844,513.717	17.06	14,407,404
Qualified XXXII	76,298.362	10.38	791,977
	31,590,210.100		$ 503,421,486

ING VP Index Plus MidCap
Contracts in accumulation period:
Qualified III	382.283	$ 16.99	$ 6,495
Qualified V	593.511	16.18	9,603
Qualified VI	5,001,907.353	16.32	81,631,128

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap (continued)
Qualified VIII	3,172.304	$ 16.32	$ 51,772
Qualified X (1.15)	44,161.876	16.42	725,138
Qualified X (1.25)	435,317.157	16.32	7,104,376
Qualified XII (0.00)	154.422	11.76	1,816
Qualified XII (0.05)	188,383.066	16.83	3,170,487
Qualified XII (0.15)	46,147.498	11.79	544,079
Qualified XII (0.25)	146,203.450	17.68	2,584,877
Qualified XII (0.35)	84,568.772	17.58	1,486,719
Qualified XII (0.40)	98,071.311	17.08	1,675,058
Qualified XII (0.45)	152,269.279	17.48	2,661,667
Qualified XII (0.55)	81,313.176	17.38	1,413,223
Qualified XII (0.60)	302,362.262	17.33	5,239,938
Qualified XII (0.65)	59,841.956	17.28	1,034,069
Qualified XII (0.70)	139,627.858	17.23	2,405,788
Qualified XII (0.75)	200,049.098	17.19	3,438,844
Qualified XII (0.80)	1,703,943.881	16.75	28,541,060
Qualified XII (0.85)	340,100.778	16.70	5,679,683
Qualified XII (0.90)	16,410.631	16.65	273,237
Qualified XII (0.95)	334,281.927	16.60	5,549,080
Qualified XII (1.00)	1,475,862.017	16.56	24,440,275
Qualified XII (1.05)	131,115.869	16.51	2,164,723
Qualified XII (1.10)	91,228.311	16.46	1,501,618
Qualified XII (1.15)	27,867.113	16.42	457,578
Qualified XII (1.20)	57,702.993	16.37	944,598
Qualified XII (1.25)	64,629.350	16.32	1,054,751
Qualified XII (1.30)	12,239.067	16.28	199,252
Qualified XII (1.35)	4,942.021	16.23	80,209
Qualified XII (1.40)	40,269.159	16.18	651,555
Qualified XII (1.45)	542.379	16.14	8,754
Qualified XII (1.50)	7,102.859	16.09	114,285
Qualified XV	19,607.952	16.60	325,492
Qualified XVI	87,242.635	16.09	1,403,734
Qualified XVII	16,748.223	16.32	273,331
Qualified XVIII	22,748.407	16.32	371,254
Qualified XXI	47,855.682	16.72	800,147
Qualified XXIV	144,459.892	16.63	2,402,368
Qualified XXV	82,713.917	16.67	1,378,841
Qualified XXVI	21,076.552	16.59	349,660
Qualified XXVII	1,232,142.265	17.13	21,106,597
Qualified XXVIII	1,075,119.555	17.08	18,363,042
Qualified XXXII	13,867.682	10.18	141,173
	14,056,347.749		$ 233,761,374

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap
Contracts in accumulation period:
Qualified III	404.818	$ 12.66	$ 5,125
Qualified VI	2,650,449.959	12.19	32,308,985
Qualified VIII	814.520	12.19	9,929
Qualified X (1.15)	39,667.292	12.26	486,321
Qualified X (1.25)	219,909.023	12.19	2,680,691
Qualified XII (0.00)	108.354	12.09	1,310
Qualified XII (0.00)	10,442.184	12.09	126,246
Qualified XII (0.05)	157,126.651	12.57	1,975,082
Qualified XII (0.25)	86,954.546	13.42	1,166,930
Qualified XII (0.35)	47,520.914	13.34	633,929
Qualified XII (0.45)	55,774.227	13.27	740,124
Qualified XII (0.55)	30,179.015	13.20	398,363
Qualified XII (0.60)	145,109.498	13.16	1,909,641
Qualified XII (0.65)	27,776.982	13.12	364,434
Qualified XII (0.70)	61,910.933	13.08	809,795
Qualified XII (0.75)	133,343.908	13.05	1,740,138
Qualified XII (0.80)	694,475.379	12.51	8,687,887
Qualified XII (0.85)	194,812.991	12.47	2,429,318
Qualified XII (0.90)	7,681.753	12.44	95,561
Qualified XII (0.95)	191,912.016	12.40	2,379,709
Qualified XII (1.00)	729,175.182	12.37	9,019,897
Qualified XII (1.05)	36,243.309	12.33	446,880
Qualified XII (1.10)	24,474.960	12.30	301,042
Qualified XII (1.15)	18,737.684	12.26	229,724
Qualified XII (1.20)	15,699.510	12.23	192,005
Qualified XII (1.25)	41,584.824	12.19	506,919
Qualified XII (1.30)	389.885	12.16	4,741
Qualified XII (1.35)	2,682.673	12.12	32,514
Qualified XII (1.40)	21,695.037	12.09	262,293
Qualified XII (1.45)	217.179	12.05	2,617
Qualified XII (1.50)	5,706.073	12.02	68,587
Qualified XV	11,491.855	12.40	142,499
Qualified XVI	51,117.388	12.02	614,431
Qualified XVII	12,551.354	12.19	153,001
Qualified XVIII	37,252.830	12.19	454,112
Qualified XXI	18,770.136	12.49	234,439
Qualified XXIV	61,797.021	12.42	767,519
Qualified XXV	38,562.490	12.45	480,103
Qualified XXVI	10,241.404	12.39	126,891

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap (continued)
Qualified XXVII	810,650.039	$ 12.77	$ 10,352,001
Qualified XXVIII	821,680.833	12.73	10,459,997
Qualified XXXII	12,695.196	10.20	129,491
	7,539,791.825		$ 93,931,221

ING VP International Equity
Currently payable annuity contracts:			$ 66,051
Contracts in accumulation period:
Qualified VI	670,636.073	$ 8.15	5,465,684
Qualified VIII	13.006	8.15	106
Qualified X (1.15)	1,072.683	8.20	8,796
Qualified X (1.25)	88,586.013	8.15	721,976
Qualified XII (0.05)	2,477.262	8.40	20,809
Qualified XII (0.15)	1,743.592	9.52	16,599
Qualified XII (0.25)	20,866.469	8.41	175,487
Qualified XII (0.35)	9,839.952	8.36	82,262
Qualified XII (0.40)	83,086.987	8.53	708,732
Qualified XII (0.45)	25,807.461	8.31	214,460
Qualified XII (0.55)	2,237.122	8.27	18,501
Qualified XII (0.60)	23,258.495	8.24	191,650
Qualified XII (0.65)	3,407.786	8.22	28,012
Qualified XII (0.70)	50,983.049	8.20	418,061
Qualified XII (0.75)	40,123.868	8.17	327,812
Qualified XII (0.80)	60,408.134	8.36	505,012
Qualified XII (0.85)	45,890.887	8.34	382,730
Qualified XII (0.90)	2,064.303	8.32	17,175
Qualified XII (0.95)	40,438.962	8.29	335,239
Qualified XII (1.00)	136,591.778	8.27	1,129,614
Qualified XII (1.05)	5,882.281	8.24	48,470
Qualified XII (1.10)	9,763.017	8.22	80,252
Qualified XII (1.15)	5,251.585	8.20	43,063
Qualified XII (1.20)	5,978.335	8.17	48,843
Qualified XII (1.25)	10,368.221	8.15	84,501
Qualified XII (1.35)	621.455	8.11	5,040
Qualified XII (1.40)	5,217.574	8.08	42,158
Qualified XII (1.50)	2,052.363	8.04	16,501
Qualified XV	1,628.709	8.29	13,502
Qualified XVI	11,564.552	8.04	92,979
Qualified XVIII	19,835.215	8.15	161,657
Qualified XXI	5,207.665	8.35	43,484
Qualified XXIV	18,616.847	8.31	154,706

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Equity (continued)
Qualified XXV	10,559.064	$ 8.33	$ 87,957
Qualified XXVI	1,197.947	8.28	9,919
Qualified XXVII	27,704.664	5.79	160,410
Qualified XXXII	466.350	10.52	4,906
	1,451,449.726		$ 11,933,116

ING VP Small Company
Currently payable annuity contracts:			$ 309,406
Contracts in accumulation period:
Qualified III	106.537	$ 14.38	1,532
Qualified V	415.396	19.42	8,067
Qualified VI	3,063,779.063	19.63	60,141,983
Qualified VIII	975.484	19.62	19,139
Qualified X (1.15)	46,260.375	19.76	914,105
Qualified X (1.25)	340,139.939	19.63	6,676,947
Qualified XII (0.00)	57.847	10.96	634
Qualified XII (0.00)	29,691.971	10.96	325,424
Qualified XII (0.05)	40,715.862	20.30	826,532
Qualified XII (0.25)	109,169.446	13.91	1,518,547
Qualified XII (0.35)	65,948.879	13.83	912,073
Qualified XII (0.40)	196,624.417	20.60	4,050,463
Qualified XII (0.45)	101,741.236	13.75	1,398,942
Qualified XII (0.55)	54,596.489	13.67	746,334
Qualified XII (0.60)	199,373.240	13.64	2,719,451
Qualified XII (0.65)	28,665.956	13.60	389,857
Qualified XII (0.70)	124,414.971	13.56	1,687,067
Qualified XII (0.75)	389,816.420	13.52	5,270,318
Qualified XII (0.80)	2,251,555.563	14.38	32,377,369
Qualified XII (0.85)	230,419.940	20.16	4,645,266
Qualified XII (0.90)	26,388.881	13.94	367,861
Qualified XII (0.95)	185,488.267	20.03	3,715,330
Qualified XII (1.00)	1,108,004.159	19.96	22,115,763
Qualified XII (1.05)	56,456.712	19.89	1,122,924
Qualified XII (1.10)	46,692.940	19.83	925,921
Qualified XII (1.15)	16,987.095	19.76	335,665
Qualified XII (1.20)	45,397.258	19.69	893,872
Qualified XII (1.25)	36,392.715	19.63	714,389
Qualified XII (1.30)	7,535.379	19.56	147,392
Qualified XII (1.35)	813.385	19.50	15,861
Qualified XII (1.40)	22,131.344	19.43	430,012
Qualified XII (1.45)	1,116.727	19.37	21,631
Qualified XII (1.50)	6,127.980	19.30	118,270

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company (continued)
Qualified XV	9,137.144	$ 20.03	$ 183,017
Qualified XVI	63,826.218	19.30	1,231,846
Qualified XVII	10,493.785	19.63	205,993
Qualified XVIII	20,559.661	20.08	412,838
Qualified XXI	26,384.978	20.17	532,185
Qualified XXIV	94,805.336	20.05	1,900,847
Qualified XXV	38,272.469	20.05	767,363
Qualified XXVI	12,997.443	19.95	259,299
Qualified XXVII	585,453.751	9.73	5,696,465
Qualified XXVIII	18,757.143	10.36	194,324
Qualified XXXII	17,978.627	10.20	183,382
	9,732,668.428		$ 167,431,906

ING VP Value Opportunity
Contracts in accumulation period:
Qualified III	186.699	$ 12.48	$ 2,330
Qualified V	10,405.620	16.37	170,340
Qualified VI	2,194,150.846	16.54	36,291,255
Qualified VIII	638.718	16.53	10,558
Qualified X (1.15)	48,720.648	16.66	811,686
Qualified X (1.25)	216,750.726	16.54	3,585,057
Qualified XII (0.00)	3.164	8.85	28
Qualified XII (0.00)	25,070.508	8.85	221,874
Qualified XII (0.05)	4,074.343	17.11	69,712
Qualified XII (0.25)	145,861.505	11.56	1,686,159
Qualified XII (0.35)	54,864.926	11.49	630,398
Qualified XII (0.45)	23,686.439	11.43	270,736
Qualified XII (0.55)	176,454.929	11.36	2,004,528
Qualified XII (0.60)	168,525.419	11.33	1,909,393
Qualified XII (0.65)	19,360.974	11.30	218,779
Qualified XII (0.70)	208,236.912	11.27	2,346,830
Qualified XII (0.75)	254,954.270	11.24	2,865,686
Qualified XII (0.80)	902,500.486	12.34	11,136,856
Qualified XII (0.85)	175,630.547	16.99	2,983,963
Qualified XII (0.90)	21,322.591	12.04	256,724
Qualified XII (0.95)	183,354.503	16.88	3,095,024
Qualified XII (1.00)	2,184,378.240	16.82	36,741,242
Qualified XII (1.05)	44,764.818	16.77	750,706
Qualified XII (1.10)	29,574.686	16.71	494,193
Qualified XII (1.15)	15,334.574	16.66	255,474

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity (continued)
Qualified XII (1.20)	36,246.747	$ 16.60	$ 601,696
Qualified XII (1.25)	31,378.174	16.54	518,995
Qualified XII (1.30)	6,566.162	16.49	108,276
Qualified XII (1.35)	1,852.708	16.43	30,440
Qualified XII (1.40)	19,926.557	16.38	326,397
Qualified XII (1.45)	219.914	16.32	3,589
Qualified XII (1.50)	3,257.652	16.27	53,002
Qualified XV	2,779.680	16.88	46,921
Qualified XVI	35,769.023	16.27	581,962
Qualified XVII	13,046.131	16.54	215,783
Qualified XVIII	9,461.016	16.93	160,175
Qualified XXI	24,441.824	17.00	415,511
Qualified XXIV	45,411.894	16.90	767,461
Qualified XXV	28,633.432	16.90	483,905
Qualified XXVI	7,176.740	16.81	120,641
Qualified XXVII	921,088.633	12.58	11,587,295
Qualified XXVIII	657,440.909	12.54	8,244,309
Qualified XXXII	9,635.351	10.41	100,304
	8,963,139.638		$ 133,176,193

ING VP Growth Opportunities
Contracts in accumulation period:
Qualified VI	82,475.095	$ 7.91	$ 652,378
Qualified X (1.25)	21,003.035	7.91	166,134
Qualified XII (0.55)	6,140.049	8.04	49,366
Qualified XII (0.60)	191.532	8.03	1,538
Qualified XII (0.65)	353.616	8.02	2,836
Qualified XII (0.70)	493.883	8.01	3,956
Qualified XII (0.75)	1,241.625	8.00	9,933
Qualified XII (0.80)	4,065.125	8.00	32,521
Qualified XII (0.85)	2,120.901	7.99	16,946
Qualified XII (0.90)	183.834	7.98	1,467
Qualified XII (0.95)	4,662.609	7.97	37,161
Qualified XII (1.00)	22,491.332	7.96	179,031
Qualified XII (1.05)	1,654.717	7.95	13,155
Qualified XII (1.10)	3,815.869	7.94	30,298
Qualified XII (1.15)	313.871	7.93	2,489
Qualified XII (1.20)	39.520	7.92	313
Qualified XII (1.25)	317.952	7.91	2,515
Qualified XII (1.40)	715.736	7.88	5,640
Qualified XVI	1,741.221	7.86	13,686

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth Opportunities (continued)
Qualified XVIII	104.425	$ 7.91	$ 826
Qualified XXI	137.875	8.00	1,103
Qualified XXIV	5,175.814	7.98	41,303
Qualified XXV	4,011.596	8.02	32,173
Qualified XXVI	61.027	7.98	487
	163,512.259		$ 1,297,255

ING VP International Value
Contracts in accumulation period:
Qualified V	7,436.801	$ 10.19	$ 75,781
Qualified VI	588,086.315	10.23	6,016,123
Qualified X (1.15)	6,971.443	10.26	71,527
Qualified X (1.25)	63,811.926	10.23	652,796
Qualified XII (0.15)	1,627.202	10.33	16,809
Qualified XII (0.40)	44,119.139	10.45	461,045
Qualified XII (0.45)	3,791.762	10.44	39,586
Qualified XII (0.55)	22,632.469	10.41	235,604
Qualified XII (0.60)	240.673	10.40	2,503
Qualified XII (0.65)	11,680.829	10.38	121,247
Qualified XII (0.70)	7,979.846	10.37	82,751
Qualified XII (0.75)	94,157.046	10.36	975,467
Qualified XII (0.80)	283,717.585	10.35	2,936,477
Qualified XII (0.85)	42,155.470	10.33	435,466
Qualified XII (0.90)	1,723.643	10.32	17,788
Qualified XII (0.95)	50,504.656	10.31	520,703
Qualified XII (1.00)	1,757,394.272	10.30	18,101,161
Qualified XII (1.05)	3,820.914	10.28	39,279
Qualified XII (1.10)	4,739.727	10.27	48,677
Qualified XII (1.15)	6,533.626	10.26	67,035
Qualified XII (1.20)	1,308.780	10.25	13,415
Qualified XII (1.25)	6,811.535	10.23	69,682
Qualified XII (1.30)	432.290	10.22	4,418
Qualified XII (1.35)	170.127	10.21	1,737
Qualified XII (1.40)	1,188.235	10.20	12,120
Qualified XII (1.50)	1,100.590	10.17	11,193
Qualified XV	23,603.977	10.31	243,357
Qualified XVI	7,503.048	10.17	76,306
Qualified XVIII	7,515.249	10.23	76,881
Qualified XXI	1,045.507	10.35	10,821
Qualified XXIV	22,552.178	10.33	232,964
Qualified XXV	6,381.503	10.38	66,240

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Value (continued)
Qualified XXVI	175.000	$ 10.32	$ 1,806
Qualified XXVIII	74,233.043	11.47	851,453
Qualified XXXII	54.623	10.49	573
	3,157,201.029		$ 32,590,791

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	96,657.758	$ 8.83	$ 853,488
Qualified XII (0.60)	56.663	8.93	506
Qualified XII (0.65)	28.363	8.92	253
Qualified XII (0.75)	728.283	8.91	6,489
Qualified XII (0.80)	1,496.854	8.90	13,322
Qualified XII (0.85)	29,340.608	8.89	260,838
Qualified XII (0.90)	123.509	8.89	1,098
Qualified XII (0.95)	4,947.297	8.88	43,932
Qualified XII (1.00)	24,590.079	8.87	218,114
Qualified XII (1.05)	42.551	8.86	377
Qualified XII (1.10)	266.366	8.86	2,360
Qualified XII (1.15)	24.746	8.85	219
Qualified XII (1.20)	728.959	8.84	6,444
Qualified XII (1.25)	2,285.730	8.83	20,183
Qualified XII (1.35)	28.798	8.82	254
Qualified XII (1.40)	49.262	8.81	434
Qualified XII (1.50)	8.068	8.80	71
Qualified XXI	1,076.404	8.90	9,580
Qualified XXIV	13,397.413	8.89	119,103
Qualified XXV	1,526.540	8.93	13,632
Qualified XXVI	57.593	8.89	512
	177,461.844		$ 1,571,209

ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified V	195.699	$ 9.30	$ 1,820
Qualified VI	214,875.991	9.33	2,004,793
Qualified X (1.15)	10,820.085	9.36	101,276
Qualified X (1.25)	27,408.681	9.33	255,723
Qualified XII (0.55)	8,674.842	9.50	82,411
Qualified XII (0.60)	3,293.671	9.48	31,224

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities (continued)
Qualified XII (0.65)	100.739	$ 9.47	$ 954
Qualified XII (0.70)	2,201.691	9.46	20,828
Qualified XII (0.75)	2,103.915	9.45	19,882
Qualified XII (0.80)	61,505.296	9.44	580,610
Qualified XII (0.85)	9,976.140	9.43	94,075
Qualified XII (0.90)	338.045	9.41	3,181
Qualified XII (0.95)	14,925.957	9.40	140,304
Qualified XII (1.00)	61,161.448	9.39	574,306
Qualified XII (1.05)	2,910.448	9.38	27,300
Qualified XII (1.10)	1,308.004	9.37	12,256
Qualified XII (1.15)	1,551.923	9.36	14,526
Qualified XII (1.20)	814.866	9.35	7,619
Qualified XII (1.25)	2,260.986	9.33	21,095
Qualified XII (1.35)	71.858	9.31	669
Qualified XII (1.40)	738.280	9.30	6,866
Qualified XII (1.45)	39.720	9.29	369
Qualified XII (1.50)	489.116	9.28	4,539
Qualified XVI	6,145.797	9.28	57,033
Qualified XXI	816.843	9.44	7,711
Qualified XXIV	9,076.752	9.42	85,503
Qualified XXV	2,900.950	9.47	27,472
Qualified XXVI	664.612	9.41	6,254
	447,372.355		$ 4,190,599

ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified V	17.379	$ 6.79	$ 118
Qualified VI	375,296.481	6.82	2,559,522
Qualified VIII	126.540	6.82	863
Qualified X (1.25)	55,321.407	6.82	377,292
Qualified XII (0.40)	49,377.012	6.96	343,664
Qualified XII (0.45)	6,492.242	6.96	45,186
Qualified XII (0.55)	324,055.043	6.94	2,248,942
Qualified XII (0.60)	3,496.681	6.93	24,232
Qualified XII (0.65)	12,372.832	6.92	85,620
Qualified XII (0.70)	6,539.942	6.91	45,191
Qualified XII (0.75)	1,593.768	6.90	10,997
Qualified XII (0.80)	83,909.275	6.90	578,974
Qualified XII (0.85)	47,391.002	6.89	326,524
Qualified XII (0.90)	794.767	6.88	5,468
Qualified XII (0.95)	22,816.739	6.87	156,751

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities (continued)
Qualified XII (1.00)	93,413.994	$ 6.86	$ 640,820
Qualified XII (1.05)	6,114.598	6.85	41,885
Qualified XII (1.10)	1,862.920	6.85	12,761
Qualified XII (1.15)	890.789	6.84	6,093
Qualified XII (1.20)	1,952.855	6.83	13,338
Qualified XII (1.25)	4,177.273	6.82	28,489
Qualified XII (1.30)	82.232	6.81	560
Qualified XII (1.35)	1.471	6.80	10
Qualified XII (1.40)	2,827.647	6.80	19,228
Qualified XII (1.45)	55.965	6.79	380
Qualified XII (1.50)	1,629.204	6.78	11,046
Qualified XV	1,326.055	6.87	9,110
Qualified XVI	10,396.902	6.78	70,491
Qualified XVII	2,169.208	6.82	14,794
Qualified XVIII	5,769.795	6.82	39,350
Qualified XXI	8,231.015	6.90	56,794
Qualified XXIV	19,478.634	6.88	134,013
Qualified XXV	19,388.584	6.92	134,169
Qualified XXVI	359.302	6.88	2,472
	1,169,729.553		$ 8,045,147

Janus Aspen Balanced
Contracts in accumulation period:
Qualified III	11,632.202	$ 23.57	$ 274,171
Qualified V	566.839	23.25	13,179
Qualified VI	7,256,210.607	23.57	171,028,884
Qualified VIII	3,560.425	23.55	83,848
Qualified X (1.15)	106,729.603	24.66	2,631,952
Qualified X (1.25)	825,908.998	24.45	20,193,475
Qualified XII (0.05)	68,994.342	24.39	1,682,772
Qualified XII (0.15)	2,636.679	10.66	28,107
Qualified XII (0.15)	101,415.947	10.66	1,081,094
Qualified XII (0.25)	371,220.516	14.72	5,464,366
Qualified XII (0.35)	147,555.465	14.64	2,160,212
Qualified XII (0.40)	472,292.437	22.08	10,428,217
Qualified XII (0.45)	492,113.187	14.56	7,165,168
Qualified XII (0.55)	463,652.348	14.48	6,713,686
Qualified XII (0.60)	539,471.606	14.44	7,789,970
Qualified XII (0.65)	40,976.581	14.39	589,653
Qualified XII (0.70)	201,193.728	14.35	2,887,130
Qualified XII (0.75)	557,555.066	14.31	7,978,613
Qualified XII (0.80)	1,443,439.339	15.43	22,272,269

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Qualified XII (0.85)	401,443.967	$ 21.63	$ 8,683,233
Qualified XII (0.90)	36,551.960	15.05	550,107
Qualified XII (0.95)	529,489.753	21.47	11,368,145
Qualified XII (1.00)	2,462,110.192	21.39	52,664,537
Qualified XII (1.05)	215,751.549	21.30	4,595,508
Qualified XII (1.10)	105,091.564	21.22	2,230,043
Qualified XII (1.15)	52,945.648	21.14	1,119,271
Qualified XII (1.20)	87,775.499	21.06	1,848,552
Qualified XII (1.25)	93,301.096	20.98	1,957,457
Qualified XII (1.30)	12,878.565	20.90	269,162
Qualified XII (1.35)	16,094.525	20.82	335,088
Qualified XII (1.40)	56,454.339	20.74	1,170,863
Qualified XII (1.45)	2,118.684	20.66	43,772
Qualified XII (1.50)	16,935.228	20.58	348,527
Qualified XV	18,571.790	24.07	447,023
Qualified XVI	136,615.235	23.17	3,165,375
Qualified XVII	15,245.821	23.57	359,344
Qualified XVIII	40,057.546	24.45	979,407
Qualified XXI	53,290.883	24.24	1,291,771
Qualified XXIV	156,124.302	21.48	3,353,550
Qualified XXV	182,292.526	23.95	4,365,906
Qualified XXVI	20,891.104	23.83	497,835
Qualified XXVII	1,323,124.039	9.36	12,384,441
Qualified XXXII	58,617.941	10.20	597,903
	19,200,899.671		$ 385,093,586

Janus Aspen Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	29,638.866	$ 9.88	$ 292,832
Qualified XVIII	2,915.081	9.88	28,801
Qualified XXVII	390,130.191	7.32	2,855,753
	422,684.138		$ 3,177,386
Janus Aspen Flexible Income
Contracts in accumulation period:
Qualified III	554.031	$ 19.97	$ 11,064
Qualified V	18.266	19.60	358
Qualified VI	1,837,860.885	19.89	36,555,053
Qualified VIII	200.855	19.88	3,993
Qualified X (1.15)	17,682.467	13.46	238,006
Qualified X (1.25)	195,320.553	13.38	2,613,389
Qualified XII (0.05)	14,373.725	20.59	295,955

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Flexible Income (continued)
Qualified XII (0.15)	430.666	$ 11.87	$ 5,112
Qualified XII (0.15)	19,210.362	11.87	228,027
Qualified XII (0.25)	127,758.286	14.12	1,803,947
Qualified XII (0.35)	113,466.168	14.04	1,593,065
Qualified XII (0.40)	159,803.831	17.49	2,794,969
Qualified XII (0.45)	85,947.994	13.96	1,199,834
Qualified XII (0.55)	66,480.633	13.89	923,416
Qualified XII (0.60)	106,724.476	13.85	1,478,134
Qualified XII (0.65)	37,987.111	13.81	524,602
Qualified XII (0.70)	177,585.766	13.77	2,445,356
Qualified XII (0.75)	141,683.613	13.73	1,945,316
Qualified XII (0.80)	519,546.924	13.98	7,263,266
Qualified XII (0.85)	220,008.285	17.14	3,770,942
Qualified XII (0.90)	11,849.640	13.90	164,710
Qualified XII (0.95)	165,590.177	17.00	2,815,033
Qualified XII (1.00)	835,934.298	16.94	14,160,727
Qualified XII (1.05)	55,454.384	16.88	936,070
Qualified XII (1.10)	64,425.223	16.81	1,082,988
Qualified XII (1.15)	20,155.702	16.75	337,608
Qualified XII (1.20)	36,470.923	16.68	608,335
Qualified XII (1.25)	36,940.012	16.62	613,943
Qualified XII (1.30)	2,114.553	16.56	35,017
Qualified XII (1.35)	3,815.646	16.49	62,920
Qualified XII (1.40)	20,452.039	16.43	336,027
Qualified XII (1.45)	179.291	16.37	2,935
Qualified XII (1.50)	8,331.453	16.31	135,886
Qualified XV	8,637.844	20.32	175,521
Qualified XVI	44,752.250	19.56	875,354
Qualified XVII	4,072.851	19.89	81,009
Qualified XVIII	15,773.169	13.38	211,045
Qualified XXI	17,291.153	20.46	353,777
Qualified XXIV	38,676.028	17.02	658,266
Qualified XXV	19,420.524	20.22	392,683
Qualified XXVI	10,529.473	20.12	211,853
Qualified XXXII	4,807.876	10.03	48,223
	5,268,319.406		$ 89,993,734

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth
Currently payable annuity contracts:			$ 372,186
Contracts in accumulation period:
Qualified I	48.400	$ 15.00	726
Qualified III	2,945.598	18.97	55,878
Qualified V	1,266.337	17.17	21,743
Qualified VI	5,119,108.510	17.39	89,021,297
Qualified VIII	2,826.222	17.39	49,148
Qualified X (1.15)	27,136.674	18.76	509,084
Qualified X (1.25)	546,093.549	18.60	10,157,340
Qualified XII (0.05)	27,542.166	18.00	495,759
Qualified XII (0.15)	43.258	9.27	401
Qualified XII (0.15)	77,042.934	9.27	714,188
Qualified XII (0.25)	297,917.664	10.36	3,086,427
Qualified XII (0.35)	142,024.272	10.30	1,462,850
Qualified XII (0.40)	375,069.904	15.65	5,869,844
Qualified XII (0.45)	145,651.074	10.24	1,491,467
Qualified XII (0.55)	67,479.882	10.19	687,620
Qualified XII (0.60)	405,618.406	10.16	4,121,083
Qualified XII (0.65)	60,104.837	10.13	608,862
Qualified XII (0.70)	404,628.416	10.10	4,086,747
Qualified XII (0.75)	309,975.968	10.07	3,121,458
Qualified XII (0.80)	1,247,164.015	11.06	13,793,634
Qualified XII (0.85)	482,647.684	15.33	7,398,989
Qualified XII (0.90)	54,717.510	10.68	584,383
Qualified XII (0.95)	434,594.478	15.21	6,610,182
Qualified XII (1.00)	1,265,821.782	15.15	19,177,200
Qualified XII (1.05)	133,310.331	15.10	2,012,986
Qualified XII (1.10)	84,700.000	15.04	1,273,888
Qualified XII (1.15)	46,216.088	14.98	692,317
Qualified XII (1.20)	74,901.273	14.92	1,117,527
Qualified XII (1.25)	65,449.765	14.87	973,238
Qualified XII (1.30)	6,559.149	14.81	97,141
Qualified XII (1.35)	2,881.017	14.75	42,495
Qualified XII (1.40)	26,960.204	14.70	396,315
Qualified XII (1.45)	27.937	14.64	409
Qualified XII (1.50)	16,359.328	14.58	238,519
Qualified XV	22,256.701	17.76	395,279
Qualified XVI	109,008.011	17.10	1,864,037
Qualified XVII	17,897.413	17.39	311,236
Qualified XVIII	29,420.645	18.60	547,224
Qualified XXI	73,651.146	17.89	1,317,619
Qualified XXII	264.369	17.99	4,756

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth (continued)
Qualified XXIV	123,989.619	$ 15.22	$ 1,887,122
Qualified XXV	129,041.742	17.68	2,281,458
Qualified XXVI	23,826.493	17.59	419,108
Qualified XXVII	2,273,528.228	19.13	43,492,595
Qualified XXVIII	349,828.534	19.03	6,657,237
Qualified XXXII	45,550.537	10.25	466,893
	15,153,098.070		$ 239,987,895

Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Qualified I	41.172	$ 12.46	$ 513
Qualified III	2,463.433	20.51	50,525
Qualified V	760.671	17.57	13,365
Qualified VI	10,733,566.293	17.83	191,379,487
Qualified VIII	9,346.745	17.82	166,559
Qualified X (1.15)	31,359.389	17.36	544,399
Qualified X (1.25)	933,352.993	17.21	16,063,005
Qualified XII (0.05)	130,267.118	18.46	2,404,731
Qualified XII (0.15)	206,593.853	9.11	1,882,070
Qualified XII (0.25)	661,788.409	10.87	7,193,640
Qualified XII (0.35)	428,140.518	10.81	4,628,199
Qualified XII (0.45)	514,448.186	10.75	5,530,318
Qualified XII (0.55)	132,199.532	10.69	1,413,213
Qualified XII (0.60)	835,146.717	10.66	8,902,664
Qualified XII (0.65)	104,528.974	10.63	1,111,143
Qualified XII (0.70)	506,568.962	10.60	5,369,631
Qualified XII (0.75)	738,028.855	10.57	7,800,965
Qualified XII (0.80)	2,545,095.335	11.36	28,912,283
Qualified XII (0.85)	1,069,289.829	12.29	13,141,572
Qualified XII (0.90)	67,042.034	11.11	744,837
Qualified XII (0.95)	1,055,672.765	12.19	12,868,651
Qualified XII (1.00)	3,676,654.568	12.15	44,671,353
Qualified XII (1.05)	283,725.703	12.10	3,433,081
Qualified XII (1.10)	215,734.025	12.05	2,599,595
Qualified XII (1.15)	96,156.370	12.01	1,154,838
Qualified XII (1.20)	176,182.776	11.96	2,107,146
Qualified XII (1.25)	130,327.601	11.92	1,553,505
Qualified XII (1.30)	16,830.329	11.87	199,776
Qualified XII (1.35)	28,485.799	11.83	336,987
Qualified XII (1.40)	81,861.375	11.78	964,327
Qualified XII (1.45)	1,673.339	11.74	19,645

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Qualified XII (1.50)	29,900.428	$ 11.69	$ 349,536
Qualified XV	65,859.748	18.21	1,199,306
Qualified XVI	225,237.593	17.53	3,948,415
Qualified XVII	45,263.433	17.83	807,047
Qualified XVIII	34,073.794	17.21	586,410
Qualified XXI	183,994.984	18.34	3,374,468
Qualified XXII	43.794	18.45	808
Qualified XXIV	373,030.328	12.20	4,550,970
Qualified XXV	285,859.823	18.12	5,179,780
Qualified XXVI	83,227.066	18.03	1,500,584
Qualified XXVII	2,995,702.321	20.68	61,951,124
Qualified XXVIII	397,639.718	20.57	8,179,449
Qualified XXXII	43,838.424	10.28	450,659
	30,177,005.122		$ 459,240,579

Janus Aspen Worldwide Growth
Currently payable annuity contracts:			$ 562,310
Contracts in accumulation period:
Qualified III	4,309.861	$ 22.21	95,722
Qualified V	666.228	19.75	13,158
Qualified VI	11,057,738.249	19.87	219,717,259
Qualified VIII	11,159.748	19.80	220,963
Qualified X (1.15)	56,303.154	22.51	1,267,384
Qualified X (1.25)	1,007,273.387	22.32	22,482,342
Qualified XII (0.05)	109,282.207	20.57	2,247,935
Qualified XII (0.15)	148,161.936	9.09	1,346,792
Qualified XII (0.25)	1,001,125.845	10.06	10,071,326
Qualified XII (0.35)	198,240.900	10.00	1,982,409
Qualified XII (0.40)	372,534.112	17.12	6,377,784
Qualified XII (0.45)	686,352.112	9.94	6,822,340
Qualified XII (0.55)	185,756.623	9.89	1,837,133
Qualified XII (0.60)	877,170.791	9.86	8,648,904
Qualified XII (0.65)	106,848.627	9.83	1,050,322
Qualified XII (0.70)	599,951.123	9.80	5,879,521
Qualified XII (0.75)	867,437.730	9.78	8,483,541
Qualified XII (0.80)	2,989,916.143	11.46	34,264,439
Qualified XII (0.85)	880,705.665	16.77	14,769,434
Qualified XII (0.90)	81,790.054	11.16	912,777
Qualified XII (0.95)	827,665.766	16.65	13,780,635
Qualified XII (1.00)	3,013,889.204	16.58	49,970,283
Qualified XII (1.05)	322,653.572	16.52	5,330,237

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Worldwide Growth (continued)
Qualified XII (1.10)	169,054.800	$ 16.46	$ 2,782,642
Qualified XII (1.15)	99,791.946	16.39	1,635,590
Qualified XII (1.20)	121,604.960	16.33	1,985,809
Qualified XII (1.25)	80,105.593	16.27	1,303,318
Qualified XII (1.30)	11,023.751	16.21	178,695
Qualified XII (1.35)	11,143.928	16.14	179,863
Qualified XII (1.40)	63,635.323	16.08	1,023,256
Qualified XII (1.45)	1,524.220	16.02	24,418
Qualified XII (1.50)	21,793.045	15.96	347,817
Qualified XV	49,570.478	20.29	1,005,785
Qualified XVI	225,470.880	19.54	4,405,701
Qualified XVII	55,481.279	19.87	1,102,413
Qualified XVIII	48,765.995	22.32	1,088,457
Qualified XXI	122,073.630	20.44	2,495,185
Qualified XXII	1,017.559	20.56	20,921
Qualified XXIV	270,272.209	16.66	4,502,735
Qualified XXV	154,059.485	20.19	3,110,461
Qualified XXVI	58,238.955	20.10	1,170,603
Qualified XXVII	3,460,836.758	22.39	77,488,135
Qualified XXVIII	513,996.005	22.28	11,451,831
Qualified XXXII	71,422.783	10.49	749,225
	31,017,816.619		$ 536,187,810

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	75,601.664	$ 4.81	$ 363,644
Qualified XII (1.10)	41,602.505	4.79	199,276
	117,204.169		$ 562,920

Lord Abbett Growth and Income
Contracts in accumulation period:
Qualified V	2,315.613	$ 10.12	$ 23,434
Qualified VI	2,027,718.701	10.16	20,601,622
Qualified VIII	3,578.839	10.16	36,361
Qualified X (1.15)	45,240.726	10.19	461,003
Qualified X (1.25)	250,015.945	10.16	2,540,162
Qualified XII (0.45)	796.332	10.36	8,250
Qualified XII (0.55)	153,706.963	10.34	1,589,330
Qualified XII (0.60)	23,649.565	10.33	244,300

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Growth and Income (continued)
Qualified XII (0.65)	52,412.997	$ 10.31	$ 540,378
Qualified XII (0.70)	50,119.223	10.30	516,228
Qualified XII (0.75)	178,005.540	10.29	1,831,677
Qualified XII (0.80)	415,602.532	10.27	4,268,238
Qualified XII (0.85)	252,309.357	10.26	2,588,694
Qualified XII (0.90)	10,721.756	10.25	109,898
Qualified XII (0.95)	178,616.993	10.24	1,829,038
Qualified XII (1.00)	974,839.726	10.22	9,962,862
Qualified XII (1.05)	44,246.523	10.21	451,757
Qualified XII (1.10)	20,909.020	10.20	213,272
Qualified XII (1.15)	7,117.861	10.19	72,531
Qualified XII (1.20)	19,788.299	10.17	201,247
Qualified XII (1.25)	30,858.071	10.16	313,518
Qualified XII (1.30)	879.310	10.15	8,925
Qualified XII (1.35)	2,809.566	10.14	28,489
Qualified XII (1.40)	15,853.953	10.12	160,442
Qualified XII (1.45)	556.182	10.11	5,623
Qualified XII (1.50)	17,999.307	10.10	181,793
Qualified XV	24,096.875	10.24	246,752
Qualified XVI	39,264.554	10.10	396,572
Qualified XVII	10,786.319	10.16	109,589
Qualified XVIII	11,858.760	10.16	120,485
Qualified XXI	18,705.842	10.27	192,109
Qualified XXIV	30,407.310	10.26	311,979
Qualified XXV	28,021.672	10.29	288,343
Qualified XXVI	2,908.000	10.25	29,807
Qualified XXXII	4,573.659	10.44	47,749
	4,951,291.891		$ 50,532,457

Lord Abbett Mid-Cap Value - Class VC
Contracts in accumulation period:
NYSUT 457	92,123.492	$ 12.77	$ 1,176,417
Qualified VI	1,056,375.805	10.25	10,827,852
Qualified X (1.15)	41,845.817	10.28	430,175
Qualified X (1.25)	133,264.196	10.25	1,365,958
Qualified XII (0.15)	2,986.695	11.65	34,795
Qualified XII (0.45)	6,395.507	10.46	66,897
Qualified XII (0.55)	107,161.170	10.43	1,117,691
Qualified XII (0.60)	9,838.196	10.42	102,514
Qualified XII (0.65)	2,114.601	10.41	22,013
Qualified XII (0.70)	18,240.520	10.39	189,519

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value - Class VC (continued)
Qualified XII (0.75)	34,280.347	$ 10.38	$ 355,830
Qualified XII (0.80)	206,995.565	10.37	2,146,544
Qualified XII (0.85)	106,857.488	10.35	1,105,975
Qualified XII (0.90)	4,787.234	10.34	49,500
Qualified XII (0.95)	79,607.841	10.33	822,349
Qualified XII (1.00)	476,178.489	10.32	4,914,162
Qualified XII (1.05)	20,087.476	10.30	206,901
Qualified XII (1.10)	14,828.377	10.29	152,584
Qualified XII (1.15)	16,651.362	10.28	171,176
Qualified XII (1.20)	11,066.018	10.27	113,648
Qualified XII (1.25)	13,049.951	10.25	133,762
Qualified XII (1.30)	799.316	10.24	8,185
Qualified XII (1.35)	1,170.186	10.23	11,971
Qualified XII (1.40)	10,530.333	10.22	107,620
Qualified XII (1.45)	1,851.176	10.20	18,882
Qualified XII (1.50)	2,012.856	10.19	20,511
Qualified XV	5,784.802	10.33	59,757
Qualified XVI	19,299.804	10.19	196,665
Qualified XVII	2,028.976	10.25	20,797
Qualified XVIII	2,458.049	10.25	25,195
Qualified XXI	22,573.867	10.37	234,091
Qualified XXIV	40,658.937	10.35	420,820
Qualified XXV	13,733.622	10.38	142,555
Qualified XXVI	1,861.896	10.34	19,252
Qualified XXVIII	151,145.758	11.08	1,674,695
Qualified XXXII	4,082.769	10.33	42,175
	2,734,728.494		$ 28,509,433

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	1,730,461.941	$ 13.19	$ 22,824,793
Qualified XXVIII	2,683,563.262	13.12	35,208,350
	4,414,025.203		$ 58,033,143

Oppenheimer Developing Markets
Contracts in accumulation period:
Qualified XXVII	428,804.530	$ 14.57	$ 6,247,682
	428,804.530		$ 6,247,682

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Aggressive Growth
Currently payable annuity contracts:			$ 3,819
			$ 3,819

Oppenheimer Global Securities
Contracts in accumulation period:
Qualified III	5,406.460	$ 15.79	$ 85,368
Qualified V	872.602	15.22	13,281
Qualified VI	4,961,170.423	15.35	76,153,966
Qualified VIII	1,875.700	15.35	28,792
Qualified X (1.15)	40,356.736	15.44	623,108
Qualified X (1.25)	405,832.769	15.35	6,229,533
Qualified XI	19.523	15.93	311
Qualified XII (0.05)	110,421.605	15.83	1,747,974
Qualified XII (0.15)	1,817.993	11.06	20,107
Qualified XII (0.15)	27,280.832	11.06	301,726
Qualified XII (0.25)	256,884.877	16.20	4,161,535
Qualified XII (0.35)	88,677.468	16.11	1,428,594
Qualified XII (0.45)	89,314.232	16.02	1,430,814
Qualified XII (0.55)	170,278.720	15.93	2,712,540
Qualified XII (0.60)	347,226.684	15.89	5,517,432
Qualified XII (0.65)	39,648.896	15.85	628,435
Qualified XII (0.70)	157,387.405	15.80	2,486,721
Qualified XII (0.75)	488,096.193	15.76	7,692,396
Qualified XII (0.80)	2,094,652.699	15.75	32,990,780
Qualified XII (0.85)	469,450.859	15.71	7,375,073
Qualified XII (0.90)	18,328.800	15.66	287,029
Qualified XII (0.95)	351,194.814	15.62	5,485,663
Qualified XII (1.00)	2,194,785.806	15.57	34,172,815
Qualified XII (1.05)	131,308.628	15.53	2,039,223
Qualified XII (1.10)	80,145.126	15.49	1,241,448
Qualified XII (1.15)	33,405.959	15.44	515,788
Qualified XII (1.20)	63,075.974	15.40	971,370
Qualified XII (1.25)	71,068.991	15.35	1,090,909
Qualified XII (1.30)	8,643.175	15.31	132,327
Qualified XII (1.35)	3,502.816	15.27	53,488
Qualified XII (1.40)	44,561.235	15.22	678,222
Qualified XII (1.45)	869.038	15.18	13,192
Qualified XII (1.50)	5,010.832	15.14	75,864
Qualified XV	11,627.657	15.62	181,624
Qualified XVI	101,424.307	15.14	1,535,564
Qualified XVII	15,459.544	15.35	237,304

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Global Securities (continued)
Qualified XVIII	12,028.469	$ 15.35	$ 184,637
Qualified XXI	50,072.282	15.73	787,637
Qualified XXIV	149,156.103	15.65	2,334,293
Qualified XXV	57,639.077	15.61	899,746
Qualified XXVI	10,521.056	15.53	163,392
Qualified XXVII	1,737,193.279	15.92	27,656,117
Qualified XXVIII	1,169,076.452	15.84	18,518,171
Qualified XXXII	15,095.909	10.51	158,658
	16,091,868.005		$ 251,042,967

Oppenheimer Main Street®
Currently payable annuity contracts:			$ 31,762
			$ 31,762

Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 7,908
Contracts in accumulation period:
Qualified III	179.389	$ 13.10	2,350
Qualified V	789.018	12.93	10,202
Qualified VI	793,254.790	13.05	10,351,975
Qualified VIII	1,893.712	13.04	24,694
Qualified X (1.15)	9,066.616	13.12	118,954
Qualified X (1.25)	121,435.402	13.05	1,584,732
Qualified XII (0.05)	10,542.230	13.45	141,793
Qualified XII (0.15)	5,754.922	12.80	73,663
Qualified XII (0.25)	43,521.651	13.81	601,034
Qualified XII (0.35)	22,331.441	13.74	306,834
Qualified XII (0.40)	54,055.238	13.65	737,854
Qualified XII (0.45)	21,371.523	13.66	291,935
Qualified XII (0.55)	20,161.855	13.58	273,798
Qualified XII (0.60)	27,232.103	13.55	368,995
Qualified XII (0.65)	13,110.437	13.51	177,122
Qualified XII (0.70)	28,495.694	13.47	383,837
Qualified XII (0.75)	58,220.848	13.43	781,906
Qualified XII (0.80)	172,403.659	13.39	2,308,485
Qualified XII (0.85)	55,390.038	13.35	739,457
Qualified XII (0.90)	2,874.906	13.31	38,265
Qualified XII (0.95)	68,743.632	13.27	912,228
Qualified XII (1.00)	254,652.759	13.23	3,369,056
Qualified XII (1.05)	29,490.758	13.20	389,278

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Strategic Bond (continued)
Qualified XII (1.10)	9,073.784	$ 13.16	$ 119,411
Qualified XII (1.15)	6,334.832	13.12	83,113
Qualified XII (1.20)	6,093.884	13.08	79,708
Qualified XII (1.25)	10,023.142	13.05	130,802
Qualified XII (1.30)	3,556.803	13.01	46,274
Qualified XII (1.35)	3,120.972	12.97	40,479
Qualified XII (1.40)	6,513.447	12.94	84,284
Qualified XII (1.45)	59.845	12.90	772
Qualified XII (1.50)	600.933	12.86	7,728
Qualified XV	5,640.166	13.27	74,845
Qualified XVI	18,170.685	12.86	233,675
Qualified XVII	1,884.904	13.05	24,598
Qualified XVIII	5,071.188	13.05	66,179
Qualified XXI	2,130.464	13.36	28,463
Qualified XXIV	15,999.699	13.30	212,796
Qualified XXV	46,528.054	13.26	616,962
Qualified XXVI	2,357.727	13.20	31,122
Qualified XXVII	286,487.358	13.21	3,784,498
Qualified XXVIII	218,753.577	13.14	2,874,422
Qualified XXXII	6,918.361	10.13	70,083
	2,470,292.446		$ 32,606,569

Pax World Balanced
Contracts in accumulation period:
Qualified VI	595.652	$ 9.43	$ 5,617
Qualified XII (0.85)	22,808.996	9.56	218,054
Qualified XII (1.00)	1,383.176	9.51	13,154
Qualified XXVII	353,095.807	9.54	3,368,534
	377,883.631		$ 3,605,359

Pioneer Equity Income
Contracts in accumulation period:
NYSUT 457	12,742.504	$ 12.14	$ 154,694
Qualified VI	396,077.870	9.67	3,830,073
Qualified VIII	4,406.825	9.67	42,614
Qualified X (1.15)	18,217.320	9.70	176,708
Qualified X (1.25)	65,072.182	9.67	629,248
Qualified XII (0.15)	6,272.404	10.11	63,414
Qualified XII (0.45)	2,080.547	9.87	20,535
Qualified XII (0.55)	49,078.354	9.84	482,931

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income (continued)
Qualified XII (0.60)	1,663.683	$ 9.83	$ 16,354
Qualified XII (0.65)	12,863.544	9.82	126,320
Qualified XII (0.70)	3,839.653	9.81	37,667
Qualified XII (0.75)	1,155.771	9.79	11,315
Qualified XII (0.80)	219,767.587	9.78	2,149,327
Qualified XII (0.85)	110,507.369	9.77	1,079,657
Qualified XII (0.90)	7,813.422	9.76	76,259
Qualified XII (0.95)	36,542.154	9.75	356,286
Qualified XII (1.00)	86,609.558	9.73	842,711
Qualified XII (1.05)	11,191.152	9.72	108,778
Qualified XII (1.10)	15,159.835	9.71	147,202
Qualified XII (1.15)	2,450.928	9.70	23,774
Qualified XII (1.20)	2,141.176	9.69	20,748
Qualified XII (1.25)	5,905.791	9.67	57,109
Qualified XII (1.30)	630.952	9.66	6,095
Qualified XII (1.35)	11.088	9.65	107
Qualified XII (1.40)	2,253.734	9.64	21,726
Qualified XII (1.45)	938.629	9.63	9,039
Qualified XII (1.50)	195.525	9.61	1,879
Qualified XV	54.974	9.75	536
Qualified XVI	2,457.336	9.61	23,615
Qualified XVII	1,072.699	9.67	10,373
Qualified XVIII	655.636	9.67	6,340
Qualified XXI	2,203.170	9.78	21,547
Qualified XXIV	2,882.275	9.76	28,131
Qualified XXV	9,226.353	9.79	90,326
Qualified XXVI	1,090.266	9.76	10,641
Qualified XXXII	635.680	10.37	6,592
	1,095,867.946		$ 10,690,671

Pioneer Fund
Contracts in accumulation period:
Qualified VI	57,446.471	$ 9.21	$ 529,082
Qualified VIII	46.413	9.20	427
Qualified X (1.15)	997.941	9.23	9,211
Qualified X (1.25)	11,092.725	9.21	102,164
Qualified XII (0.55)	1,944.717	9.37	18,222
Qualified XII (0.60)	325.348	9.35	3,042
Qualified XII (0.65)	367.666	9.34	3,434
Qualified XII (0.70)	46.088	9.33	430

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Fund (continued)
Qualified XII (0.75)	2,903.112	$ 9.32	$ 27,057
Qualified XII (0.80)	16,137.272	9.31	150,238
Qualified XII (0.85)	18,504.839	9.30	172,095
Qualified XII (0.90)	8.827	9.29	82
Qualified XII (0.95)	13,906.580	9.27	128,914
Qualified XII (1.00)	26,252.916	9.26	243,102
Qualified XII (1.05)	1,408.000	9.25	13,024
Qualified XII (1.10)	688.636	9.24	6,363
Qualified XII (1.15)	738.678	9.23	6,818
Qualified XII (1.20)	467.679	9.22	4,312
Qualified XII (1.25)	7,853.854	9.21	72,334
Qualified XII (1.40)	657.252	9.17	6,027
Qualified XVI	164.699	9.15	1,507
Qualified XXI	820.516	9.31	7,639
Qualified XXIV	1,679.548	9.29	15,603
Qualified XXV	30.472	9.32	284
Qualified XXVI	53.283	9.29	495
	164,543.532		$ 1,521,906

Pioneer Mid Cap Value
Contracts in accumulation period:
NYSUT 457	21,362.407	$ 13.46	$ 287,538
Qualified VI	421,274.452	11.86	4,996,315
Qualified X (1.15)	5,575.189	11.89	66,289
Qualified X (1.25)	64,303.288	11.86	762,637
Qualified XII (0.15)	83.987	12.24	1,028
Qualified XII (0.55)	10,938.557	12.06	131,919
Qualified XII (0.60)	3,315.602	12.05	39,953
Qualified XII (0.65)	3,884.705	12.03	46,733
Qualified XII (0.70)	18,817.804	12.02	226,190
Qualified XII (0.75)	4,287.584	12.00	51,451
Qualified XII (0.80)	123,315.763	11.99	1,478,556
Qualified XII (0.85)	60,995.576	11.98	730,727
Qualified XII (0.90)	1,839.047	11.96	21,995
Qualified XII (0.95)	27,240.921	11.95	325,529
Qualified XII (1.00)	152,653.647	11.93	1,821,158
Qualified XII (1.05)	6,469.211	11.92	77,113
Qualified XII (1.10)	4,583.782	11.90	54,547
Qualified XII (1.15)	2,160.219	11.89	25,685
Qualified XII (1.20)	2,281.803	11.87	27,085
Qualified XII (1.25)	5,001.855	11.86	59,322

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value (continued)
Qualified XII (1.30)	885.980	$ 11.84	$ 10,490
Qualified XII (1.35)	46.154	11.83	546
Qualified XII (1.40)	4,469.517	11.81	52,785
Qualified XII (1.50)	763.104	11.79	8,997
Qualified XV	1,241.506	11.95	14,836
Qualified XVI	7,036.981	11.79	82,966
Qualified XVII	4.722	11.86	56
Qualified XVIII	2,790.472	11.86	33,095
Qualified XXI	4,719.183	11.99	56,583
Qualified XXIV	7,483.291	11.97	89,575
Qualified XXV	7,685.167	12.00	92,222
Qualified XXVI	642.391	11.96	7,683
Qualified XXXII	5,151.996	10.27	52,911
	983,305.863		$ 11,734,515

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

  Qualified III

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified V

  Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

  Qualified VI

  Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

  Qualified VII

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII

  Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified IX

  Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X

  Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

  Qualified XI

  Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

  Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

  Qualified XIII

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

  Qualified XIV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

  Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

  Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XVIII

  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XIX

  Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XX

  Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XXI

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXII

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified XXIV

  Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

  Qualified XXV

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVI

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVII

  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXVIII

  Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified XXXI

  Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

  Qualified XXXII

  Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Financial Highlights

  A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
AIM V.I. Capital Appreciation
2003	2,409	$5.47 to $10.25	$ 20,562	-%	0.25% to 1.50%	27.54% to 29.11%
2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	*	*	*

AIM V.I. Core Equity
2003	5,544	$6.16 to $10.37	42,522	1.00	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	*	*	*

AIM V.I. Growth
2003	3,143	$4.16 to $10.35	17,055	-	0.25% to 1.50%	29.19% to 30.88%
2002	2,722	$3.20 to $4.38	11,403	-	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	*	*	*

AIM V.I. Premier Equity
2003	2,956	$6.15 to $10.33	21,041	0.31	0.25% to 1.50%	23.17% to 24.71%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
American Century® Income & Growth
2003	272	$8.99 to $27.72	$ 2,491	1.48%	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Baron Growth
2003	-	$12.91	-	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

Calvert Social Balanced
2003	3,259	$10.21 to $27.31	60,576	1.94	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	*	*	*

Evergreen Special Values
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Fidelity® VIP Asset ManagerSM
2003	1,246	$17.36 to $17.45	21,727	3.47	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund®
2003	27,815	$10.35 to $24.91	$ 564,372	0.40%	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	*	*	*

Fidelity® VIP Equity-Income
2003	18,499	$10.50 to $24.58	327,820	1.56	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	*	*	*

Fidelity® VIP Growth
2003	24,544	$9.27 to $23.64	380,196	0.24	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	*	*	*

Fidelity® VIP High Income
2003	866	$8.28 to $8.33	7,292	5.36	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	*	*	*

Fidelity® VIP Index 500
2003	4,705	$21.37 to $21.49	101,046	1.34	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
Fidelity® VIP Overseas
2003	2,508	$7.40 to $13.88	$ 30,341	0.50%	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	*	*	*

Franklin Small Cap Value Securities
2003	1,312	$10.35 to $13.33	15,883	0.19	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING GET Fund - Series D
2003	14,948	$10.01 to $10.70	152,769	4.03	0.50% to 1.75%	-0.10% to 1.04%
2002	22,908	$10.04 to $10.59	234,066	4.30	0.25% to 1.75%	-1.09% to 0.06%
2001	28,027	$10.15 to $10.54	288,294	1.46	0.25% to 1.75%	0.22% to 1.38%
2000	32,394	$10.13 to $10.38	331,079	*	*	*

ING GET Fund - Series E
2003	7,589	$10.02 to $10.84	79,656	4.14	0.70% to 1.75%	0.98% to 2.07%
2002	10,072	$10.23 to $10.62	104,443	4.02	0.25% to 1.75%	2.28% to 3.36%
2001	11,703	$10.01 to $10.28	118,197	0.79	0.25% to 1.75%	-0.96% to 0.10%
2000	12,965	$10.10 to $10.27	131,675	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING GET Fund - Series G
2003	2,302	$10.01 to $10.77	$ 23,831	4.15%	0.80% to 1.75%	0.39% to 1.44%
2002	2,896	$10.16 to $10.48	29,756	3.84	0.25% to 1.75%	3.15% to 4.13%
2001	3,400	$9.85 to $10.11	33,746	0.39	0.25% to 1.75%	-0.35% to 0.08%
2000	3,829	$9.88 to $10.03	38,004	*	*	*

ING GET Fund - Series H
2003	1,765	$10.03 to $10.91	18,535	4.10	0.50% to 1.75%	1.37% to 2.73%
2002	2,251	$10.23 to $10.62	23,282	3.60	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	*	*	*

ING GET Fund - Series I
2003	106	$10.02 to $10.29	1,092	3.42	1.75%	1.38%
2002	117	$10.15	1,190	3.54	1.75%	3.52%
2001	128	$9.80	1,252	0.24	1.75%	-0.60%
2000	138	$9.86	1,364	*	*	*

ING GET Fund - Series J
2003	38	$10.02 to $10.18	386	3.59	1.75%	0.79%
2002	39	$10.10	394	3.47	1.75%	4.23%
2001	39	$9.69	381	0.16	1.75%	-0.46%
2000	47	$9.73	457	*	*	*

ING GET Fund - Series K
2003	167	$10.01 to $10.38	1,736	3.07	1.25% to 1.75%	0.59% to 1.07%
2002	200	$10.17 to $10.27	2,048	2.74	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	-	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING GET Fund - Series L
2003	101	$10.34	$ 1,049	3.76%	1.25%	2.17%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
2000	2	$10.02	16	*	*	*

ING GET Fund - Series Q
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28	1.25%	***
2001	364	$10.00	3,642	**	1.05%	**
2000	**	**	**	**	**	**

ING GET Fund - Series S
2003	3,106	$10.09 to $10.69	32,661	0.10	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	***	0.25% to 1.75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP Balanced
2003	31,363	$10.22 to $31.70	659,370	1.96	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	*	*	*

ING VP Bond
2003	20,885	$10.04 to $71.97	408,185	1.72	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Emerging Markets
2003	973	$8.38 to $8.41	$ 8,172	-%	1.00%	45.74% to 45.75%
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	*	*	*
ING VP Money Market
2003	17,666	$10.00 to $49.72	257,477	1.79	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	*	*	*
ING VP Natural Resources
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	*	*	*
ING MFS Total Return
2003	701	$11.28 to $12.03	8,289	****	0.55% to 1.50%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING T. Rowe Price Equity Income
2003	166	$12.20 to $13.01	2,143	****	0.55% to 1.50%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING DSI Enhanced Index
2003	101	$7.76 to $10.13	$ 800	0.65%	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Aggressive Growth-Initial Class
2003	1	$14.26	16	-	0.00%	-
2002	-	$9.58	-	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Aggressive Growth-Service Class
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Growth
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	***	0.75% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING American Century Small Cap Value
2003	582	$10.77 to $10.94	6,307	0.17	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING Baron Small Cap Growth
2003	1,313	$10.23 to $13.03	$ 15,257	-%	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Goldman Sachs® Capital Growth
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING JPMorgan Fleming International
2003	8,116	$9.30 to $19.47	126,504	0.98	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	*	*	*

ING JPMorgan Mid Cap Value
2003	339	$10.24 to $11.93	3,999	0.44	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING MFS Capital Opportunities
2003	8,274	$8.73 to $26.23	151,497	0.19	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING MFS Global Growth
2003	119	$10.78 to $10.94	$ 1,294	-%	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	***	0.70% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING MFS Research Equity
2003	10,747	$8.55 to $14.33	128,075	0.58	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	*	*	*

ING OpCap Balanced Value
2003	752	$10.29 to $12.58	9,183	1.63	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	***	0.70% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING PIMCO Total Return
2003	2,845	$10.02 to $11.20	31,227	3.56	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Salomon Brothers Aggressive Growth
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Fundamental Value
2003	578	$10.39 to $16.78	$ 9,414	1.39%	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Salomon Brothers Investors Value
2003	321	$9.88 to $12.92	4,019	0.69	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	***	0.60% to 1.40%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING T. Rowe Price Growth Equity
2003	13,740	$10.37 to $21.86	246,603	0.15	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	*	*	*

ING UBS Tactical Asset Allocation
2003	50	$9.55 to $30.04	911	0.14	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Van Kampen Comstock
2003	2,951	$10.46 to $12.47	32,018	0.89	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Balanced
2003	4,016	$10.24 to $16.55	$ 58,446	1.48%	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	*	*	*

ING VP Strategic Allocation Growth
2003	4,838	$9.86 to $16.92	69,833	0.88	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	*	*	*

ING VP Strategic Allocation Income
2003	2,238	$10.18 to $16.50	33,837	2.30	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	*	*	*

ING VP Growth and Income
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	*	*	*

ING GET Fund US Core - Series 1
2003	231	$10.28	2,378	****	1.25%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING GET Fund US Core - Series 2
2003	2,055	$10.03 to $10.05	$ 20,639	**** %	1.05% to 1.65%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

ING GET Fund US Core - Series 3
2003	21	$9.99 to $10.00	207	****	0.80% to 1.25%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

ING VP Technology
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	*	*	*

ING VP Growth
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	*	*	*

ING VP Index Plus LargeCap
2003	31,590	$9.74 to $17.85	503,421	1.04	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap
2003	14,056	$10.18 to $17.68	$ 233,761	0.39%	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	*	*	*

ING VP Index Plus SmallCap
2003	7,540	$10.20 to $13.42	93,931	0.17	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	*	*	*

ING VP International Equity
2003	1,451	$5.79 to $10.52	11,933	1.01	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	*	*	*

ING VP Small Company
2003	9,733	$9.73 to $20.60	167,432	0.25	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	*	*	*

ING VP Value Opportunity
2003	8,963	$8.85 to $17.11	133,176	0.77	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING VP Growth Opportunities
2003	164	$7.86 to $8.04	$ 1,297	-%	0.55% to 1.50%	31.33% to 32.24%
2002	26	$6.00 to $6.08	158	-	0.55% to 1.40%	-32.22%
2001	1	$8.92	10	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP International Value
2003	3,157	$10.17 to $11.47	32,591	1.19	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP MagnaCap
2003	177	$8.80 to $8.93	1,571	1.04	0.60% to 1.50%	29.18% to 30.17%
2002	80	$6.82 to $6.86	544	***	0.60% to 1.40%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP MidCap Opportunities
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP SmallCap Opportunities
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Balanced
2003	19,201	$9.36 to $24.66	$ 385,094	2.22%	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	*	*	*

Janus Aspen Capital Appreciation
2003	423	$7.32 to $9.88	3,177	0.27	1.00% to 1.25%	18.75% to 19.02%
2002	326	$6.15 to $8.32	2,019	0.33	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Janus Aspen Flexible Income
2003	5,268	$10.03 to $20.59	89,994	4.83	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	*	*	*

Janus Aspen Growth
2003	15,153	$9.27 to $19.13	239,988	0.09	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	*	*	*

Janus Aspen Mid Cap Growth
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Worldwide Growth
2003	31,018	$9.09 to $22.51	$ 536,188	1.06%	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	*	*	*

Janus Twenty
2003	117	$4.79 to $4.81	563	0.63	0.95% to 1.10%	23.97% to 24.09%
2002	99	$3.86 to $3.88	383	0.63	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Lord Abbet Growth and Income
2003	4,951	$10.10 to $10.44	50,532	0.93	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Lord Abbett Mid-Cap Value - Class VC
2003	2,735	$10.19 to $12.77	28,509	0.67	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

MFS® Total Return
2003	4,414	$13.12 to $13.19	58,033	1.66	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Developing Markets
2003	429	$14.57	$ 6,248	4.56%	1.00%	63.52%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Oppenheimer Aggressive Growth
2003	-	-	4	-	1.25%	-
2002	-	-	3	***	1.25%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Oppenheimer Global Securities
2003	16,092	$10.51 to $16.20	251,043	0.55	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	*	*	*

Oppenheimer Main Street®
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	***	1.25% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Oppenheimer Strategic Bond
2003	2,470	$10.13 to $13.81	32,607	5.57	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	*	*	*

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pax World Balanced
2003	378	$9.43 to $9.56	$ 3,605	1.04%	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Equity Income
2003	1,096	$9.61 to $12.14	10,691	2.39	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Fund
2003	165	$9.15 to $9.37	1,522	1.13	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Mid Cap Value
2003	983	$10.27 to $13.46	11,735	0.16	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Templeton Foreign
	2003	-	-	$ -	**** %	0.00% to 0.90%	****
	2002	****	****	****	****	****	****
	2001	****	****	****	****	****	****
	2000	****	****	****	****	****	****

*	Not provided for 2000
**	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
***	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
****	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in Note 7. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance And Annuity Company And Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Auditors	C-2

Consolidated Financial Statements

Consolidated Income Statements for the years ended
December 31, 2003, 2002 and 2001	C-3

Consolidated Balance Sheets as of
December 31, 2003 and 2002	C-4

Consolidated Statements of Changes in Shareholder's Equity for the years ended
December 31, 2003, 2002 and 2001	C-5

Consolidated Statements of Cash Flows for the years ended
December 31, 2003, 2002 and 2001	C-6

Notes to Consolidated Financial Statements	C-7

  Report of Independent Auditors

  The Board of Directors

  ING Life Insurance and Annuity Company

  We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

  As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

  /s/ Ernst & Young LLP

  Atlanta, Georgia

  March 22, 2004

  ING Life Insurance And Annuity Company And Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Consolidated Income Statements

  (Millions)
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2003	2002	2001
Revenues:
Premiums	$ 95.8	$ 98.7	$ 114.2
Fee income	384.3	418.2	553.4
Net investment income	919.1	959.5	888.4
Net realized capital gains (losses)	64.5	(101.0)	(21.0)
Total revenue	1,463.7	1,375.4	1,535.0
Benefits, losses and expenses:
Benefits:
Interest credited and other benefits
to policyholders	757.6	746.4	729.6
Underwriting, acquisition, and insurance expenses:
General expenses	421.2	392.5	559.9
Commissions	122.4	124.0	101.2
Policy acquisition costs deferred	(159.7)	(155.1)	(216.9)
Amortization:
Deferred policy acquisition costs and value
of business acquired	106.5	181.5	112.0
Goodwill	-	-	61.9
Total benefits, losses and expenses	1,248.0	1,289.3	1,347.7
Income before income taxes and cumulative effect of
change in accounting principle	215.7	86.1	187.3
Income tax expense	61.1	18.6	87.4
Income before cumulative effect of change
in accounting principle	154.6	67.5	99.9
Cumulative effect of change in accounting principle	-	(2,412.1)	-
Net income (loss)	$ 154.6	$ (2,344.6)	$ 99.9

  The accompanying notes are an integral part of these consolidated financial statements.

  ING Life Insurance And Annuity Company And Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Consolidated Balance Sheets

  (Millions, except share data)
	As of December 31,
	2003	2002
Assets:
Investments:
Fixed maturities, available for sale, at fair value
(amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)	$ 17,574.3	$ 15,767.0
Equity securities at fair value:
Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)	34.1	34.2
Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)	121.7	201.0
Common stock (cost of $0.1 at 2003 and $0.2 at 2002)	0.1	0.2
Mortgage loans on real estate	754.5	576.6
Policy loans	270.3	296.3
Short-term investments	1.0	6.2
Other investments	52.6	52.2
Securities pledged to creditors (amortized cost of $117.7 at
2003 and $154.9 at 2002)	120.2	155.0
Total investments	18,928.8	17,088.7
Cash and cash equivalents	57.8	65.4
Short term investments under securities loan agreement	123.9	164.3
Accrued investment income	169.6	170.9
Reinsurance recoverable	2,953.2	2,986.5
Deferred policy acquisition costs	307.9	229.8
Value of business acquired	1,415.4	1,438.4
Property, plant and equipment (net of accumulated depreciation
of $79.8 at 2003 and $56.0 at 2002)	31.7	49.8
Other assets	129.6	145.8
Assets held in separate accounts	33,014.7	28,071.1
Total assets	$ 57,132.6	$ 50,410.7
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims reserves	$ 3,379.9	$ 3,305.2
Unpaid claims and claim expenses	25.4	30.0
Other policyholders' funds	15,871.3	14,756.0
Total policy liabilities and accruals	19,276.6	18,091.2
Payable under securities loan agreement	123.9	164.3
Current income taxes	85.6	84.5
Deferred income taxes	184.7	163.1
Other liabilities	1,801.2	1,573.7
Liabilities related to separate accounts	33,014.7	28,071.1
Total liabilities	54,486.7	48,147.9
Shareholder's equity:
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50.00 per share per value)	2.8	2.8
Additional paid-in capital	4,646.5	4,416.5
Accumulated other comprehensive income	106.8	108.3
Retained deficit	(2,110.2)	(2,264.8)
Total shareholder's equity	2,645.9	2,262.8
Total liabilities and shareholder's equity	$ 57,132.6	$ 50,410.7

  The accompanying notes are an integral part of these consolidated financial statements.

  ING Life Insurance And Annuity Company And Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Consolidated Statements of Changes in Shareholder's Equity

  (Millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at December 31, 2000	$ 2.8	$ 4,303.8	$ 25.4	$ 12.6	$ 4,344.6
Comprehensive income:
Net income	-	-	-	99.9	99.9
Other comprehensive income
net of tax:
Unrealized gain on securities
($32.5 pretax)	-	-	21.2	-	21.2
Comprehensive income					121.1
Return of capital	-	(11.3)	-	-	(11.3)
Other changes	-	(0.1)	-	-	(0.1)
Balance at December 31, 2001	2.8	4,292.4	46.6	112.5	4,454.3

Comprehensive loss:
Net loss	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive loss
net of tax:
Unrealized gain on securities
($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive loss					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	2.8	4,416.5	108.3	(2,264.8)	2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive income
net of tax:
Unrealized loss on securities
(($2.4) pretax)	-	-	(1.5)	-	(1.5)
Comprehensive income					153.1
Capital contributions	-	230.0	-	-	230.0
Balance at December 31, 2003	$ 2.8	$ 4,646.5	$ 106.8	$ (2,110.2)	$ 2,645.9

  The accompanying notes are an integral part of these consolidated financial statements.

  ING Life Insurance And Annuity Company And Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Consolidated Statements of Cash Flows

  (Millions)
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2003	2002	2001
Cash Flows from Operating Activities:
Net income (loss)	$ 154.6	$ (2,344.6)	$ 99.9
Adjustments to reconcile net income (loss) to net cash
provided by (used for) operating activities:
Net amortization (accretion) of (discounts) premiums
on investments	198.9	115.5	(1.2)
Net realized capital (gains) losses	(64.5)	101.0	21.0
Amortization of deferred policy acquisition costs	15.5	12.2	112.0
Amortization of value of business acquired	91.0	146.3	-
Depreciation of property, plant and equipment	23.3	20.9	8.4
(Increase) decrease in accrued investment income	1.3	(10.0)	(13.7)
(Increase) decrease in receivables	33.3	172.7	(95.6)
(Increase) decrease in value of business acquired	-	(6.9)	13.9
Amortization of goodwill	-	-	61.9
Impairment of goodwill	-	2,412.1	-
Policy acquisition costs deferred	(159.7)	(120.7)	(233.3)
Interest credited and other changes in insurance
reserve liabilities	705.9	953.7	(118.7)
Change in current income taxes payable and
other changes in assets and liabilities	233.1	51.9	(76.4)
Provision for deferred income taxes	22.1	23.6	89.5
Net cash provided by (used for) operating activities	1,254.8	1,527.7	(132.3)
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or repayment of:
Fixed maturities available for sale	29,977.9	26,315.3	15,338.5
Equity securities	130.2	57.2	4.4
Mortgages	16.3	2.0	5.2
Short-term investments	5.2	11,796.7	7,087.3
Acquisition of investments:
Fixed maturities available for sale	(31,951.6)	(28,105.5)	(16,489.8)
Equity securities	(34.8)	(81.8)	(50.0)
Short-term investments	-	(11,771.3)	(6,991.1)
Mortgages	(194.2)	(343.7)	(242.0)
Increase in policy loans	26.0	32.7	10.3
Purchase of property and equipment	(5.2)	(5.8)	7.4
Change in other investments	(13.3)	(47.8)	(4.7)
Net cash used for investing activities	(2,043.5)	(2,152.0)	(1,324.5)
Cash Flows from Financing Activities:
Deposits and interest credited for investment contracts	2,040.5	1,332.5	1,941.5
Maturities and withdrawals from insurance contracts	(1,745.5)	(741.4)	(1,082.7)
Transfers to/from separate accounts	256.1	16.6	(105.0)
Capital contributions	230.0	-	-
Return of capital	-	-	(11.3)
Net cash provided by financing activities	781.1	607.7	742.5
Net decrease in cash and cash equivalents	(7.6)	(16.6)	(714.3)
Cash and cash equivalents, beginning of period	65.4	82.0	796.3
Cash and cash equivalents, end of period	$ 57.8	$ 65.4	$ 82.0
Supplemental cash flow information:
Income taxes (received) paid, net	$ 29.8	$ 6.7	$ (12.3)

  The accompanying notes are an integral part of these consolidated financial statements.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Significant Accounting Policies

  Principles of Consolidation

  ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

  HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

  On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

  In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

  USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

  Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

  Description of Business

  The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

  Recently Adopted Accounting Standards

  Accounting for Goodwill and Intangible Assets

  During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

Year ended
December 31,
2001
(Millions)
Reported net income after tax	$ 99.9
Add back goodwill amortization, net of tax	61.9
Adjusted net income after tax	$ 161.8

  Accounting for Derivative Instruments and Hedging Activities

  In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

  Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

  The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

  The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

  The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

  The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

  Guarantees

  In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

  Variable Interest Entities

  In January 2003, the FASB issued FASB Interpretation 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

  In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

  At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

Asset Type	Purpose	Book Value (1)	Market Value

Private Corporate Securities - synthetic leases;
project financings; credit tenant leases	Investment Holdings	$ 1,600.1	$ 1,697.6

Foreign Securities - US VIE subsidiaries of
foreign companies	Investment Holdings	583.1	615.2

Commercial Mortgage Obligations (CMO)	Investment Holdings	6,038.8	6,109.4

Collateralized Debt Obligations (CDO)	Investment Holdings and/or
	Collateral Manager	20.9	12.3

Asset-Backed Securities (ABS)	Investment Holdings	949.6	975.8

Commercial Mortgage Backed Securities (CMBS)	Investment Holdings	1,278.5	1,380.2

(1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.

  New Accounting Pronouncements

  In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Use of Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

  Reclassifications

  Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

  Cash and Cash Equivalents

  Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

  Investments

  All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

  When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

  Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

  Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

  Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

  The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

  Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

  Policy loans are carried at unpaid principal balances, net of impairment reserves.

  Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

  Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

  The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

  On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

  The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, Accounting and Reporting by Insurance Enterprises ("FAS No. 60") and FAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments ("FAS No. 97").

  Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

  Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

  DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Activity for the year-ended December 31, 2003, 2002 and 2001 within VOBA was as follows:

(Millions)
Balance at December 31, 2000	$ 1,780.9
Adjustment of allocation purchase price	(165.3)
Additions	90.0
Interest accrued at 7%	110.0
Amortization	(213.8)
Balance at December 31, 2001	1,601.8
Adjustment for unrealized loss	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)
Balance at December 31, 2002	1,438.4
Adjustment for unrealized gain	6.2
Additions	59.1
Interest accrued at 7%	92.2
Amortization	(180.5)
Balance at December 31, 2003	$ 1,415.4

  The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

  As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

  The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Policy Liabilities and Accruals

  Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

  Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

  Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note 11).

  Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

  Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Revenue Recognition

  For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

  Separate Accounts

  Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

  Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

  Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

  Reinsurance

  The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

  Income Taxes

  The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

  Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

  Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Investments
Fixed maturities available for sale as of December 31 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2003	Cost	Gains	Losses	Value
(Millions)
U.S. government and government
agencies and authorities	$ 350.0	$ 1.7	$ 0.3	$ 351.4
States, municipalities and political
subdivisions	2.1	0.1	-	2.2
U.S. corporate securities:
Public utilities	970.7	48.9	11.4	1,008.2
Other corporate securities	6,846.6	432.9	32.4	7,247.1
Total U.S. corporate securities	7,817.3	481.8	43.8	8,255.3
Foreign securities:
Government	605.2	33.7	2.8	636.1
Other	1,364.7	74.5	11.0	1,428.2
Total foreign securities	1,969.9	108.2	13.8	2,064.3
Mortgage-backed securities	5,903.7	91.8	35.1	5,960.4
Other assets-backed securities	1,036.4	34.0	9.5	1,060.9
Total fixed maturities, including
fixed maturities pledged to creditors	17,079.4	717.6	102.5	17,694.5
Less: fixed maturities pledged to creditors	117.7	2.7	0.2	120.2
Fixed maturities	$ 16,961.7	$ 714.9	$ 102.3	$ 17,574.3

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2002	Cost	Gains	Losses	Value
(Millions)
U.S. government and government
agencies and authorities	$ 74.2	$ 2.9	$ -	$ 77.1
States, municipalities and political
subdivisions	0.4	-	-	0.4
U.S. corporate securities:
Public utilities	623.9	28.1	6.4	645.6
Other corporate securities	6,845.8	482.4	30.8	7,297.4
Total U.S. corporate securities	7,469.7	510.5	37.2	7,943.0
Foreign securities:
Government	350.4	20.7	6.5	364.6
Other	1,044.8	69.5	3.6	1,110.8
Total foreign securities	1,395.2	90.2	10.1	1,475.8
Mortgage-backed securities	5,374.2	167.1	34.0	5,507.3
Other assets-backed securities	882.4	47.0	10.5	918.9
Total fixed maturities, including
fixed maturities pledged to creditors	15,196.1	817.7	91.8	15,922.0
Less: fixed maturities pledged to creditors	154.9	0.1	-	155.0
Fixed maturities	$ 15,041.2	$ 817.6	$ 91.8	$ 15,767.0

At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

	Unrealized	Fair
	Loss	Value
(Millions)
Duration category:
Less than six months below cost	$ 27.1	$ 2,774.3
More than six months and less than twelve months below cost	65.5	1,772.1
More than twelve months below cost	9.9	82.5
Fixed maturities, including fixed maturities pledged to creditors	$ 102.5	$ 4,628.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

    $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.

    $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.

    $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.

    $3.2 million of unrealized losses relating to the telecommunications/cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

    $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

    The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
(Millions)	Cost	Value
Due to mature:
One year or less	$ 370.7	$ 379.9
After one year through five years	3,073.7	3,204.9
After five years through ten years	3,385.5	3,533.7
After ten years	2,031.0	2,174.6
Mortgage-backed securities	7,225.1	7,389.9
Other asset-backed securities	993.4	1,011.5
Less: fixed maturities securities pledged to creditors	117.7	120.2
Fixed maturities	$ 16,961.7	$ 17,574.3

At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Investments in equity securities as of December 31 were as follows:

(Millions)	2003	2002
Amortized cost	$ 146.5	$ 238.3
Gross unrealized gains	9.4	-
Gross unrealized losses	-	2.9
Fair value	$ 155.9	$ 235.4

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Impairments

During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

  Financial Instruments

  Estimated Fair Value

  The following disclosures are made in accordance with the requirements of FAS No. 107, Disclosures about Fair Value of Financial Instruments. FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

  FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

  The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

  Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

  Equity securities: Fair values of these securities are based upon quoted market value.

  Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

  Cash and cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

  Investment contract liabilities (included in other policyholders' funds):

  With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

  Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

  The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

	2003		2002
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
(Millions)
Assets:
Fixed maturity securities	$ 17,574.3	$ 17,574.3	$ 15,767.0	$ 15,767.0
Equity securities	155.9	155.9	235.4	235.4
Mortgage loans	754.5	798.5	576.6	632.6
Policy loans	270.3	270.3	296.3	296.3
Short term investments	1.0	1.0	6.2	6.2
Cash and cash equivalents	57.8	57.8	65.4	65.4
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,056.4	1,067.8	1,129.8	1,122.8
Without a fixed maturity	12,152.5	12,116.4	10,783.6	10,733.8

  Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Derivative Financial Instruments

  Interest Rate Floors

  Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

  Interest Rate Caps

  Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

  Interest Rate Swaps

  Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

  Foreign Exchange Swaps

  Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Embedded Derivatives

  The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

  Net Investment Income

  Sources of net investment income were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ 946.2	$ 964.1	$ 887.2
Nonredeemable preferred stock	9.9	3.9	1.5
Investment in affiliated mutual funds	-	-	7.2
Mortgage loans	42.7	23.3	5.9
Policy loans	9.0	8.7	8.9
Cash equivalents	1.7	1.7	18.2
Other	(1.0)	23.4	15.9
Gross investment income	1,008.5	1,025.1	944.8
Less: investment expenses	89.4	65.6	56.4
Net investment income	$ 919.1	$ 959.5	$ 888.4

  Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

  Dividend Restrictions and Shareholder's Equity

  In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

  As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

  Capital Gains and Losses

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ 63.9	$ (97.5)	$ (20.6)
Equity securities	0.6	(3.5)	(0.4)
Pretax realized capital gains (losses)	$ 64.5	$ (101.0)	$ (21.0)
After-tax realized capital gains (losses)	$ 41.9	$ (58.3)	$ (13.7)

Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Proceeds on sales	$ 12,812.5	$ 13,265.2	$ 15,338.5
Gross gains	291.9	276.7	57.0
Gross losses	228.0	374.2	77.6

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ (54.3)	$ 104.8	$ 24.0
Equity securities	17.9	(1.6)	2.0
Other investments	34.0	(8.3)	6.5
Subtotal	(2.4)	94.9	32.5

Increase in deferred income taxes	(0.9)	33.2	11.3
Net changes in accumulated other
comprehensive income (loss)	$ (1.5)	$ 61.7	$ 21.2

Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

	As of	As of	As of
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Net unrealized capital gains (losses):
Fixed maturities	$ 108.5	$ 162.8	$ 58.0
Equity securities	14.4	(3.5)	(1.9)
Other investments	41.3	7.3	15.6
	164.2	166.6	71.7
Less: deferred income taxes	57.4	58.3	25.1
Net accumulated other comprehensive income	$ 106.8	$ 108.3	$ 46.6

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Unrealized holding gains (losses) arising
during the year (1)	$ (48.1)	$ 127.4	$ 8.3
Less: reclassification adjustment for gains
(losses) and other items included in
net income (2)	(46.6)	65.7	(12.9)
Net unrealized gains (losses) on securities	$ (1.5)	$ 61.7	$ 21.2

(1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

  Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

  Severance

  In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

  Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

	Severance
(Millions)	Liability	Positions
Balance at December 31, 2002	$ 9.2	75
Actions taken	7.3	72
Balance at December 31, 2003	$ 1.9	3

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Income Taxes

  The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

  Income taxes consist of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Current taxes (benefits):
Federal	$ (13.7)	$ 28.9	$ 3.2
State	1.1	1.8	2.2
Net realized capital gains	51.6	11.5	16.1
Total current taxes	39.0	42.2	21.5
Deferred taxes (benefits):
Federal	51.1	30.6	89.3
Net realized capital losses	(29.0)	(54.2)	(23.4)
Total deferred taxes (benefits)	22.1	(23.6)	65.9

Total income tax expense	$ 61.1	$ 18.6	$ 87.4

  Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

	Year ended	Year ended,	Year ended,
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Income before income taxes and cumulative
effect of change in accounting principle	$ 215.7	$ 86.1	$ 187.3
Tax rate	35%	35%	35%
Application of the tax rate	75.5	30.1	65.6
Tax effect of:
State income tax, net of federal benefit	0.7	1.2	1.4
Excludable dividends	(14.0)	(5.3)	(1.8)
Goodwill amortization	-	-	21.6
Transfer of mutual fund shares	-	(6.7)	-
Other, net	(1.1)	(0.7)	0.6
Income taxes	$ 61.1	$ 18.6	$ 87.4

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

(Millions)	2003	2002
Deferred tax assets:
Insurance reserves	$ 263.7	$ 234.5
Unrealized gains allocable to experience rated contracts	172.0	197.1
Investments	69.7	113.4
Postretirement benefits	30.2	29.5
Deferred compensation	56.0	58.6
Other	19.7	19.5
Total gross assets	611.3	652.6
Deferred tax liabilities:
Value of business acquired	495.4	509.7
Market discount	-	4.1
Net unrealized capital gains	236.4	263.8
Depreciation	0.2	3.8
Deferred policy acquisition costs	59.2	29.2
Other	4.8	5.1
Total gross liabilities	796.0	815.7
Net deferred tax liability	$ 184.7	$ 163.1

  Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

  The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

  The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Benefit Plans

  Defined Benefit Plan

  ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

  The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

  Defined Contribution Plans

  ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

  Non-Qualified Retirement Plans

  As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

  Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

  The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

  The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

(Millions)	2003	2002
Change in Benefit Obligation:
Defined Benefit Obligation, January 1	$ 106.8	$ 95.3
Service cost	-	-
Interest cost	6.9	6.8
Benefits paid	(9.7)	(5.5)
Plan adjustments	-	4.5
Actuarial (gain) loss on obligation	(2.4)	5.7
Defined Benefit Obligation, December 31	$ 101.6	$ 106.8
Funded status:
Funded status at December 31	$ (101.6)	$ (106.8)
Unrecognized past service cost	3.1	6.4
Unrecognized net loss	0.6	0.8
Net amount recognized	$ (97.9)	$ (99.6)

  At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

  The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

	2003	2002
Discount rate	6.25%	6.75%
Rate of compensation increase	3.75	3.75

  Net periodic benefit costs for the years ended December 31, 2003 and 2002 were as follows:

	2003	2002
(Millions)
Service cost	$ -	$ -
Interest cost	6.9	6.8
Net actuarial (gain) loss recognized in the year	0.9	-
Unrecognized past service cost recognized in year	0.2	(0.3)
The effect of any curtailment or settlement	-	(2.6)
Net periodic benefit cost	$ 8.0	$ 3.9

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Post-Retirement Benefits

  In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

  The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

	2003	2002
(Millions)
Change in Benefit Obligation:
Defined Benefit Obligation, January 1	$ 23.7	$ 25.4
Service cost	0.8	0.5
Interest cost	1.7	1.5
Benefits paid	(1.3)	(1.2)
Plan amendments	-	(6.5)
Actuarial loss on obligation	4.8	4.0
Defined Benefit Obligation, December 31	29.7	23.7
Funded status:
Funded status at December 31	(29.7)	(23.7)
Unrecognized losses	9.9	5.4
Unrecognized past service cost	(3.2)	(3.6)
Net amount recognized	$ (23.0)	$ (21.9)

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

  Net periodic benefit costs were as follows:

	2003	2002
(Millions)
Service cost	$ 0.8	$ 0.5
Interest cost	1.7	1.5
Net actuarial loss recognized in the year	0.4	-
Past service cost - unrecognized psc recognized in year	-	(2.9)
Past service cost - recognized this year	(0.5)	-
Net periodic benefit cost	$ 2.4	$ (0.9)

  Related Party Transactions

  Investment Advisory and Other Fees

  ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $ 391.8 million (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Reciprocal Loan Agreement

  ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

  Capital Transactions

  In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

  Other

  Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

  Reinsurance

  At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

  Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

  Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

  On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

  The effect of reinsurance on premiums and recoveries was as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Direct premiums	$ 93.0	$ 97.3	$ 112.3
Reinsurance assumed	12.1	9.7	0.6
Reinsurance ceded	9.3	8.3	(1.3)
Net premiums	95.8	98.7	114.2
Reinsurance recoveries	$ 184.9	$ 317.6	$ 363.7

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Commitments and Contingent Liabilities

  Leases

  For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

  Commitments

  Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

  Litigation

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  Other Regulatory Matters

  Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

  In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

  The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systematic problem in the businesses involved.

  These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of ReliaStar Life Insurance Company ("ReliaStar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

  In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by ReliaStar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not received special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

  ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Consolidated Financial Statements

  ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

  Segment Information

The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

Summarized financial information for the Company's principal operations for December 31, were as follows:

		Non-Operating Segments
		Investment
		Management
(Millions)	USFS (1)	Services (2)	Other (3)	Total
2003

Revenues from external customers	$ 480.1	$ -	$ -	$ 480.1
Net investment income	919.1			919.1
Total revenue excluding net realized capital
gains	$ 1,399.2	$ -	$ -	$ 1,399.2
Operating earnings (4)	$ 112.7	$ -	$ -	$ 112.7
Net realized capital gains, net of tax	41.9	-	-	41.9
Net income	$ 154.6	$ -	$ -	$ 154.6
2002

Revenues from external customers	$ 507.2	$ 19.2	$ (9.5)	$ 516.9
Net investment income	959.2	0.2	0.1	959.5
Total revenue excluding net realized capital
gains (losses)	$ 1,466.4	$ 19.4	$ (9.4)	$ 1,476.4
Operating earnings (4)	$ 121.1	$ 4.7	$ -	$ 125.8
Cumulative effect of accounting change	(2,412.1)	-	-	(2,412.1)
Net realized capital losses, net of tax	(58.3)	-	-	(58.3)
Net income (loss)	$ (2,349.3)	$ 4.7	$ -	$ (2,344.6)

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

    USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.

    Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).

    Other includes consolidating adjustments between USFS and Investment Management Services.

    Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.
As Reported
2003	(Millions)	First	Second	Third	Fourth
Total revenue		$ 359.2	$ 383.6	$ 362.4	$ 358.5
Income from continuing operations
before income taxes		17.5	111.5	33.2	53.5
Income tax expense		5.1	36.2	3.3	16.5
Income from continuing operations		12.4	75.3	29.9	37.0
Net income		$ 12.4	$ 75.3	$ 29.9	$ 37.0
As Restated
2003	(Millions)	First	Second*	Third*	Fourth
Total revenue		$ 359.2	$ 381.3	$ 354.7	368.5
Income from continuing operations
before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Income from continuing operations		12.4	73.8	24.9	43.5
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5
*Restated
2002	(Millions)	First	Second	Third	Fourth
Total revenue		$ 363.5	$ 351.3	$ 349.8	$ 310.8
Income (loss) from continuing operations
before income taxes		44.1	39.3	(23.1)	25.8
Income tax expense (benefit)		15.2	12.9	(9.9)	0.4
Income (loss) from continuing operations		28.9	26.4	(13.2)	25.4
Cumulative effect of change in accounting
principle		(2,412.1)	-	-	-
Net income (loss)		$ (2,383.2)	$ 26.4	$ (13.2)	$ 25.4

Form No. SAI.75962-04	ILIAC Ed. May 2004